AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVA

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the “Account”) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 11, 2022

We have served as the Account’s auditor since 1997.

This page left intentionally blank.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
342,756.185 shares at $2.78 per share (cost $763,004)	$952,862
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
24,488.652 shares at $37.47 per share (cost $749,419)	917,590
DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
15,881.956 shares at $18.63 per share (cost $275,682)	295,881
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
124,396.344 shares at $15.47 per share (cost $1,700,262)	1,924,411
DWS International Growth VIP Portfolio, Class A (Thematic) -
60,307.396 shares at $18.80 per share (cost $955,237)	1,133,779
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
15,806.460 shares at $49.11 per share (cost $577,664)	776,255
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
147,025.609 shares at $29.28 per share (cost $3,023,793)	4,304,910
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
2,119,586.555 shares at $13.35 per share (cost $27,836,524)	28,296,481
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Income IC) -
120,011.864 shares at $26.15 per share (cost $2,690,619)	3,138,310
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
57,518.106 shares at $102.43 per share (cost $4,600,499)	5,891,580
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
439,925.391 shares at $5.25 per share (cost $2,369,707)	2,309,608
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
6,541.121 shares at $5.21 per share (cost $36,189)	34,079
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
449,055.032 shares at $54.35 per share (cost $15,419,371)	24,406,141
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
24,795.613 shares at $54.00 per share (cost $801,252)	1,338,963
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
213,244.500 shares at $41.17 per share (cost $7,203,062)	8,779,276
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
10,985.189 shares at $40.63 per share (cost $363,183)	446,328
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic) -
1,155,612.630 shares at $11.74 per share (cost $13,347,136)	13,566,892

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
20,173,425.980 shares at $1.00 per share (cost $20,173,426)	$20,173,426
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
3,451.838 shares at $29.82 per share (cost $85,188)	102,934
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
5,669.777 shares at $33.86 per share (cost $159,731)	191,979
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
3,649.420 shares at $38.08 per share (cost $94,274)	138,970
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
32,730.629 shares at $41.41 per share (cost $1,192,952)	1,355,375
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
5,243.316 shares at $88.63 per share (cost $464,009)	464,715
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,346.710 shares at $56.31 per share (cost $37,233)	75,833
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
9,351.522 shares at $40.34 per share (cost $253,346)	377,240
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
2,856.699 shares at $10.48 per share (cost $30,822)	29,938
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
33,706.502 shares at $37.03 per share (cost $932,157)	1,248,152
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
28,966.052 shares at $20.33 per share (cost $517,799)	588,880
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
6,567.770 shares at $196.70 per share (cost $1,131,559)	1,291,880
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
43,636.819 shares at $72.88 per share (cost $2,195,004)	3,180,251
Rydex Precious Metals Fund Portfolio (Precious Metals) -
86,777.621 shares at $41.25 per share (cost $3,620,430)	3,579,577
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
4,540.665 shares at $31.10 per share (cost $190,105)	141,215
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
46,332.901 shares at $38.33 per share (cost $1,603,488)	1,775,940
Rydex Inverse NASDAQ-100(R) Strategy Fund Portfolio (Inverse NASDAQ) -
2,008.850 shares at $18.86 per share (cost $42,659)	37,887

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
1,754.705 shares at $67.72 per share (cost $121,594)	$118,829
Rydex Russell(R) 2000 1.5x Strategy Fund Portfolio (Russell) -
10,077.723 shares at $87.52 per share (cost $726,759)	882,002
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
39,168.322 shares at $17.71 per share (cost $566,883)	693,671
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
100,061.910 shares at $18.51 per share (cost $1,678,184)	1,852,146
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
1,439,914.346 shares at $65.47 per share (cost $61,187,377)	94,271,192
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
8,144,168.259 shares at $12.22 per share (cost $98,469,659)	99,521,736
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
1,845,148.189 shares at $16.56 per share (cost $22,932,761)	30,555,654
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
1,484,725.693 shares at $29.48 per share (cost $31,258,802)	43,769,713
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
930,557.712 shares at $56.94 per share (cost $35,146,953)	52,985,956
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
259,521.844 shares at $28.60 per share (cost $6,793,150)	7,422,325
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
113,090.725 shares at $33.89 per share (cost $3,371,728)	3,832,645
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
2,646,854.792 shares at $10.78 per share (cost $28,544,342)	28,533,095
Vanguard(R) Equity Income Portfolio (Equity Income) -
827,520.604 shares at $27.81 per share (cost $17,712,000)	23,013,348
Vanguard(R) Growth Portfolio (Growth) -
749,477.863 shares at $38.27 per share (cost $19,583,375)	28,682,518
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
1,891,846.642 shares at $8.06 per share (cost $14,739,618)	15,248,284
Vanguard(R) Balanced Portfolio (Balanced) -
998,998.397 shares at $28.41 per share (cost $22,934,993)	28,381,544
Vanguard(R) International Portfolio (International) -
1,238,780.110 shares at $39.70 per share (cost $33,631,024)	49,179,570
Vanguard(R) Diversified Value Portfolio (Diversified) -
1,097,039.076 shares at $17.45 per share (cost $14,873,654)	19,143,332

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard(R) Variable Insurance Fund (Vanguard), continued:
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
769,484.097 shares at $26.50 per share (cost $15,384,729)	$20,391,329
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
367,651.170 shares at $24.23 per share (cost $8,263,984)	8,908,188
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
125,569.723 shares at $21.30 per share (cost $2,703,211)	2,674,635
Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery Fund Portfolio, Class 2 (Discovery) -
22,145.765 shares at $42.74 per share (cost $653,293)	946,510
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
7,584.571 shares at $35.14 per share (cost $172,704)	266,522
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
21,583.608 shares at $70.29 per share (cost $1,072,911)	1,517,112
ProFund VP Europe 30 Portfolio (Europe) -
3,445.261 shares at $25.62 per share (cost $73,703)	88,268
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
659.283 shares at $50.46 per share (cost $27,370)	33,267
ProFund VP Nasdaq-100 Portfolio (NASDAQ-100) -
284.09 shares at $73.87 per share (cost $20,966)	20,986
ProFund VP Small-Cap Portfolio (Small-Cap) -
132.792 shares at $43.20 per share (cost $5,628)	5,737
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
251.707 shares at $54.49 per share (cost $11,795)	13,716
ProFund VP Dow 30 Portfolio (Classic Dow) -
225.997 shares at $23.90 per share (cost $6,462)	5,401
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
220.538 shares at $14.55 per share (cost $4,640)	3,209
ProFund VP Short Nasdaq-100 Portfolio (Short NASDAQ) -
154.651 shares at $13.49 per share (cost $2,850)	2,086
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
228.225 shares at $22.35 per share (cost $5,377)	5,101
ProFund VP Short Dow 30 Portfolio (Short Dow) -
36.778 shares at $22.17 per share (cost $2,764)	815
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
312.893 shares at $73.95 per share (cost $21,507)	23,138

The accompanying notes are an integral part of these financial statements

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ultra ProFunds VP (ProFunds), continued:
ProFund VP UltraNasdaq-100 Portfolio (UltraOTC) -
19,071.447 shares at $99.32 per share (cost $1,079,349)	$1,894,176
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
800.631 shares at $26.25 per share (cost $22,283)	21,017
ProFund VP UltraBull Portfolio (UltraBull) -
3,092.851 shares at $46.43 per share (cost $112,435)	143,601
Non-Equity ProFunds VP (ProFunds):
ProFund VP U.S. Government Plus Portfolio (U.S. Gov. Plus) -
76.491 shares at $22.76 per share (cost $2,076)	1,741
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
1,612.350 shares at $27.76 per share (cost $47,771)	44,759
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
3,098.761 shares at $28.04 per share (cost $82,262)	86,889
ProFund VP Precious Metals Portfolio (Precious Metals) -
3,570.391 shares at $28.13 per share (cost $107,513)	100,435
ProFund VP Real Estate Portfolio (Real Estate) -
1,515.919 shares at $79.69 per share (cost $99,206)	120,804
Access VP High Yield Fund (ProFunds):
ProFund Access VP High Yield Portfolio (High Yield) -
550.847 shares at $26.51 per share (cost $14,913)	14,603
ProFund VP Government Money Market (ProFunds):
ProFund VP Government Money Market Portfolio (Money Market) -
348,913.290 shares at $1.00 per share (cost $348,913)	348,913
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio,
Administrative Class (Commodity) -
358,406.187 shares at $7.74 per share (cost $3,108,641)	2,774,064
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,307,971.025 shares at $10.76 per share (cost $14,501,384)	14,073,768
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
1,150.078 shares at $10.23 per share (cost $11,777)	11,765
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
134,199.982 shares at $25.02 per share (cost $2,673,528)	3,357,684
American Century VP International Fund Portfolio, Class I (International) -
87,749.481 shares at $14.86 per share (cost $898,118)	1,303,957

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP Inflation Protection Fund Portfolio, Class I (Inflation) -
140,222.139 shares at $11.45 per share (cost $1,555,259)	$1,605,543
American Funds Insurance Series(R) (American Funds):
American Funds IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
8,189.810 shares at $67.35 per share (cost $436,703)	551,584
American Funds IS Growth Fund Portfolio, Class 1 (IS Growth) -
8,993.938 shares at $127.58 per share (cost $1,066,078)	1,147,447
American Funds IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
32,413.841 shares at $18.09 per share (cost $445,503)	586,366
American Funds IS International Fund Portfolio, Class 1 (IS International) -
10,583.574 shares at $22.70 per share (cost $228,042)	240,247
American Funds IS New World Fund Portfolio, Class 1 (IS New World) -
31,494.585 shares at $31.83 per share (cost $1,017,212)	1,002,473
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
414,742.048 shares at $13.13 per share (cost $6,866,406)	5,445,563
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series, Initial Class (Utilities IC) -
58,334.418 shares at $38.31 per share (cost $1,864,096)	2,234,792
MFS(R) Mid Cap Growth Series, Initial Class (Mid Cap) -
70,684.061 shares at $11.72 per share (cost $836,430)	828,417
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
212,636.715 shares at $19.13 per share (cost $3,370,899)	4,067,740
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P 500 Index Portfolio (S&P 500) -
26,792.584 shares at $200.13 per share (cost $3,884,059)	5,362,000
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
10,502.621 shares at $102.12 per share (cost $918,123)	1,072,528
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
5,155.723 shares at $144.47 per share (cost $542,024)	744,847
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
312,680.457 shares at $23.93 per share (cost $5,410,739)	7,482,443
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
282,186.430 shares at $22.49 per share (cost $4,589,475)	6,346,373
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
586,443.291 shares at $20.80 per share (cost $9,577,485)	12,198,020
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
68,748.422 shares at $99.34 per share (cost $5,850,306)	6,829,468

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
319,181.981 shares at $53.12 per share (cost $11,018,825)	$16,954,947
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
715,516.843 shares at $18.11 per share (cost $11,227,699)	12,958,010
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
2,463,361.322 shares at $10.44 per share (cost $26,250,512)	25,717,492
VA International Small Portfolio (Small) -
968,639.530 shares at $13.66 per share (cost $12,132,940)	13,231,616
VA International Value Portfolio (Value) -
1,863,744.485 shares at $13.35 per share (cost $21,665,034)	24,880,989
VA Short-Term Fixed Portfolio (Fixed) -
1,544,209.603 shares at $10.18 per share (cost $15,804,797)	15,720,054
VA U.S. Large Value Portfolio (Large) -
762,851.915 shares at $33.12 per share (cost $19,392,318)	25,265,655
VA U.S. Targeted Value Portfolio (Targeted) -
793,394.797 shares at $23.57 per share (cost $14,874,833)	18,700,315
VA Global Moderate Allocation Portfolio (Global) -
870,233.968 shares at $15.78 per share (cost $11,593,252)	13,732,292
VA Equity Allocation Portfolio (Equity) -
170,033.885 shares at $14.94 per share (cost $2,348,673)	2,540,306

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$948,006,821

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,255
Mortality and expense risk charge	(5,461)
Net investment income(loss)	4,794

Realized gain(loss) on investments:
Net realized gain distributions	26,466
Net realized gain(loss) on sale of fund shares	87,589
Net realized gain(loss)	114,055

Change in unrealized appreciation/depreciation	10,495

Net increase(decrease) in net assets resulting
from operations	$129,344

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,794	$8,280
Net realized gain(loss)	114,055	39,669
Net change in unrealized appreciation/depreciation	10,495	94,224
Net increase(decrease) in net assets resulting
from operations	129,344	142,173

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	166,569	28,025
Subaccounts transfers (including fixed account), net	(72,010)	86,491
Transfers for policyowner benefits and terminations	(211,705)	(59,410)
Policyowner maintenance charges	(145)	(190)
Net increase(decrease) from policyowner transactions	(117,291)	54,916

Total increase(decrease) in net assets	12,053	197,089
Net assets at beginning of period	940,809	743,720
Net assets at end of period	$952,862	$940,809

The accompanying notes are an integral part of these financial statements.

FS-10

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2021		2021		2021

$1,748		$2,481		$24,826
(5,252)		(1,599)		(10,429)
(3,504)		882		14,397

37,693		17,248		-
2,900		2,530		143,243
40,593		19,778		143,243

78,716		3,738		273,305

$115,805		$24,398		$430,945

Mid Cap		Small Cap		Small Mid Value

2021	2020	2021	2020	2021	2020

$(3,504)	$(1,715)	$882	$691	$14,397	$8,427
40,593	59,255	19,778	10,862	143,243	52,362
78,716	18,587	3,738	11,575	273,305	(20,058)

115,805	76,127	24,398	23,128	430,945	40,731

-	-	-	-	410,724	56,831
(7,255)	(10,198)	105,830	(31,972)	(145,047)	69,303
(5,889)	(174,302)	(4,302)	(3,797)	(67,806)	(34,264)
(69)	(87)	(106)	(82)	(191)	(98)
(13,213)	(184,587)	101,422	(35,851)	197,680	91,772

102,592	(108,460)	125,820	(12,723)	628,625	132,503
814,998	923,458	170,061	182,784	1,295,786	1,163,283
$917,590	$814,998	$295,881	$170,061	$1,924,411	$1,295,786

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,111
Mortality and expense risk charge	(4,339)
Net investment income(loss)	(1,228)

Realized gain(loss) on investments:
Net realized gain distributions	10,376
Net realized gain(loss) on sale of fund shares	4,015
Net realized gain(loss)	14,391

Change in unrealized appreciation/depreciation	59,045

Net increase(decrease) in net assets resulting
from operations	$72,208

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,228)	$3,340
Net realized gain(loss)	14,391	12,078
Net change in unrealized appreciation/depreciation	59,045	64,338
Net increase(decrease) in net assets resulting
from operations	72,208	79,756

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	453,179	11,039
Subaccounts transfers (including fixed account), net	208,171	(22,388)
Transfers for policyowner benefits and terminations	(8,300)	(8,974)
Policyowner maintenance charges	(18)	(21)
Net increase(decrease) from policyowner transactions	653,032	(20,344)

Total increase(decrease) in net assets	725,240	59,412
Net assets at beginning of period	408,539	349,127
Net assets at end of period	$1,133,779	$408,539

The accompanying notes are an integral part of these financial statements.

FS-12

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2021		2021		2021

$1,469		$21,416		$572,353
(3,972)		(23,216)		(159,097)
(2,503)		(1,800)		413,256

36,804		310,690		752,957
37,239		171,732		121,973
74,043		482,422		874,930

72,444		237,538		(1,600,176)

$143,984		$718,160		$(311,990)

Growth		Overseas IC		Inv. Grade Bond IC

2021	2020	2021	2020	2021	2020

$(2,503)	$(368)	$(1,800)	$(4,210)	$413,256	$430,147
74,043	35,514	482,422	70,068	874,930	171,593
72,444	91,610	237,538	421,024	(1,600,176)	1,526,386

143,984	126,756	718,160	486,882	(311,990)	2,128,126

27,894	27,771	540	48,693	823,918	336,914
36,337	139,558	(332,659)	(209,080)	2,776,505	1,142,085
(81,740)	(7,115)	(140,753)	(143,110)	(1,719,101)	(1,934,321)
(81)	(102)	(380)	(459)	(112,965)	(104,142)
(17,590)	160,112	(473,252)	(303,956)	1,768,357	(559,464)

126,394	286,868	244,908	182,926	1,456,367	1,568,662
649,861	362,993	4,060,002	3,877,076	26,840,114	25,271,452
$776,255	$649,861	$4,304,910	$4,060,002	$28,296,481	$26,840,114

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$57,510
Mortality and expense risk charge	(17,260)
Net investment income(loss)	40,250

Realized gain(loss) on investments:
Net realized gain distributions	330,397
Net realized gain(loss) on sale of fund shares	52,121
Net realized gain(loss)	382,518

Change in unrealized appreciation/depreciation	199,596

Net increase(decrease) in net assets resulting
from operations	$622,364

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$40,250	$28,558
Net realized gain(loss)	382,518	112,683
Net change in unrealized appreciation/depreciation	199,596	(20,596)
Net increase(decrease) in net assets resulting
from operations	622,364	120,645

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	15,960	81,365
Subaccounts transfers (including fixed account), net	97,151	(226,796)
Transfers for policyowner benefits and terminations	(204,469)	(251,356)
Policyowner maintenance charges	(283)	(408)
Net increase(decrease) from policyowner transactions	(91,641)	(397,195)

Total increase(decrease) in net assets	530,723	(276,550)
Net assets at beginning of period	2,607,587	2,884,137
Net assets at end of period	$3,138,310	$2,607,587

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
Growth		High Income		High Income
IC		IC		SC

2021		2021		2021

$-		$122,458		$1,783
(33,938)		(12,054)		(205)
(33,938)		110,404		1,578

1,211,862		-		-
651,127		(196)		(86)
1,862,989		(196)		(86)

(697,165)		(22,994)		(192)

$1,131,886		$87,214		$1,300

Growth IC		High Income IC		High Income SC

2021	2020	2021	2020	2021	2020

$(33,938)	$(22,310)	$110,404	$91,205	$1,578	$1,507
1,862,989	730,394	(196)	(40,345)	(86)	(1,191)
(697,165)	852,019	(22,994)	(21,442)	(192)	(253)

1,131,886	1,560,103	87,214	29,418	1,300	63

113,446	105,393	195,871	38,431	-	-
(16,023)	(270,394)	18,736	(100,500)	-	(11,380)
(495,575)	(401,864)	(148,311)	(110,259)	(1,888)	(1,770)
(765)	(803)	(122)	(156)	(4)	(7)
(398,917)	(567,668)	66,174	(172,484)	(1,892)	(13,157)

732,969	992,435	153,388	(143,066)	(592)	(13,094)
5,158,611	4,166,176	2,156,220	2,299,286	34,671	47,765
$5,891,580	$5,158,611	$2,309,608	$2,156,220	$34,079	$34,671

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,085
Mortality and expense risk charge	(129,034)
Net investment income(loss)	(114,949)

Realized gain(loss) on investments:
Net realized gain distributions	2,816,367
Net realized gain(loss) on sale of fund shares	1,229,926
Net realized gain(loss)	4,046,293

Change in unrealized appreciation/depreciation	1,441,343

Net increase(decrease) in net assets resulting
from operations	$5,372,687

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(114,949)	$(60,435)
Net realized gain(loss)	4,046,293	864,856
Net change in unrealized appreciation/depreciation	1,441,343	4,067,451
Net increase(decrease) in net assets resulting
from operations	5,372,687	4,871,872

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	679,119	443,540
Subaccounts transfers (including fixed account), net	(1,764,359)	(378,392)
Transfers for policyowner benefits and terminations	(891,578)	(1,421,822)
Policyowner maintenance charges	(1,748)	(2,415)
Net increase(decrease) from policyowner transactions	(1,978,566)	(1,359,089)

Total increase(decrease) in net assets	3,394,121	3,512,783
Net assets at beginning of period	21,012,020	17,499,237
Net assets at end of period	$24,406,141	$21,012,020

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2021		2021		2021

$652		$50,715		$2,159
(8,070)		(48,209)		(2,642)
(7,418)		2,506		(483)

159,941		1,314,166		67,694
95,692		250,382		15,728
255,633		1,564,548		83,422

62,595		207,989		12,738

$310,810		$1,775,043		$95,677

Contrafund SC		Mid Cap IC		Mid Cap SC

2021	2020	2021	2020	2021	2020

$(7,418)	$(4,844)	$2,506	$4,312	$(483)	$(132)
255,633	13,138	1,564,548	(43,259)	83,422	(1,333)
62,595	277,192	207,989	1,106,823	12,738	58,929

310,810	285,486	1,775,043	1,067,876	95,677	57,464

1,000	-	494,683	13,826	-	-
(205,625)	56,489	(504,834)	(3,195)	(39,363)	-
(19,835)	(18,497)	(292,376)	(343,555)	(13,116)	(24,029)
(204)	(216)	(755)	(849)	(88)	(97)
(224,664)	37,776	(303,282)	(333,773)	(52,567)	(24,126)

86,146	323,262	1,471,761	734,103	43,110	33,338
1,252,817	929,555	7,307,515	6,573,412	403,218	369,880
$1,338,963	$1,252,817	$8,779,276	$7,307,515	$446,328	$403,218

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$354,581
Mortality and expense risk charge	(72,007)
Net investment income(loss)	282,574

Realized gain(loss) on investments:
Net realized gain distributions	209,410
Net realized gain(loss) on sale of fund shares	22,156
Net realized gain(loss)	231,566

Change in unrealized appreciation/depreciation	(109,120)

Net increase(decrease) in net assets resulting
from operations	$405,020

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$282,574	$311,305
Net realized gain(loss)	231,566	107,670
Net change in unrealized appreciation/depreciation	(109,120)	322,932
Net increase(decrease) in net assets resulting
from operations	405,020	741,907

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	596,000	32,517
Subaccounts transfers (including fixed account), net	1,511,768	(278,634)
Transfers for policyowner benefits and terminations	(730,281)	(888,394)
Policyowner maintenance charges	(51,487)	(47,684)
Net increase(decrease) from policyowner transactions	1,326,000	(1,182,195)

Total increase(decrease) in net assets	1,731,020	(440,288)
Net assets at beginning of period	11,835,872	12,276,160
Net assets at end of period	$13,566,892	$11,835,872

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity		AIM

Money Market		Dividend		Health

2021		2021		2021

$1,941		$2,153		$376
(107,175)		(592)		(1,079)
(105,234)		1,561		(703)

-		390		19,578
-		640		614
-		1,030		20,192

-		13,621		566

$(105,234)		$16,212		$20,055

Money Market		Dividend		Health

2021	2020	2021	2020	2021	2020

$(105,234)	$(118,247)	$1,561	$2,104	$(703)	$(447)
-	-	1,030	2,547	20,192	4,759
-	-	13,621	(7,619)	566	17,169

(105,234)	(118,247)	16,212	(2,968)	20,055	21,481

5,039,517	11,398,683	-	60	-	-
10,979,195	3,905,798	(549)	(11,967)	(619)	(1,908)
(17,153,889)	(11,961,625)	(4,193)	(16,758)	(1,399)	(1,357)
(1,813)	(3,045)	(20)	(27)	(56)	(64)
(1,136,990)	3,339,811	(4,762)	(28,692)	(2,074)	(3,329)

(1,242,224)	3,221,564	11,450	(31,660)	17,981	18,152
21,415,650	18,194,086	91,484	123,144	173,998	155,846
$20,173,426	$21,415,650	$102,934	$91,484	$191,979	$173,998

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(884)
Net investment income(loss)	(884)

Realized gain(loss) on investments:
Net realized gain distributions	12,695
Net realized gain(loss) on sale of fund shares	18,902
Net realized gain(loss)	31,597

Change in unrealized appreciation/depreciation	(11,184)

Net increase(decrease) in net assets resulting
from operations	$19,529

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(884)	$(1,295)
Net realized gain(loss)	31,597	60,361
Net change in unrealized appreciation/depreciation	(11,184)	16,270
Net increase(decrease) in net assets resulting
from operations	19,529	75,336

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(50,122)	(101,386)
Transfers for policyowner benefits and terminations	(620)	-
Policyowner maintenance charges	(39)	(60)
Net increase(decrease) from policyowner transactions	(50,781)	(101,446)

Total increase(decrease) in net assets	(31,252)	(26,110)
Net assets at beginning of period	170,222	196,332
Net assets at end of period	$138,970	$170,222

The accompanying notes are an integral part of these financial statements.

FS-20

AIM				Janus

Intl. Growth		Franchise		Growth

2021		2021		2021

$17,256		$-		$69
(7,648)		(1,040)		(417)
9,608		(1,040)		(348)

91,134		13,279		3,476
58,110		31,258		219
149,244		44,537		3,695

(87,433)		(26,978)		9,091

$71,419		$16,519		$12,438

Intl. Growth		Franchise		Growth

2021	2020	2021	2020	2021	2020

$9,608	$19,360	$(1,040)	$(480)	$(348)	$(98)
149,244	52,685	44,537	13,583	3,695	4,358
(87,433)	77,460	(26,978)	28,881	9,091	11,173

71,419	149,505	16,519	41,984	12,438	15,433

21,004	31,916	-	1,266	-	-
(2,967)	(72,331)	295,136	32,486	-	-
(128,352)	(154,765)	(3,199)	(5,436)	-	-
(196)	(249)	(6)	(8)	(34)	(31)
(110,511)	(195,429)	291,931	28,308	(34)	(31)

(39,092)	(45,924)	308,450	70,292	12,404	15,402
1,394,467	1,440,391	156,265	85,973	63,429	48,027
$1,355,375	$1,394,467	$464,715	$156,265	$75,833	$63,429

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Mid-Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,205)
Net investment income(loss)	(2,205)

Realized gain(loss) on investments:
Net realized gain distributions	39,450
Net realized gain(loss) on sale of fund shares	4,074
Net realized gain(loss)	43,524

Change in unrealized appreciation/depreciation	250

Net increase(decrease) in net assets resulting
from operations	$41,569

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,205)	$(1,650)
Net realized gain(loss)	43,524	24,635
Net change in unrealized appreciation/depreciation	250	75,218
Net increase(decrease) in net assets resulting
from operations	41,569	98,203

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(8,368)	(9,191)
Transfers for policyowner benefits and terminations	(23)	(22,792)
Policyowner maintenance charges	(196)	(241)
Net increase(decrease) from policyowner transactions	(8,587)	(32,224)

Total increase(decrease) in net assets	32,982	65,979
Net assets at beginning of period	344,258	278,279
Net assets at end of period	$377,240	$344,258

The accompanying notes are an integral part of these financial statements.

FS-22

Neuberger Berman

Bond		Equity		Regency

2021		2021		2021

$800		$4,429		$2,906
(192)		(6,230)		(2,226)
608		(1,801)		680

-		22,648		-
(34)		28,790		6,903
(34)		51,438		6,903

(508)		176,215		84,258

$66		$225,852		$91,841

Bond		Equity		Regency

2021	2020	2021	2020	2021	2020

$608	$589	$(1,801)	$(76)	$680	$1,253
(34)	(288)	51,438	34,307	6,903	(36,986)
(508)	546	176,215	107,102	84,258	5,210

66	847	225,852	141,333	91,841	(30,523)

-	-	96,190	3,993	444	61,852
-	-	122,505	(159,708)	263,876	(23,897)
(4,479)	(8,375)	(129,950)	(101,025)	(31,160)	(76,852)
(9)	(10)	(226)	(331)	(45)	(44)
(4,488)	(8,385)	88,519	(257,071)	233,115	(38,941)

(4,422)	(7,538)	314,371	(115,738)	324,956	(69,464)
34,360	41,898	933,781	1,049,519	263,924	333,388
$29,938	$34,360	$1,248,152	$933,781	$588,880	$263,924

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,876
Mortality and expense risk charge	(6,205)
Net investment income(loss)	(2,329)

Realized gain(loss) on investments:
Net realized gain distributions	46,424
Net realized gain(loss) on sale of fund shares	230,907
Net realized gain(loss)	277,331

Change in unrealized appreciation/depreciation	40,086

Net increase(decrease) in net assets resulting
from operations	$315,088

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,329)	$2,210
Net realized gain(loss)	277,331	90,720
Net change in unrealized appreciation/depreciation	40,086	47,803
Net increase(decrease) in net assets resulting
from operations	315,088	140,733

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	915	6,455
Subaccounts transfers (including fixed account), net	53,019	155,627
Transfers for policyowner benefits and terminations	(56,831)	(9,092)
Policyowner maintenance charges	(329)	(219)
Net increase(decrease) from policyowner transactions	(3,226)	152,771

Total increase(decrease) in net assets	311,862	293,504
Net assets at beginning of period	980,018	686,514
Net assets at end of period	$1,291,880	$980,018

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2021		2021		2021

$-		$106,007		$-
(16,871)		(16,318)		(1,020)
(16,871)		89,689		(1,020)

239,372		-		-
216,628		(917)		(102,783)
456,000		(917)		(102,783)

239,352		(359,986)		53,135

$678,481		$(271,214)		$(50,668)

NASDAQ		Precious Metals		Inv. S&P 500

2021	2020	2021	2020	2021	2020

$(16,871)	$(6,258)	$89,689	$122,342	$(1,020)	$154
456,000	550,629	(917)	1,172,050	(102,783)	(130,248)
239,352	415,696	(359,986)	(258,379)	53,135	(33,115)

678,481	960,067	(271,214)	1,036,013	(50,668)	(163,209)

84,025	223,326	75,869	154,357	40	2,373
(26,446)	395,750	987,042	(1,660,291)	31,174	76,324
(570,594)	(559,268)	(348,044)	(292,393)	(70,076)	(17,983)
(560)	(673)	(818)	(841)	(160)	(198)
(513,575)	59,135	714,049	(1,799,168)	(39,022)	60,516

164,906	1,019,202	442,835	(763,155)	(89,690)	(102,693)
3,015,345	1,996,143	3,136,742	3,899,897	230,905	333,598
$3,180,251	$3,015,345	$3,579,577	$3,136,742	$141,215	$230,905

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,513
Mortality and expense risk charge	(10,491)
Net investment income(loss)	(3,978)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	11,863
Net realized gain(loss)	11,863

Change in unrealized appreciation/depreciation	(181,825)

Net increase(decrease) in net assets resulting
from operations	$(173,940)

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,978)	$(10,212)
Net realized gain(loss)	11,863	80,281
Net change in unrealized appreciation/depreciation	(181,825)	201,970
Net increase(decrease) in net assets resulting
from operations	(173,940)	272,039

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,682	4,231
Subaccounts transfers (including fixed account), net	(22,488)	249,043
Transfers for policyowner benefits and terminations	(109,329)	(62,026)
Policyowner maintenance charges	(130)	(163)
Net increase(decrease) from policyowner transactions	(78,265)	191,085

Total increase(decrease) in net assets	(252,205)	463,124
Net assets at beginning of period	2,028,145	1,565,021
Net assets at end of period	$1,775,940	$2,028,145

The accompanying notes are an integral part of these financial statements.

FS-26

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2021		2021		2021

$-		$-		$575
(413)		(701)		(5,582)
(413)		(701)		(5,007)

-		-		168,782
(24,311)		(2,181)		67,316
(24,311)		(2,181)		236,098

2,107		(1,896)		(76,573)

$(22,617)		$(4,778)		$154,518

Inverse NASDAQ		Inv. Long Bond		Russell

2021	2020	2021	2020	2021	2020

$(413)	$131	$(701)	$(138)	$(5,007)	$(4,132)
(24,311)	(36,553)	(2,181)	(6,768)	236,098	132,344
2,107	11,054	(1,896)	310	(76,573)	7,322

(22,617)	(25,368)	(4,778)	(6,596)	154,518	135,534

1,101	4,823	700	790	2,387	22,517
10,066	(18,507)	73,241	41,523	(24,298)	(666,778)
(3,244)	(1,481)	(8,876)	(1,629)	(109,354)	(59,260)
(133)	(127)	(11)	(11)	(158)	(172)
7,790	(15,292)	65,054	40,673	(131,423)	(703,693)

(14,827)	(40,660)	60,276	34,077	23,095	(568,159)
52,714	93,374	58,553	24,476	858,907	1,427,066
$37,887	$52,714	$118,829	$58,553	$882,002	$858,907

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Sector
	Rotation

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,377
Mortality and expense risk charge	(3,493)
Net investment income(loss)	884

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	13,583
Net realized gain(loss)	13,583

Change in unrealized appreciation/depreciation	124,354

Net increase(decrease) in net assets resulting
from operations	$138,821

	Sector Rotation

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$884	$(758)
Net realized gain(loss)	13,583	(100,400)
Net change in unrealized appreciation/depreciation	124,354	73,750
Net increase(decrease) in net assets resulting
from operations	138,821	(27,408)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	906	65,663
Subaccounts transfers (including fixed account), net	(51,222)	(676,904)
Transfers for policyowner benefits and terminations	(13,715)	(34,918)
Policyowner maintenance charges	(61)	(59)
Net increase(decrease) from policyowner transactions	(64,092)	(646,218)

Total increase(decrease) in net assets	74,729	(673,626)
Net assets at beginning of period	618,942	1,292,568
Net assets at end of period	$693,671	$618,942

The accompanying notes are an integral part of these financial statements.

FS-28

Third Avenue		Vanguard

Value		Equity Index		Total Bond

2021		2021		2021

$13,504		$1,079,267		$1,858,465
(11,162)		(445,740)		(465,332)
2,342		633,527		1,393,133

-		3,224,483		745,247
17,751		3,655,067		129,334
17,751		6,879,550		874,581

313,653		13,553,342		(4,238,448)

$333,746		$21,066,419		$(1,970,734)

Value		Equity Index		Total Bond

2021	2020	2021	2020	2021	2020

$2,342	$27,877	$633,527	$434,656	$1,393,133	$1,400,548
17,751	(24,640)	6,879,550	5,527,735	874,581	1,760,694
313,653	(63,318)	13,553,342	3,186,733	(4,238,448)	2,047,660

333,746	(60,081)	21,066,419	9,149,124	(1,970,734)	5,208,902

6,280	6,458	5,334,887	2,721,599	9,551,891	5,371,215
(15,425)	(47,838)	(5,816,817)	4,157,828	7,252,426	(4,461,361)
(43,493)	(32,676)	(4,376,965)	(3,449,091)	(3,446,540)	(8,106,973)
(349)	(402)	(144,894)	(133,426)	(120,615)	(111,732)
(52,987)	(74,458)	(5,003,789)	3,296,910	13,237,162	(7,308,851)

280,759	(134,539)	16,062,630	12,446,034	11,266,428	(2,099,949)
1,571,387	1,705,926	78,208,562	65,762,528	88,255,308	90,355,257
$1,852,146	$1,571,387	$94,271,192	$78,208,562	$99,521,736	$88,255,308

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$546,089
Mortality and expense risk charge	(149,484)
Net investment income(loss)	396,605

Realized gain(loss) on investments:
Net realized gain distributions	722,584
Net realized gain(loss) on sale of fund shares	449,032
Net realized gain(loss)	1,171,616

Change in unrealized appreciation/depreciation	7,368,525

Net increase(decrease) in net assets resulting
from operations	$8,936,746

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$396,605	$474,804
Net realized gain(loss)	1,171,616	298,076
Net change in unrealized appreciation/depreciation	7,368,525	(2,115,287)
Net increase(decrease) in net assets resulting
from operations	8,936,746	(1,342,407)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,414,629	752,310
Subaccounts transfers (including fixed account), net	(2,046,117)	(203,724)
Transfers for policyowner benefits and terminations	(1,089,542)	(2,295,108)
Policyowner maintenance charges	(57,428)	(52,366)
Net increase(decrease) from policyowner transactions	(1,778,458)	(1,798,888)

Total increase(decrease) in net assets	7,158,288	(3,141,295)
Net assets at beginning of period	23,397,366	26,538,661
Net assets at end of period	$30,555,654	$23,397,366

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
		Stock Market
Mid-Cap		Index		Conservative

2021		2021		2021

$424,901		$544,383		$114,960
(218,298)		(250,490)		(34,066)
206,603		293,893		80,894

2,535,781		2,336,018		256,485
1,400,076		1,607,488		136,355
3,935,857		3,943,506		392,840

4,061,684		6,075,321		(93,475)

$8,204,144		$10,312,720		$380,259

Mid-Cap		Stock Market Index		Conservative

2021	2020	2021	2020	2021	2020

$206,603	$310,858	$293,893	$315,477	$80,894	$96,375
3,935,857	2,994,475	3,943,506	1,698,772	392,840	140,275
4,061,684	2,136,725	6,075,321	4,615,078	(93,475)	457,986

8,204,144	5,442,058	10,312,720	6,629,327	380,259	694,636

3,074,954	1,621,814	4,775,530	4,862,599	1,180,396	1,180,805
969,026	(1,398,019)	(978,152)	192,046	(1,138,290)	855,869
(3,015,510)	(5,479,007)	(1,722,368)	(1,782,058)	(481,173)	(222,612)
(39,910)	(37,353)	(1,407)	(1,746)	(415)	(387)
988,560	(5,292,565)	2,073,603	3,270,841	(439,482)	1,813,675

9,192,704	149,493	12,386,323	9,900,168	(59,223)	2,508,311
34,577,009	34,427,516	40,599,633	30,699,465	7,481,548	4,973,237
$43,769,713	$34,577,009	$52,985,956	$40,599,633	$7,422,325	$7,481,548

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Moderate

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$45,923
Mortality and expense risk charge	(17,224)
Net investment income(loss)	28,699

Realized gain(loss) on investments:
Net realized gain distributions	111,270
Net realized gain(loss) on sale of fund shares	136,917
Net realized gain(loss)	248,187

Change in unrealized appreciation/depreciation	45,561

Net increase(decrease) in net assets resulting
from operations	$322,447

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$28,699	$23,388
Net realized gain(loss)	248,187	87,241
Net change in unrealized appreciation/depreciation	45,561	292,584
Net increase(decrease) in net assets resulting
from operations	322,447	403,213

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,270,940	1,175,973
Subaccounts transfers (including fixed account), net	(372,019)	91,459
Transfers for policyowner benefits and terminations	(396,743)	(72,379)
Policyowner maintenance charges	(360)	(223)
Net increase(decrease) from policyowner transactions	501,818	1,194,830

Total increase(decrease) in net assets	824,265	1,598,043
Net assets at beginning of period	3,008,380	1,410,337
Net assets at end of period	$3,832,645	$3,008,380

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard
		Equity
Short-Term		Income		Growth

2021		2021		2021

$644,808		$398,669		$8,544
(146,378)		(114,597)		(141,828)
498,430		284,072		(133,284)

158,359		368,123		2,245,541
50,382		725,691		1,252,314
208,741		1,093,814		3,497,855

(995,917)		3,086,254		686,760

$(288,746)		$4,464,140		$4,051,331

Short-Term		Equity Income		Growth

2021	2020	2021	2020	2021	2020

$498,430	$427,108	$284,072	$343,740	$(133,284)	$(40,197)
208,741	133,000	1,093,814	583,996	3,497,855	2,056,831
(995,917)	478,416	3,086,254	(691,192)	686,760	4,569,774

(288,746)	1,038,524	4,464,140	236,544	4,051,331	6,586,408

6,200,611	3,762,181	1,999,024	1,149,092	3,434,529	1,406,039
(2,976,646)	5,792,562	(292,543)	(1,010,558)	(553,198)	205,397
(1,630,950)	(3,370,437)	(997,791)	(1,208,278)	(852,970)	(1,850,171)
(614)	(466)	(1,144)	(1,385)	(1,127)	(1,363)
1,592,401	6,183,840	707,546	(1,071,129)	2,027,234	(240,098)

1,303,655	7,222,364	5,171,686	(834,585)	6,078,565	6,346,310
27,229,440	20,007,076	17,841,662	18,676,247	22,603,953	16,257,643
$28,533,095	$27,229,440	$23,013,348	$17,841,662	$28,682,518	$22,603,953

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$617,739
Mortality and expense risk charge	(79,663)
Net investment income(loss)	538,076

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	27,074
Net realized gain(loss)	27,074

Change in unrealized appreciation/depreciation	(98,652)

Net increase(decrease) in net assets resulting
from operations	$466,498

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$538,076	$571,953
Net realized gain(loss)	27,074	(26,107)
Net change in unrealized appreciation/depreciation	(98,652)	(28,530)
Net increase(decrease) in net assets resulting
from operations	466,498	517,316

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	645,381	864,609
Subaccounts transfers (including fixed account), net	2,895,338	(349,461)
Transfers for policyowner benefits and terminations	(809,273)	(1,023,878)
Policyowner maintenance charges	(35,521)	(33,830)
Net increase(decrease) from policyowner transactions	2,695,925	(542,560)

Total increase(decrease) in net assets	3,162,423	(25,244)
Net assets at beginning of period	12,085,861	12,111,105
Net assets at end of period	$15,248,284	$12,085,861

The accompanying notes are an integral part of these financial statements.

FS-34

Vanguard

Balanced		International		Diversified

2021		2021		2021

$445,816		$142,576		$203,603
(144,745)		(281,935)		(108,942)
301,071		(139,359)		94,661

1,237,190		3,584,975		279,998
866,926		3,968,500		808,710
2,104,116		7,553,475		1,088,708

1,897,603		(8,072,076)		3,556,994

$4,302,790		$(657,960)		$4,740,363

Balanced		International		Diversified

2021	2020	2021	2020	2021	2020

$301,071	$414,157	$(139,359)	$214,017	$94,661	$300,383
2,104,116	1,084,000	7,553,475	3,737,561	1,088,708	2,339,080
1,897,603	633,400	(8,072,076)	14,132,600	3,556,994	(886,039)

4,302,790	2,131,557	(657,960)	18,084,178	4,740,363	1,753,424

3,680,427	743,007	2,925,495	1,581,308	410,263	695,117
(1,331,200)	110,963	(6,211,930)	(6,321,266)	(1,524,900)	(440,521)
(1,383,356)	(1,104,172)	(1,666,142)	(2,209,921)	(939,263)	(1,568,714)
(889)	(1,020)	(2,240)	(2,683)	(44,105)	(40,196)
964,982	(251,222)	(4,954,817)	(6,952,562)	(2,098,005)	(1,354,314)

5,267,772	1,880,335	(5,612,777)	11,131,616	2,642,358	399,110
23,113,772	21,233,437	54,792,347	43,660,731	16,500,974	16,101,864
$28,381,544	$23,113,772	$49,179,570	$54,792,347	$19,143,332	$16,500,974

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$78,199
Mortality and expense risk charge	(122,189)
Net investment income(loss)	(43,990)

Realized gain(loss) on investments:
Net realized gain distributions	1,000,441
Net realized gain(loss) on sale of fund shares	726,816
Net realized gain(loss)	1,727,257

Change in unrealized appreciation/depreciation	992,496

Net increase(decrease) in net assets resulting
from operations	$2,675,763

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(43,990)	$14,758
Net realized gain(loss)	1,727,257	1,755,527
Net change in unrealized appreciation/depreciation	992,496	1,892,941
Net increase(decrease) in net assets resulting
from operations	2,675,763	3,663,226

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	46,317	28,879
Subaccounts transfers (including fixed account), net	(1,307,319)	(2,132,638)
Transfers for policyowner benefits and terminations	(1,339,966)	(1,422,696)
Policyowner maintenance charges	(19,003)	(18,434)
Net increase(decrease) from policyowner transactions	(2,619,971)	(3,544,889)

Total increase(decrease) in net assets	55,792	118,337
Net assets at beginning of period	20,335,537	20,217,200
Net assets at end of period	$20,391,329	$20,335,537

The accompanying notes are an integral part of these financial statements.

FS-36

Vanguard				Allspring
International		Global
Stock		Bond		Discovery

2021		2021		2021

$129,406		$31,672		$-
(34,965)		(11,118)		(5,975)
94,441		20,554		(5,975)

61,625		23,608		74,176
67,873		(11,041)		2,306
129,498		12,567		76,482

122,274		(69,250)		(126,911)

$346,213		$(36,129)		$(56,404)

International Stock		Global Bond		Discovery

2021	2020	2021	2020	2021	2020

$94,441	$23,217	$20,554	$11,045	$(5,975)	$(4,312)
129,498	136,473	12,567	14,939	76,482	63,595
122,274	489,805	(69,250)	42,110	(126,911)	321,741

346,213	649,495	(36,129)	68,094	(56,404)	381,024

2,387,658	3,072,542	659,332	488,374	428	433
2,809,720	(215,482)	448,852	362,097	3,641	(1)
(171,377)	(467,232)	(53,224)	(34,992)	-	(2,624)
(162)	(46)	(25)	(18)	(136)	(131)
5,025,839	2,389,782	1,054,935	815,461	3,933	(2,323)

5,372,052	3,039,277	1,018,806	883,555	(52,471)	378,701
3,536,136	496,859	1,655,829	772,274	998,981	620,280
$8,908,188	$3,536,136	$2,674,635	$1,655,829	$946,510	$998,981

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Allspring

	Opportunity

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$101
Mortality and expense risk charge	(1,462)
Net investment income(loss)	(1,361)

Realized gain(loss) on investments:
Net realized gain distributions	12,218
Net realized gain(loss) on sale of fund shares	1,409
Net realized gain(loss)	13,627

Change in unrealized appreciation/depreciation	39,817

Net increase(decrease) in net assets resulting
from operations	$52,083

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,361)	$(294)
Net realized gain(loss)	13,627	14,404
Net change in unrealized appreciation/depreciation	39,817	22,886
Net increase(decrease) in net assets resulting
from operations	52,083	36,996

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	12	-
Transfers for policyowner benefits and terminations	(2,791)	(2,233)
Policyowner maintenance charges	(100)	(110)
Net increase(decrease) from policyowner transactions	(2,879)	(2,343)

Total increase(decrease) in net assets	49,204	34,653
Net assets at beginning of period	217,318	182,665
Net assets at end of period	$266,522	$217,318

The accompanying notes are an integral part of these financial statements.

FS-38

ProFunds

Bull		Europe		Mid-Cap

2021		2021		2021

$-		$743		$81
(12,556)		(738)		(273)
(12,556)		5		(192)

82,350		-		-
25,963		187		444
108,313		187		444

218,091		15,595		5,737

$313,848		$15,787		$5,989

Bull		Europe		Mid-Cap

2021	2020	2021	2020	2021	2020

$(12,556)	$(9,741)	$5	$932	$(192)	$(143)
108,313	175,054	187	(2,082)	444	(11,589)
218,091	17,326	15,595	(8,532)	5,737	(4,983)

313,848	182,639	15,787	(9,682)	5,989	(16,715)

-	-	-	-	-	-
(89,730)	1,243,234	17,740	(8,920)	23,346	(33,380)
(1,958)	(1,045,305)	(661)	(2,616)	(535)	(3,764)
-	-	-	-	-	-
(91,688)	197,929	17,079	(11,536)	22,811	(37,144)

222,160	380,568	32,866	(21,218)	28,800	(53,859)
1,294,952	914,384	55,402	76,620	4,467	58,326
$1,517,112	$1,294,952	$88,268	$55,402	$33,267	$4,467

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	NASDAQ-100

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(52)
Net investment income(loss)	(52)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,295
Net realized gain(loss)	3,295

Change in unrealized appreciation/depreciation	(2,145)

Net increase(decrease) in net assets resulting
from operations	$1,098

	NASDAQ-100

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(52)	$(320)
Net realized gain(loss)	3,295	16,854
Net change in unrealized appreciation/depreciation	(2,145)	2,164
Net increase(decrease) in net assets resulting
from operations	1,098	18,698

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(14,438)	15,628
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(14,438)	15,628

Total increase(decrease) in net assets	(13,340)	34,326
Net assets at beginning of period	34,326	-
Net assets at end of period	$20,986	$34,326

The accompanying notes are an integral part of these financial statements.

FS-40

ProFunds
		Small-Cap
Small-Cap		Value		Classic Dow

2021		2021		2021

$-		$13		$-
(48)		(136)		(138)
(48)		(123)		(138)

214		-		2,061
2		636		(10,955)
216		636		(8,894)

109		2,146		11,284

$277		$2,659		$2,252

Small-Cap		Small-Cap Value		Classic Dow

2021	2020	2021	2020	2021	2020

$(48)	$(5)	$(123)	$(35)	$(138)	$(249)
216	(295)	636	520	(8,894)	1,191
109	-	2,146	(480)	11,284	(3,038)

277	(300)	2,659	5	2,252	(2,096)

-	-	-	-	-	-
5,460	300	7,251	-	(41,277)	(23,225)
-	-	(542)	(678)	(1,693)	(2,448)
-	-	-	-	-	-
5,460	300	6,709	(678)	(42,970)	(25,673)

5,737	-	9,368	(673)	(40,718)	(27,769)
-	-	4,348	5,021	46,119	73,888
$5,737	$-	$13,716	$4,348	$5,401	$46,119

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bear

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(31)
Net investment income(loss)	(31)

Realized gain(loss) on investments:
Net realized gain distributions	57
Net realized gain(loss) on sale of fund shares	(8)
Net realized gain(loss)	49

Change in unrealized appreciation/depreciation	(1,070)

Net increase(decrease) in net assets resulting
from operations	$(1,052)

	Bear

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(31)	$(5)
Net realized gain(loss)	49	(1,461)
Net change in unrealized appreciation/depreciation	(1,070)	(362)
Net increase(decrease) in net assets resulting
from operations	(1,052)	(1,828)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	2,730	3,359
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	2,730	3,359

Total increase(decrease) in net assets	1,678	1,531
Net assets at beginning of period	1,531	-
Net assets at end of period	$3,209	$1,531

The accompanying notes are an integral part of these financial statements.

FS-42

ProFunds
Short		Short Small-
NASDAQ		Cap		Short Dow

2021		2021		2021

$-		$-		$-
(25)		(54)		(8)
(25)		(54)		(8)

36		-		-
(298)		(9,927)		(18)
(262)		(9,927)		(18)

(600)		8,506		(185)

$(887)		$(1,475)		$(211)

Short NASDAQ		Short Small-Cap		Short Dow

2021	2020	2021	2020	2021	2020

$(25)	$(14)	$(54)	$(44)	$(8)	$(9)
(262)	(1,498)	(9,927)	(2,253)	(18)	363
(600)	244	8,506	(2,708)	(185)	(654)

(887)	(1,268)	(1,475)	(5,005)	(211)	(300)

-	-	-	-	-	-
2,851	819	(2,205)	5,731	-	(609)
(465)	-	(1,396)	-	-	-
-	-	-	-	-	-
2,386	819	(3,601)	5,731	-	(609)

1,499	(449)	(5,076)	726	(211)	(909)
587	1,036	10,177	9,451	1,026	1,935
$2,086	$587	$5,101	$10,177	$815	$1,026

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraMid

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(218)
Net investment income(loss)	(218)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	4,531
Net realized gain(loss)	4,531

Change in unrealized appreciation/depreciation	1,630

Net increase(decrease) in net assets resulting
from operations	$5,943

	UltraMid

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(218)	$(16)
Net realized gain(loss)	4,531	(755)
Net change in unrealized appreciation/depreciation	1,630	(924)
Net increase(decrease) in net assets resulting
from operations	5,943	(1,695)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	17,195	(11,913)
Transfers for policyowner benefits and terminations	-	(3,907)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	17,195	(15,820)

Total increase(decrease) in net assets	23,138	(17,515)
Net assets at beginning of period	-	17,515
Net assets at end of period	$23,138	$-

The accompanying notes are an integral part of these financial statements.

FS-44

ProFunds

UltraOTC		UltraSmall		UltraBull

2021		2021		2021

$-		$-		$-
(13,741)		(184)		(972)
(13,741)		(184)		(972)

376,298		1,618		-
5,853		489		221
382,151		2,107		221

269,350		(1,266)		47,474

$637,760		$657		$46,723

UltraOTC		UltraSmall		UltraBull

2021	2020	2021	2020	2021	2020

$(13,741)	$(7,943)	$(184)	$4	$(972)	$(23)
382,151	254,243	2,107	(306)	221	36,186
269,350	335,464	(1,266)	(696)	47,474	(23,622)

637,760	581,764	657	(998)	46,723	12,541

-	-	-	-	-	-
22,143	(60,528)	20,360	(9,106)	25,696	815
-	-	-	(1,755)	-	(3,829)
-	-	-	-	-	-
22,143	(60,528)	20,360	(10,861)	25,696	(3,014)

659,903	521,236	21,017	(11,859)	72,419	9,527
1,234,273	713,037	-	11,859	71,182	61,655
$1,894,176	$1,234,273	$21,017	$-	$143,601	$71,182

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	U.S. Gov.
	Plus

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(224)
Net investment income(loss)	(224)

Realized gain(loss) on investments:
Net realized gain distributions	5,888
Net realized gain(loss) on sale of fund shares	(15,444)
Net realized gain(loss)	(9,556)

Change in unrealized appreciation/depreciation	2,046

Net increase(decrease) in net assets resulting
from operations	$(7,734)

	U.S. Gov. Plus

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(224)	$(420)
Net realized gain(loss)	(9,556)	8,939
Net change in unrealized appreciation/depreciation	2,046	(6,058)
Net increase(decrease) in net assets resulting
from operations	(7,734)	2,461

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(44,850)	27,035
Transfers for policyowner benefits and terminations	(1,568)	(3,036)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(46,418)	23,999

Total increase(decrease) in net assets	(54,152)	26,460
Net assets at beginning of period	55,893	29,433
Net assets at end of period	$1,741	$55,893

The accompanying notes are an integral part of these financial statements.

FS-46

ProFunds
				Precious
Opportunity		Oil & Gas		Metals

2021		2021		2021

$-		$1,071		$-
(197)		(638)		(813)
(197)		433		(813)

-		-		-
(743)		(2,177)		(5,883)
(743)		(2,177)		(5,883)

(2,936)		22,907		(4,130)

$(3,876)		$21,163		$(10,826)

Opportunity		Oil & Gas		Precious Metals

2021	2020	2021	2020	2021	2020

$(197)	$(12)	$433	$578	$(813)	$(706)
(743)	(2,117)	(2,177)	(6,700)	(5,883)	50,343
(2,936)	808	22,907	(12,018)	(4,130)	(16,748)

(3,876)	(1,321)	21,163	(18,140)	(10,826)	32,889

-	-	-	-	-	-
47,753	(710)	31,849	1,804	28,302	(49,614)
(110)	(156)	-	(718)	-	(3,447)
-	-	-	-	-	-
47,643	(866)	31,849	1,086	28,302	(53,061)

43,767	(2,187)	53,012	(17,054)	17,476	(20,172)
992	3,179	33,877	50,931	82,959	103,131
$44,759	$992	$86,889	$33,877	$100,435	$82,959

FS-47

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Real Estate

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$30
Mortality and expense risk charge	(1,108)
Net investment income(loss)	(1,078)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	18,591
Net realized gain(loss)	18,591

Change in unrealized appreciation/depreciation	20,912

Net increase(decrease) in net assets resulting
from operations	$38,425

	Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,078)	$605
Net realized gain(loss)	18,591	(7,677)
Net change in unrealized appreciation/depreciation	20,912	(5,209)
Net increase(decrease) in net assets resulting
from operations	38,425	(12,281)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(3,198)	(3,958)
Transfers for policyowner benefits and terminations	(976)	(4,053)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(4,174)	(8,011)

Total increase(decrease) in net assets	34,251	(20,292)
Net assets at beginning of period	86,553	106,845
Net assets at end of period	$120,804	$86,553

The accompanying notes are an integral part of these financial statements.

FS-48

ProFunds				Pimco

High Yield		Money Market		Commodity

2021		2021		2021

$397		$48		$101,615
(97)		(3,344)		(13,398)
300		(3,296)		88,217

-		-		-
(34)		-		(108,588)
(34)		-		(108,588)

(310)		-		630,428

$(44)		$(3,296)		$610,057

High Yield		Money Market		Commodity

2021	2020	2021	2020	2021	2020

$300	$-	$(3,296)	$(8,830)	$88,217	$106,287
(34)	-	-	-	(108,588)	(374,009)
(310)	-	-	-	630,428	263,908

(44)	-	(3,296)	(8,830)	610,057	(3,814)

-	-	-	-	83,841	16,131
15,344	-	(52,341)	(1,102,071)	262,762	(255,797)
(697)	-	(96,650)	(406,752)	(68,152)	(67,786)
-	-	-	-	(122)	(210)
14,647	-	(148,991)	(1,508,823)	278,329	(307,662)

14,603	-	(152,287)	(1,517,653)	888,386	(311,476)
-	-	501,200	2,018,853	1,885,678	2,197,154
$14,603	$-	$348,913	$501,200	$2,774,064	$1,885,678

FS-49

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Total Return

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$245,546
Mortality and expense risk charge	(68,378)
Net investment income(loss)	177,168

Realized gain(loss) on investments:
Net realized gain distributions	581,683
Net realized gain(loss) on sale of fund shares	30,149
Net realized gain(loss)	611,832

Change in unrealized appreciation/depreciation	(1,003,262)

Net increase(decrease) in net assets resulting
from operations	$(214,262)

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$177,168	$186,183
Net realized gain(loss)	611,832	185,054
Net change in unrealized appreciation/depreciation	(1,003,262)	487,495
Net increase(decrease) in net assets resulting
from operations	(214,262)	858,732

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,358,101	306,815
Subaccounts transfers (including fixed account), net	476,672	2,404,153
Transfers for policyowner benefits and terminations	(628,109)	(672,125)
Policyowner maintenance charges	(453)	(604)
Net increase(decrease) from policyowner transactions	1,206,211	2,038,239

Total increase(decrease) in net assets	991,949	2,896,971
Net assets at beginning of period	13,081,819	10,184,848
Net assets at end of period	$14,073,768	$13,081,819

The accompanying notes are an integral part of these financial statements.

FS-50

Pimco		American Century

Low Duration		Mid Cap		International

2021		2021		2021

$205		$37,797		$2,191
(257)		(17,167)		(7,802)
(52)		20,630		(5,611)

-		-		38,795
971		78,244		52,474
971		78,244		91,269

(1,344)		510,419		17,708

$(425)		$609,293		$103,366

Low Duration		Mid Cap		International

2021	2020	2021	2020	2021	2020

$(52)	$420	$20,630	$25,947	$(5,611)	$(1,137)
971	65	78,244	(76,215)	91,269	81,930
(1,344)	1,327	510,419	29,066	17,708	180,974

(425)	1,812	609,293	(21,202)	103,366	261,767

-	-	544,163	153,973	240	60
(3,346)	47,711	(193,746)	113,840	54,700	(161,223)
(97,368)	(2,195)	(97,049)	(196,755)	(110,422)	(224,906)
(8)	(13)	(163)	(187)	(29)	(45)
(100,722)	45,503	253,205	70,871	(55,511)	(386,114)

(101,147)	47,315	862,498	49,669	47,855	(124,347)
112,912	65,597	2,495,186	2,445,517	1,256,102	1,380,449
$11,765	$112,912	$3,357,684	$2,495,186	$1,303,957	$1,256,102

FS-51

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Inflation

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$35,747
Mortality and expense risk charge	(4,452)
Net investment income(loss)	31,295

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,613
Net realized gain(loss)	3,613

Change in unrealized appreciation/depreciation	29,358

Net increase(decrease) in net assets resulting
from operations	$64,266

	Inflation

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$31,295	$4,441
Net realized gain(loss)	3,613	4,802
Net change in unrealized appreciation/depreciation	29,358	20,889
Net increase(decrease) in net assets resulting
from operations	64,266	30,132

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	246,251	176,776
Subaccounts transfers (including fixed account), net	792,169	304,841
Transfers for policyowner benefits and terminations	(21,878)	(139,242)
Policyowner maintenance charges	(63)	(15)
Net increase(decrease) from policyowner transactions	1,016,479	342,360

Total increase(decrease) in net assets	1,080,745	372,492
Net assets at beginning of period	524,798	152,306
Net assets at end of period	$1,605,543	$524,798

The accompanying notes are an integral part of these financial statements.

FS-52

American Funds

IS Growth-Inc		IS Growth		Blue Chip

2021		2021		2021

$6,438		$4,637		$10,036
(1,951)		(4,838)		(2,869)
4,487		(201)		7,167

3,985		94,911		-
16,800		25,634		49,767
20,785		120,545		49,767

60,390		20,691		87,584

$85,662		$141,035		$144,518

IS Growth-Inc		IS Growth		Blue Chip

2021	2020	2021	2020	2021	2020

$4,487	$3,087	$(201)	$153	$7,167	$7,264
20,785	6,362	120,545	3,845	49,767	5,936
60,390	54,076	20,691	59,564	87,584	36,854

85,662	63,525	141,035	63,562	144,518	50,054

201,872	185,589	289,935	27,895	28,542	188,943
(8,265)	32,687	251,887	344,388	(132,793)	240,761
(10,465)	(5,746)	(8,353)	(212)	(32,686)	(122,988)
(22)	(1)	(12)	(5)	(34)	(1)
183,120	212,529	533,457	372,066	(136,971)	306,715

268,782	276,054	674,492	435,628	7,547	356,769
282,802	6,748	472,955	37,327	578,819	222,050
$551,584	$282,802	$1,147,447	$472,955	$586,366	$578,819

FS-53

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS International

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,791
Mortality and expense risk charge	(1,189)
Net investment income(loss)	5,602

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	8,468
Net realized gain(loss)	8,468

Change in unrealized appreciation/depreciation	(17,234)

Net increase(decrease) in net assets resulting
from operations	$(3,164)

	IS International

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,602	$799
Net realized gain(loss)	8,468	1,794
Net change in unrealized appreciation/depreciation	(17,234)	27,355
Net increase(decrease) in net assets resulting
from operations	(3,164)	29,948

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	49,384	55,442
Subaccounts transfers (including fixed account), net	10,237	36,246
Transfers for policyowner benefits and terminations	(9,627)	(2,105)
Policyowner maintenance charges	(3)	(3)
Net increase(decrease) from policyowner transactions	49,991	89,580

Total increase(decrease) in net assets	46,827	119,528
Net assets at beginning of period	193,420	73,892
Net assets at end of period	$240,247	$193,420

The accompanying notes are an integral part of these financial statements.

FS-54

American Funds		Franklin Templeton		MFS

IS New World		Global Inc.		Utilities IC

2021		2021		2021

$10,492		$-		$36,802
(3,770)		(31,990)		(11,869)
6,722		(31,990)		24,933

25,009		-		71,713
15,412		(83,148)		37,049
40,421		(83,148)		108,762

(61,106)		(201,176)		132,326

$(13,963)		$(316,314)		$266,021

IS New World		Global Inc.		Utilities IC

2021	2020	2021	2020	2021	2020

$6,722	$(76)	$(31,990)	$451,366	$24,933	$46,895
40,421	1,527	(83,148)	(209,831)	108,762	132,476
(61,106)	46,366	(201,176)	(600,607)	132,326	(74,183)

(13,963)	47,817	(316,314)	(359,072)	266,021	105,188

215,175	183,599	68,724	31,191	41,371	75,966
506,804	135,941	319,767	(238,486)	(21,416)	(244,750)
(35,902)	(36,984)	(184,506)	(421,020)	(45,082)	(570,527)
(13)	(1)	(13,325)	(11,641)	(146)	(199)
686,064	282,555	190,660	(639,956)	(25,273)	(739,510)

672,101	330,372	(125,654)	(999,028)	240,748	(634,322)
330,372	-	5,571,217	6,570,245	1,994,044	2,628,366
$1,002,473	$330,372	$5,445,563	$5,571,217	$2,234,792	$1,994,044

FS-55

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Mid Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,478)
Net investment income(loss)	(3,478)

Realized gain(loss) on investments:
Net realized gain distributions	129,791
Net realized gain(loss) on sale of fund shares	41,911
Net realized gain(loss)	171,702

Change in unrealized appreciation/depreciation	(82,620)

Net increase(decrease) in net assets resulting
from operations	$85,604

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,478)	$(4,155)
Net realized gain(loss)	171,702	204,759
Net change in unrealized appreciation/depreciation	(82,620)	70,487
Net increase(decrease) in net assets resulting
from operations	85,604	271,091

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	127,677	132,592
Subaccounts transfers (including fixed account), net	113,910	(76,872)
Transfers for policyowner benefits and terminations	(4,854)	(24,598)
Policyowner maintenance charges	(9)	(303)
Net increase(decrease) from policyowner transactions	236,724	30,819

Total increase(decrease) in net assets	322,328	301,910
Net assets at beginning of period	506,089	204,179
Net assets at end of period	$828,417	$506,089

The accompanying notes are an integral part of these financial statements.

FS-56

MFS		Summit
				EAFE
Research		S&P 500		Intl.

2021		2021		2021

$31,789		$64,573		$18,857
(22,719)		(25,167)		(5,524)
9,070		39,406		13,333

185,089		235,278		-
91,103		164,791		37,775
276,192		400,069		37,775

112,145		718,944		56,088

$397,407		$1,158,419		$107,196

Research		S&P 500		EAFE Intl.

2021	2020	2021	2020	2021	2020

$9,070	$55,247	$39,406	$36,437	$13,333	$25,355
276,192	148,483	400,069	121,635	37,775	(19,061)
112,145	215,982	718,944	327,058	56,088	32,578

397,407	419,712	1,158,419	485,130	107,196	38,872

38,698	13,741	621,349	186,142	309,938	6,998
113,694	(351,739)	121,718	12,328	(91,994)	(136,355)
(334,415)	(237,619)	(309,505)	(209,838)	(130,773)	(20,976)
(29,604)	(28,076)	(285)	(373)	(93)	(144)
(211,627)	(603,693)	433,277	(11,741)	87,078	(150,477)

185,780	(183,981)	1,591,696	473,389	194,274	(111,605)
3,881,960	4,065,941	3,770,304	3,296,915	878,254	989,859
$4,067,740	$3,881,960	$5,362,000	$3,770,304	$1,072,528	$878,254

FS-57

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,957
Mortality and expense risk charge	(3,939)
Net investment income(loss)	2,018

Realized gain(loss) on investments:
Net realized gain distributions	20,227
Net realized gain(loss) on sale of fund shares	2,522
Net realized gain(loss)	22,749

Change in unrealized appreciation/depreciation	96,059

Net increase(decrease) in net assets resulting
from operations	$120,826

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,018	$2,417
Net realized gain(loss)	22,749	25,445
Net change in unrealized appreciation/depreciation	96,059	22,929
Net increase(decrease) in net assets resulting
from operations	120,826	50,791

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	160,459	(325)
Transfers for policyowner benefits and terminations	(5,600)	(24,163)
Policyowner maintenance charges	(97)	(85)
Net increase(decrease) from policyowner transactions	154,762	(24,573)

Total increase(decrease) in net assets	275,588	26,218
Net assets at beginning of period	469,259	443,041
Net assets at end of period	$744,847	$469,259

The accompanying notes are an integral part of these financial statements.

FS-58

Summit
		Mod.
Growth		Growth		Moderate

2021		2021		2021

$71,268		$60,935		$124,670
(42,624)		(36,113)		(70,703)
28,644		24,822		53,967

-		-		-
291,053		61,119		225,139
291,053		61,119		225,139

721,542		653,770		797,944

$1,041,239		$739,711		$1,077,050

Growth		Mod. Growth		Moderate

2021	2020	2021	2020	2021	2020

$28,644	$70,391	$24,822	$58,352	$53,967	$127,357
291,053	102,089	61,119	228,165	225,139	429,448
721,542	(108,229)	653,770	(118,230)	797,944	(38,629)

1,041,239	64,251	739,711	168,287	1,077,050	518,176

130,567	154,786	25,562	28,096	23,368	27,991
(70,277)	(271,742)	76,942	(415,516)	187,224	165,625
(593,871)	(351,436)	(170,955)	(424,182)	(1,073,550)	(1,008,616)
(85,629)	(85,367)	(74,420)	(74,974)	(114,723)	(111,375)
(619,210)	(553,759)	(142,871)	(886,576)	(977,681)	(926,375)

422,029	(489,508)	596,840	(718,289)	99,369	(408,199)
7,060,414	7,549,922	5,749,533	6,467,822	12,098,651	12,506,850
$7,482,443	$7,060,414	$6,346,373	$5,749,533	$12,198,020	$12,098,651

FS-59

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Russell
	Small Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$47,033
Mortality and expense risk charge	(31,055)
Net investment income(loss)	15,978

Realized gain(loss) on investments:
Net realized gain distributions	173,324
Net realized gain(loss) on sale of fund shares	331,221
Net realized gain(loss)	504,545

Change in unrealized appreciation/depreciation	221,420

Net increase(decrease) in net assets resulting
from operations	$741,943

	Russell Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,978	$23,569
Net realized gain(loss)	504,545	(72,463)
Net change in unrealized appreciation/depreciation	221,420	775,818
Net increase(decrease) in net assets resulting
from operations	741,943	726,924

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	474,233	496,341
Subaccounts transfers (including fixed account), net	314,610	(174,842)
Transfers for policyowner benefits and terminations	(159,842)	(325,513)
Policyowner maintenance charges	(282)	(226)
Net increase(decrease) from policyowner transactions	628,719	(4,240)

Total increase(decrease) in net assets	1,370,662	722,684
Net assets at beginning of period	5,458,806	4,736,122
Net assets at end of period	$6,829,468	$5,458,806

The accompanying notes are an integral part of these financial statements.

FS-60

T. Rowe		Morgan Stanley		DFA
		Emerging
Blue Chip		Markets		Bond

2021		2021		2021

$-		$110,750		$192,991
(93,158)		(72,477)		(117,597)
(93,158)		38,273		75,394

1,767,460		-		2,533
2,624,080		397,420		(8,207)
4,391,540		397,420		(5,674)

(1,614,438)		(106,461)		(457,873)

$2,683,944		$329,232		$(388,153)

Blue Chip		Emerging Markets		Bond

2021	2020	2021	2020	2021	2020

$(93,158)	$(84,888)	$38,273	$91,360	$75,394	$(97,790)
4,391,540	3,285,226	397,420	130,698	(5,674)	(121,275)
(1,614,438)	1,340,065	(106,461)	1,303,975	(457,873)	409,182

2,683,944	4,540,403	329,232	1,526,033	(388,153)	190,117

345,747	1,894,507	602,683	429,218	2,199,839	2,224,714
(1,294,946)	(2,782,322)	(293,064)	(315,157)	2,547,730	(38,773)
(1,142,790)	(1,522,218)	(614,399)	(570,955)	(554,125)	(3,023,131)
(30,918)	(30,143)	(17,995)	(17,215)	(471)	(480)
(2,122,907)	(2,440,176)	(322,775)	(474,109)	4,192,973	(837,670)

561,037	2,100,227	6,457	1,051,924	3,804,820	(647,553)
16,393,910	14,293,683	12,951,553	11,899,629	21,912,672	22,560,225
$16,954,947	$16,393,910	$12,958,010	$12,951,553	$25,717,492	$21,912,672

FS-61

 AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Small

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$336,686
Mortality and expense risk charge	(58,494)
Net investment income(loss)	278,192

Realized gain(loss) on investments:
Net realized gain distributions	908,086
Net realized gain(loss) on sale of fund shares	212,166
Net realized gain(loss)	1,120,252

Change in unrealized appreciation/depreciation	112,414

Net increase(decrease) in net assets resulting
from operations	$1,510,858

	Small

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$278,192	$152,736
Net realized gain(loss)	1,120,252	82,057
Net change in unrealized appreciation/depreciation	112,414	806,997
Net increase(decrease) in net assets resulting
from operations	1,510,858	1,041,790

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,524,192	638,867
Subaccounts transfers (including fixed account), net	(260,825)	492,144
Transfers for policyowner benefits and terminations	(392,649)	(2,099,264)
Policyowner maintenance charges	(129)	(142)
Net increase(decrease) from policyowner transactions	870,589	(968,395)

Total increase(decrease) in net assets	2,381,447	73,395
Net assets at beginning of period	10,850,169	10,776,774
Net assets at end of period	$13,231,616	$10,850,169

The accompanying notes are an integral part of these financial statements.

FS-62

DFA

Value		Fixed		Large

2021		2021		2021

$1,013,210		$1,007		$425,141
(126,933)		(74,506)		(113,429)
886,277		(73,499)		311,712

-		-		-
547,190		(10,085)		822,700
547,190		(10,085)		822,700

2,452,608		(20,890)		4,081,631

$3,886,075		$(104,474)		$5,216,043

Value		Fixed		Large

2021	2020	2021	2020	2021	2020

$886,277	$404,348	$(73,499)	$4,388	$311,712	$299,089
547,190	(728,464)	(10,085)	529	822,700	(2,974)
2,452,608	366,002	(20,890)	6,352	4,081,631	(506,170)

3,886,075	41,886	(104,474)	11,269	5,216,043	(210,055)

1,460,327	753,694	2,223,710	1,058,706	4,226,173	1,871,082
(2,848,602)	2,604,215	474,494	(285,000)	(3,010,048)	(460,866)
(947,769)	(3,305,827)	(565,374)	(1,955,174)	(704,336)	(4,048,293)
(61,569)	(55,920)	(17,668)	(15,850)	(358)	(390)
(2,397,613)	(3,838)	2,115,162	(1,197,318)	511,431	(2,638,467)

1,488,462	38,048	2,010,688	(1,186,049)	5,727,474	(2,848,522)
23,392,527	23,354,479	13,709,366	14,895,415	19,538,181	22,386,703
$24,880,989	$23,392,527	$15,720,054	$13,709,366	$25,265,655	$19,538,181

FS-63

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Targeted

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$265,444
Mortality and expense risk charge	(82,834)
Net investment income(loss)	182,610

Realized gain(loss) on investments:
Net realized gain distributions	1,333,160
Net realized gain(loss) on sale of fund shares	1,069,098
Net realized gain(loss)	2,402,258

Change in unrealized appreciation/depreciation	2,600,485

Net increase(decrease) in net assets resulting
from operations	$5,185,353

	Targeted

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$182,610	$159,195
Net realized gain(loss)	2,402,258	(643,370)
Net change in unrealized appreciation/depreciation	2,600,485	1,296,076
Net increase(decrease) in net assets resulting
from operations	5,185,353	811,901

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,084,020	989,147
Subaccounts transfers (including fixed account), net	(2,701,638)	(85,397)
Transfers for policyowner benefits and terminations	(472,840)	(317,233)
Policyowner maintenance charges	(127)	(134)
Net increase(decrease) from policyowner transactions	(90,585)	586,383

Total increase(decrease) in net assets	5,094,768	1,398,284
Net assets at beginning of period	13,605,547	12,207,263
Net assets at end of period	$18,700,315	$13,605,547

The accompanying notes are an integral part of these financial statements.

FS-64

DFA

Global		Equity

2021		2021

$194,252		$51,144
(59,227)		(9,775)
135,025		41,369

435,475		120,452
332,469		190,443
767,944		310,895

740,482		27,379

$1,643,451		$379,643

Global		Equity

2021	2020	2021	2020

$135,025	$77,103	$41,369	$13,001
767,944	148,009	310,895	5,016
740,482	1,077,392	27,379	136,390

1,643,451	1,302,504	379,643	154,407

1,636,501	1,009,443	2,052,523	272,043
(499,306)	1,589,139	(902,057)	278,567
(244,297)	(145,864)	(61,598)	(69,633)
(392)	(251)	(98)	(2)
892,506	2,452,467	1,088,770	480,975

2,535,957	3,754,971	1,468,413	635,382
11,196,335	7,441,364	1,071,893	436,511
$13,732,292	$11,196,335	$2,540,306	$1,071,893

FS-65

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2021 AND 2020

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1997. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2021 there are one hundred and eleven subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Money Market
*Mid Cap
Invesco Advisers, Inc.
DWS Investment Management Americas,	AIM
Inc.	*Dividend
Scudder	*Health
*Small Cap	*Technology
*Small Mid Value	*Intl. Growth
*Thematic	*Franchise
*Growth
Janus Capital Management LLC
Fidelity Management & Research	Janus
Company LLC	*Growth
Fidelity
*Overseas IC	Neuberger Berman Investment Advisers LLC
*Inv. Grade Bond IC	Neuberger Berman
*Equity Income IC	*Mid-Cap
*Growth IC	*Bond
*High Income IC	*Equity
*High Income SC	(Commenced April 29, 2019)
*Contrafund IC	*Regency
*Contrafund SC
*Mid Cap IC
*Mid Cap SC
*Strategic

FS-66

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America Inc. and Baillie Gifford
*Nova	Overseas Ltd.
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500 (formerly Rydex
Inverse S&P 500 Strategy Fund Portfolio)	Hotchkis and Wiley Capital Management, LLC
*Gov. Long Bond	and Lazard Asset Management LLC
*Inverse NASDAQ	Vanguard
*Inv. Long Bond	*Diversified
*Russell (formerly Rydex Russell
2000 1.5x Strategy Fund Portfolio)	The Vanguard Group, Inc. and
*Sector Rotation	ArrowMark Colorado Holdings, LLC
Vanguard
Third Avenue Management LLC	*Small Company Growth
Third Avenue
*Value (formerly FFI Strategies	The Vanguard Group, Inc.
Portfolio)	Vanguard
*International Stock
The Vanguard Group, Inc.	(Commenced June 28, 2019)
Vanguard	*Global Bond
*Equity Index	(Commenced May 31, 2019)
*Total Bond
*REIT Index	Allspring Funds Management, LLC
*Mid-Cap	(formerly Wells Fargo Funds Management, LLC)
*Stock Market Index	Allspring (formerly Wells Fargo)
*Conservative	*Discovery (formerly Wells Fargo VT
*Moderate	Discovery Fund(SM) Portfolio, Class 2)
*Short-Term	*Opportunity (formerly Wells Fargo VT
Opportunity Fund(SM) Portfolio, Class 2)
Wellington Management Company, LLP
and The Vanguard Group, Inc.	ProFund Advisors LLC
Vanguard	ProFunds
*Equity Income	*Bull
*Europe
Wellington Management Company, LLP	*Mid-Cap
(formerly Wellington Management Company,	*NASDAQ-100
LLP and Jackson Square Partners, LLC)	*Small-Cap
Vanguard	*Small-Cap Value
*Growth	*Classic Dow
*Bear
Wellington Management Company, LLP	*Short NASDAQ
Vanguard	*Short Small-Cap
*High Yield Bond	*Short Dow
*Balanced.	*UltraMid
*UltraOTC
*UltraSmall
*UltraBull
*U.S. Gov. Plus
*Opportunity

FS-67

1. ORGANIZATION, continued

ProFund Advisors LLC, continued	Massachusetts Financial Services
ProFunds, continued	Company
*Oil & Gas	MFS
*Precious Metals	*Utilities IC
*Real Estate	*Mid Cap
*High Yield (formerly Access VP	(Commenced May 16, 2019)
High Yield Fund)	*Research
(Commenced April 23, 2021)
*Money Market	Calvert Research and Management
(See Note 3)
Pacific Investment Management	Summit
Company LLC	*S&P 500
Pimco	*EAFE Intl.
*Commodity	*S&P MidCap
*Total Return	*Growth
*Low Duration	*Mod. Growth
*Moderate
American Century Investment	*Russell Small Cap
Management, Inc.
American Century	T. Rowe Price Associates, Inc.
*Mid Cap	T. Rowe
*International	*Blue Chip
*Inflation
(Commenced May 7, 2019)	Morgan Stanley Investment
Management Inc.
Capital Research and Management	Morgan Stanley
Company (SM)	*Emerging Markets
American Funds
*IS Growth-Inc	Dimensional Fund Advisors LP
(Commenced July 1, 2019)	DFA
*IS Growth	*Bond
(Commenced July 1, 2019)	*Small
*Blue Chip (formerly American	*Value
Funds IS Blue Chip Income and	*Fixed
Growth Fund Portfolio, Class 1)	*Large
(Commenced May 9, 2019)	*Targeted
*IS International	*Global
(Commenced July 1, 2019)	*Equity
*IS New World (formerly American	(Commenced June 26, 2019)
Funds IS New World(R) Portfolio,
Class 1)
(Commenced June 2, 2020)

Franklin Advisers, Inc.
Franklin Templeton
*Global Inc.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-68

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-69

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2021 and 2020, as follows:

Sub-Advisor Fee %
Summit:
S&P 500.050
S&P MidCap	.050
Growth	.050
Mod. Growth	.050
Moderate	.050
Russell Small Cap	.050

FS-70

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2021 were as follows:

	Purchases	Sales
Calvert:
Balanced	$290,546	$376,576
Mid Cap	39,426	18,450

Scudder:
Small Cap	134,987	15,435
Small Mid Value	1,940,733	1,728,655
Thematic	682,263	20,083
Growth	185,795	169,083

Fidelity:
Overseas IC	451,516	615,878
Inv. Grade Bond IC	5,406,923	2,472,354
Equity Income IC	581,314	302,308
Growth IC	3,165,357	2,386,349
High Income IC	744,495	567,917
High Income SC	1,648	1,962
Contrafund IC	3,991,691	3,268,840
Contrafund SC	159,528	231,668
Mid Cap IC	1,945,099	931,709
Mid Cap SC	69,832	55,188
Strategic	2,329,136	511,153
Money Market	26,682,130	27,924,354

AIM:
Dividend	2,597	5,410
Health	19,950	3,150
Technology	12,692	51,663
Intl. Growth	286,855	296,623
Franchise	621,499	317,330

Janus:
Growth	3,543	449

Neuberger Berman:
Mid-Cap	39,443	10,785
Bond	799	4,679
Equity	247,315	137,949
Regency	312,614	78,819

FS-71

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$1,734,264	$1,693,394
NASDAQ	533,936	825,010
Precious Metals	2,448,927	1,645,189
Inv. S&P 500	199,806	239,848
Gov. Long Bond	228,962	311,204
Inverse NASDAQ	244,029	236,652
Inv. Long Bond	310,312	245,960
Russell	250,120	217,768
Sector Rotation	47,641	110,848

Third Avenue:
Value	136,147	186,792

Vanguard:
Equity Index	11,672,240	12,818,019
Total Bond	20,513,492	5,137,950
REIT Index	2,850,699	3,509,969
Mid-Cap	8,977,757	5,246,812
Stock Market Index	9,942,943	5,239,430
Conservative	1,820,540	1,922,642
Moderate	1,827,297	1,185,511
Short-Term	10,193,088	7,943,898
Equity Income	5,360,539	4,000,798
Growth	8,108,844	3,969,353
High Yield Bond	4,296,689	1,062,688
Balanced	7,900,201	5,396,958
International	7,838,095	9,347,296
Diversified	2,927,983	4,651,329
Small Company Growth	1,256,136	2,919,656
International Stock	6,094,875	912,970
Global Bond	2,119,063	1,019,966

Wells Fargo:
Discovery	78,154	6,020
Opportunity	12,315	4,336

ProFunds:
Bull	82,317	104,210
Europe	18,471	1,386
Mid-Cap	26,143	3,524
NASDAQ-100	49,799	64,289
Small-Cap	5,674	47
Small-Cap Value	12,263	5,677
Classic Dow	2,060	43,108
Bear	2,786	31
Short NASDAQ	6,793	4,395
Short Small-Cap	22,654	26,310

FS-72

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
ProFunds, continued:
Short Dow	$-	$7
UltraMid	137,291	120,314
UltraOTC	411,484	26,785
UltraSmall	77,656	55,861
UltraBull	25,680	955
U.S. Gov. Plus	19,561	60,315
Opportunity	120,278	72,833
Oil & Gas	147,343	115,060
Precious Metals	121,082	93,592
Real Estate	145,530	150,782
High Yield	17,119	2,172
Money Market	462,175	614,461

Pimco:
Commodity	888,557	522,011
Total Return	3,967,700	2,002,637
Low Duration	187	100,962

American Century:
Mid Cap	802,958	529,123
International	154,885	177,213
Inflation	1,145,526	97,752

American Funds:
IS Growth-Inc	275,008	83,417
IS Growth	1,472,728	844,561
Blue Chip	130,049	259,853
IS International	122,709	67,115
IS New World	1,281,809	564,014

Franklin Templeton:
Global Inc.	497,994	339,324

MFS:
Utilities IC	376,433	305,059
Mid Cap	767,497	404,460
Research	493,410	510,879

Summit:
S&P 500	1,346,670	638,708
EAFE Intl.	367,677	267,266
S&P MidCap	186,572	9,566
Growth	530,481	1,121,048
Mod. Growth	135,814	253,863
Moderate	348,678	1,272,392
Russell Small Cap	2,481,371	1,663,350

FS-73

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
T. Rowe:
Blue Chip	$5,052,979	$5,501,584

Morgan Stanley:
Emerging Markets	2,024,354	2,308,855

DFA:
Bond	6,366,895	2,095,995
Small	3,529,177	1,472,310
Value	3,060,951	4,572,287
Fixed	4,423,733	2,382,070
Large	4,930,541	4,107,397
Targeted	6,035,298	4,610,113
Global	3,486,117	2,023,111
Equity	2,763,942	1,513,352

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2021, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-74

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2021	3.79	5.41	195,162	952,862	1.08	0.45	0.60	14.43	14.60
2020	3.30	4.73	206,443	940,809	1.57	0.45	0.60	14.57	14.74
2019	2.88	4.13	183,112	743,720	1.60	0.45	0.60	16.69	23.66
2018	3.34	3.90	184,269	626,261	1.77	0.60	0.60	(3.25)	(3.25)
2017	2.40	3.45	187,504	658,586	2.10	0.45	0.60	7.76	11.33

Mid Cap
2021	37.47	97.32	9,429	917,590	0.20	0.60	0.60	2.47	14.34
2020	85.11	88.69	9,572	814,998	0.39	0.60	0.60	11.58	11.60
2019	76.28	79.48	12,103	923,458	0.45	0.60	0.60	30.58	30.58
2018	58.42	60.86	13,018	760,733	0.53	0.60	0.60	(5.00)	(4.98)
2017	61.49	64.05	13,282	816,999	0.69	0.60	0.60	10.99	11.00

Scudder:
Small Cap
2021	56.68	56.68	5,220	295,881	0.92	0.60	0.60	13.82	13.82
2020	49.80	49.80	3,415	170,061	1.13	0.60	0.60	18.72	18.72
2019	41.95	41.95	4,358	182,784	1.09	0.60	0.60	24.48	24.48
2018	33.70	33.70	7,229	243,614	0.94	0.60	0.60	(11.76)	(11.76)
2017	38.19	38.19	7,152	273,146	0.94	0.60	0.60	13.65	13.65

Small Mid Value
2021	26.50	29.80	67,428	1,924,411	1.29	0.45	0.60	29.72	29.92
2020	20.40	22.97	58,715	1,295,786	1.34	0.45	0.60	(1.39)	(1.24)
2019	20.66	23.30	52,292	1,163,283	0.70	0.45	0.60	20.79	20.97
2018	17.08	19.29	49,961	928,755	1.29	0.45	0.60	(16.52)	(16.39)
2017	20.42	23.10	42,590	965,671	0.72	0.45	0.60	9.87	10.03

Thematic
2021	19.83	20.37	56,698	1,133,779	0.36	0.45	0.60	7.47	7.63
2020	18.43	18.95	21,674	408,539	1.51	0.45	0.60	21.95	22.14
2019	15.09	15.54	22,626	349,127	1.69	0.45	0.60	30.44	30.64
2018	11.55	11.91	23,470	277,772	1.01	0.45	0.60	(17.19)	(17.06)
2017	13.93	14.39	25,055	358,532	0.33	0.45	0.60	24.72	24.91

Growth
2021	83.22	101.36	8,272	776,255	0.20	0.45	0.60	22.05	22.23
2020	68.09	83.05	8,286	649,861	0.46	0.45	0.60	38.21	38.42
2019	49.19	60.09	6,442	362,993	0.68	0.45	0.60	36.32	36.52
2018	36.03	44.08	5,809	248,478	0.76	0.45	0.60	(2.19)	(2.04)
2017	36.78	45.07	7,663	339,169	0.71	0.45	0.60	25.55	25.73

FS-75

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2021	35.10	48.40	97,248	4,304,910	0.52	0.45	0.60	18.99	19.16
2020	29.46	40.68	108,868	4,060,002	0.44	0.45	0.60	14.92	15.10
2019	25.59	35.40	119,405	3,877,076	1.77	0.45	0.60	27.00	27.19
2018	20.12	27.87	123,701	3,176,638	1.57	0.45	0.60	(15.32)	(15.19)
2017	23.73	32.91	127,067	3,937,799	1.44	0.45	0.60	29.51	29.70

Inv. Grade Bond IC
2021	15.98	23.17	1,343,099	28,296,481	2.03	0.45	0.60	(1.20)	(1.05)
2020	16.15	23.45	1,239,159	26,840,114	2.24	0.45	0.60	8.74	8.90
2019	14.83	21.56	1,269,064	25,271,452	2.75	0.45	0.60	9.01	9.18
2018	13.58	19.78	1,240,908	23,114,300	2.44	0.45	0.60	(1.13)	(0.98)
2017	13.72	20.00	1,311,754	24,780,422	2.41	0.45	0.60	3.60	3.75

Equity Income IC
2021	42.99	79.98	42,834	3,138,310	1.94	0.45	0.60	24.15	24.33
2020	34.58	64.42	43,926	2,607,587	1.76	0.45	0.60	6.06	6.22
2019	32.55	60.74	49,170	2,884,137	1.93	0.45	0.60	26.68	26.87
2018	25.66	47.95	56,594	2,633,958	2.20	0.45	0.60	(8.84)	(8.70)
2017	28.10	52.60	60,781	3,139,847	1.69	0.45	0.60	12.22	12.39

Growth IC
2021	207.71	211.87	27,869	5,891,580	-	0.45	0.60	22.48	22.66
2020	169.33	172.98	29,867	5,158,611	0.08	0.45	0.60	43.03	43.25
2019	118.21	120.94	34,515	4,166,176	0.26	0.45	0.60	33.51	33.71
2018	88.41	90.58	41,316	3,737,548	0.24	0.45	0.60	(0.77)	(0.62)
2017	88.95	91.28	43,513	3,967,391	0.23	0.45	0.60	34.33	34.53

High Income IC
2021	7.55	15.26	222,928	2,309,608	5.32	0.45	0.60	3.79	3.94
2020	7.27	14.70	214,733	2,156,220	5.05	0.45	0.60	2.13	2.28
2019	7.10	14.40	223,252	2,299,286	5.22	0.45	0.60	14.42	14.59
2018	6.20	12.58	248,327	2,115,584	5.00	0.45	0.60	(3.87)	(3.72)
2017	6.44	13.09	220,999	2,375,808	3.75	0.45	0.60	6.30	6.46

High Income SC
2021	18.76	18.76	1,817	34,079	5.21	0.60	0.60	3.87	3.87
2020	18.06	18.06	1,920	34,671	4.43	0.60	0.60	2.04	2.04
2019	17.70	17.70	2,699	47,765	5.11	0.60	0.60	14.23	14.23
2018	15.49	15.49	2,808	43,499	5.50	0.60	0.60	(4.18)	(4.18)
2017	16.17	16.17	3,258	52,674	5.24	0.60	0.60	6.43	6.43

FS-76

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2021	90.94	153.91	175,645	24,406,141	0.06	0.45	0.60	27.07	27.26
2020	71.46	121.12	190,306	21,012,020	0.25	0.45	0.60	29.79	29.98
2019	54.97	93.32	202,400	17,499,237	0.45	0.45	0.60	30.79	30.99
2018	41.97	71.35	223,068	14,862,211	0.68	0.45	0.60	(6.94)	(6.80)
2017	45.03	76.67	253,964	18,441,152	0.99	0.45	0.60	21.15	21.33

Contrafund SC
2021	153.87	153.87	8,702	1,338,963	0.05	0.60	0.60	26.95	26.95
2020	121.21	121.21	10,336	1,252,817	0.15	0.60	0.60	29.65	29.65
2019	93.49	93.49	9,943	929,555	0.35	0.60	0.60	30.66	30.66
2018	71.55	71.55	10,886	778,898	0.60	0.60	0.60	(7.05)	(7.05)
2017	76.97	76.97	12,469	959,748	0.91	0.60	0.60	21.04	21.04

Mid Cap IC
2021	67.84	141.33	68,079	8,779,276	0.62	0.45	0.60	24.85	25.04
2020	54.25	113.20	68,034	7,307,515	0.67	0.45	0.60	17.48	17.66
2019	46.11	96.36	72,325	6,573,412	0.83	0.45	0.60	22.71	22.90
2018	37.52	78.52	102,217	6,897,579	0.63	0.45	0.60	(15.05)	(14.92)
2017	44.10	92.43	95,464	8,508,360	0.69	0.45	0.60	20.09	20.27

Mid Cap SC
2021	138.93	138.93	3,213	446,328	0.49	0.60	0.60	24.76	24.76
2020	111.36	111.36	3,621	403,218	0.56	0.60	0.60	17.33	17.33
2019	94.91	94.91	3,897	369,880	0.79	0.60	0.60	22.61	22.61
2018	77.41	77.41	4,143	320,730	0.52	0.60	0.60	(15.15)	(15.15)
2017	91.23	91.23	6,064	553,179	0.62	0.60	0.60	19.99	19.99

Strategic
2021	14.96	20.76	732,162	13,566,892	2.72	0.45	0.60	3.12	3.28
2020	14.48	20.13	646,567	11,835,872	3.26	0.45	0.60	6.87	7.03
2019	13.53	18.84	717,097	12,276,160	3.42	0.45	0.60	10.23	10.39
2018	12.26	17.09	700,072	10,871,021	3.64	0.45	0.60	(3.16)	(3.01)
2017	12.64	17.65	719,473	11,605,288	3.25	0.45	0.60	7.15	7.31

Money Market
2021	1.01	1.02	19,834,478	20,173,426	0.01	0.45	0.60	(0.59)	(0.43)
2020	1.02	1.03	20,942,308	21,415,650	0.21	0.45	0.60	(0.28)	(0.13)
2019	1.02	1.03	17,767,199	18,194,086	1.99	0.45	0.60	1.41	1.56
2018	1.01	1.01	21,669,460	21,881,243	1.66	0.45	0.60	1.04	1.19
2017	1.00	1.00	12,513,146	12,495,084	0.66	0.45	0.60	0.08	0.22

FS-77

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2021	40.49	40.49	2,542	102,934	2.17	0.60	0.60	18.18	18.18
2020	34.26	34.26	2,670	91,484	2.85	0.60	0.60	(0.46)	(0.46)
2019	34.42	34.42	3,578	123,144	2.56	0.60	0.60	24.35	24.35
2018	27.68	27.68	4,035	111,681	2.37	0.60	0.60	(8.13)	(8.13)
2017	30.13	30.13	6,004	180,904	1.77	0.60	0.60	7.93	7.93

Health
2021	79.03	79.03	2,429	191,979	0.21	0.60	0.60	11.63	11.63
2020	70.80	70.80	2,458	173,998	0.31	0.60	0.60	13.77	13.77
2019	62.23	62.23	2,504	155,846	0.02	0.60	0.60	31.71	31.71
2018	47.24	47.24	8,165	385,743	-	0.60	0.60	0.30	0.30
2017	47.10	47.10	4,276	201,398	0.38	0.60	0.60	15.14	15.14

Technology
2021	67.55	67.55	2,057	138,970	-	0.60	0.60	13.73	13.73
2020	59.40	59.40	2,866	170,222	-	0.60	0.60	45.24	45.24
2019	40.90	40.90	4,801	196,332	-	0.60	0.60	35.07	35.07
2018	30.28	30.28	6,517	197,314	-	0.60	0.60	(1.05)	(1.05)
2017	30.60	30.60	6,614	202,378	-	0.60	0.60	34.33	34.33

Intl. Growth
2021	52.61	57.32	24,154	1,355,375	1.27	0.45	0.60	5.26	5.41
2020	49.91	54.45	26,150	1,394,467	2.17	0.45	0.60	13.31	13.48
2019	43.98	48.06	30,508	1,440,391	1.60	0.45	0.60	27.81	28.00
2018	34.36	37.60	28,175	1,044,266	2.19	0.45	0.60	(15.49)	(15.36)
2017	40.59	44.49	28,006	1,239,250	1.36	0.45	0.60	22.27	22.45

Franchise
2021	149.44	152.36	3,058	464,715	-	0.45	0.60	11.26	11.43
2020	134.31	136.74	1,152	156,265	0.08	0.45	0.60	41.50	41.71
2019	94.92	96.49	896	85,973	-	0.45	0.60	35.94	36.14
2018	69.82	70.87	1,064	74,941	-	0.45	0.60	(4.21)	(4.06)
2017	72.89	73.87	845	62,182	0.11	0.45	0.60	21.73	26.59

Janus:
Growth
2021	107.36	107.36	706	75,833	0.10	0.60	0.60	19.62	19.62
2020	89.76	89.76	707	63,429	0.41	0.60	0.60	32.16	32.16
2019	67.92	67.92	707	48,027	0.46	0.60	0.60	34.71	34.71
2018	50.42	50.42	729	36,768	0.55	0.60	0.60	(3.16)	(3.16)
2017	52.06	52.06	730	38,019	0.40	0.60	0.60	27.12	27.12

FS-78

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense			Total
	Value ($)		Units	($)	Ratio %	Ratio %			Return %
	Min	Max				Min	Max		Min	Max
Neuberger Berman:
Mid-Cap
2021	56.31	56.31	6,699	377,240	-	0.60	0.60		12.32	12.32
2020	50.14	50.14	6,867	344,258	-	0.60	0.60		39.14	39.14
2019	36.03	36.03	7,723	278,279	-	0.60	0.60		31.96	31.96
2018	27.31	27.31	8,099	221,138	-	0.60	0.60		(6.97)	(6.97)
2017	29.35	29.35	7,946	233,226	-	0.60	0.60		24.54	24.54

Bond
2021	23.42	23.42	1,278	29,938	2.49	0.60	0.60		0.14	0.14
2020	23.38	23.38	1,469	34,360	2.19	0.60	0.60		2.84	2.84
2019	22.74	22.74	1,843	41,898	2.21	0.60	0.60		3.07	3.07
2018	22.06	22.06	1,798	39,667	1.50	0.60	0.60		0.42	0.42
2017	21.97	21.97	3,272	71,883	1.39	0.60	0.60		0.29	0.29

Equity
2021	41.52	41.68	30,022	1,248,152	0.39	0.45	0.60		22.74	22.92
2020	33.83	33.91	27,584	933,781	0.54	0.45	0.60		18.85	19.03
2019	28.46	28.49	36,860	1,049,519	0.40	0.45	0.60		9.07	9.10
2018	-	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-	-

Regency
2021	27.63	40.24	16,680	588,880	0.70	0.45	0.60		32.01	32.20
2020	20.90	30.48	10,691	263,924	0.98	0.45	0.60		(3.20)	(3.06)
2019	21.56	31.49	12,165	333,388	0.72	0.45	0.60		16.05	16.22
2018	18.55	27.14	16,827	410,735	0.66	0.45	0.60		(15.78)	(15.66)
2017	21.99	32.22	16,269	480,041	0.82	0.45	0.60		16.04	16.21

Rydex:
Nova
2021	49.99	509.58	18,976	1,291,880	0.37	0.45	0.60		41.34	41.55
2020	35.37	360.01	20,334	980,018	0.90	0.45	0.60		19.31	19.49
2019	29.64	301.28	16,324	686,514	1.71	0.45	0.60		44.18	44.39
2018	20.56	208.65	32,390	912,103	0.19	0.45	0.60		(10.86)	(10.72)
2017	23.06	233.72	52,529	1,776,313	0.05	0.45	0.60		31.00	31.19

NASDAQ
2021	112.88	119.63	27,004	3,180,251	-	0.45	0.60		24.79	24.98
2020	90.32	95.86	31,911	3,015,345	0.30	0.45	0.60		44.09	44.31
2019	62.58	66.53	30,013	1,996,143	0.13	0.45	0.60		36.05	36.25
2018	45.93	48.90	39,313	1,921,178	-	0.45	0.60		(2.40)	(2.25)
2017	46.99	50.10	60,716	3,005,946	-	0.45	0.60		30.34	30.53

FS-79

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2021	10.71	47.88	289,051	3,579,577	3.67	0.45	0.60	(9.73)	(9.60)
2020	11.86	52.96	221,885	3,136,742	4.62	0.45	0.60	33.50	33.70
2019	8.89	39.61	410,037	3,899,897	-	0.45	0.60	51.29	51.52
2018	5.87	26.15	416,771	2,515,648	4.35	0.45	0.60	(17.11)	(16.98)
2017	7.09	31.49	367,544	2,625,432	4.97	0.45	0.60	6.45	6.60

Inv. S&P 500
2021	0.55	5.12	213,942	141,215	-	0.45	0.60	(27.55)	(24.89)
2020	0.73	6.81	301,622	230,905	0.63	0.45	0.60	(29.33)	(25.47)
2019	0.98	9.12	334,098	333,598	0.79	0.45	0.60	(23.37)	(7.34)
2018	1.28	1.42	380,332	494,493	-	0.60	0.60	3.34	3.34
2017	1.24	11.48	392,879	494,035	-	0.45	0.60	(17.84)	(13.97)

Gov. Long Bond
2021	27.16	39.49	64,493	1,775,940	0.37	0.45	0.60	(8.04)	(2.30)
2020	29.54	42.88	67,819	2,028,145	0.12	0.45	0.60	(11.02)	21.23
2019	24.37	35.32	63,207	1,565,021	1.20	0.45	0.60	16.08	17.36
2018	20.99	30.38	63,662	1,362,595	1.57	0.45	0.60	(5.88)	(2.27)
2017	22.30	32.24	64,158	1,569,316	1.25	0.45	0.60	8.98	9.14

Inverse NASDAQ
2021	0.97	4.66	28,802	37,887	-	0.45	0.60	(25.90)	(25.79)
2020	1.31	6.28	34,427	52,714	0.84	0.45	0.60	(38.37)	(38.28)
2019	2.13	10.18	39,330	93,374	0.20	0.45	0.60	(28.44)	(28.33)
2018	2.97	14.20	194,417	600,848	-	0.45	0.60	(3.35)	(3.20)
2017	3.08	14.67	29,405	107,849	-	0.45	0.60	(25.10)	(24.99)

Inv. Long Bond
2021	5.03	22.02	8,211	118,829	-	0.45	0.60	(4.24)	0.37
2020	5.01	21.90	11,690	58,553	0.23	0.45	0.60	(21.56)	(10.16)
2019	6.39	27.88	3,833	24,476	-	0.45	0.60	(18.11)	(13.82)
2018	7.41	32.30	4,470	37,897	-	0.45	0.60	3.17	6.38
2017	7.18	31.26	5,223	38,465	-	0.45	0.60	(9.43)	(2.77)

Russell
2021	116.19	125.58	7,058	882,002	0.06	0.45	0.60	18.29	18.47
2020	98.08	106.16	8,165	858,907	-	0.45	0.60	19.32	19.50
2019	82.07	88.97	16,689	1,427,066	-	0.45	0.60	34.56	34.76
2018	60.90	66.12	18,610	1,186,240	-	0.45	0.60	(20.05)	(19.93)
2017	76.06	82.70	22,731	1,822,820	-	0.45	0.60	19.30	19.48

FS-80

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Sector Rotation
2021	20.49	21.79	32,759	693,671	0.66	0.45	0.60	23.06	23.24
2020	16.62	17.70	36,086	618,942	0.48	0.45	0.60	4.30	4.46
2019	15.91	16.97	76,692	1,292,568	0.59	0.45	0.60	4.91	5.07
2018	15.15	16.18	76,035	1,223,490	-	0.45	0.60	(13.46)	(13.33)
2017	17.48	18.70	73,225	1,361,243	0.43	0.45	0.60	13.62	14.17

Third Avenue:
Value
2021	19.50	40.90	47,263	1,852,146	0.71	0.45	0.60	21.34	21.52
2020	16.05	33.70	48,729	1,571,387	2.71	0.45	0.60	(2.98)	(2.83)
2019	16.51	34.74	50,889	1,705,926	0.27	0.45	0.60	11.79	11.96
2018	14.75	31.07	56,411	1,719,793	1.78	0.45	0.60	(20.82)	(20.70)
2017	18.60	39.24	64,375	2,516,102	0.85	0.45	0.60	12.91	13.08

Vanguard:
Equity Index
2021	83.78	131.48	940,077	94,271,192	1.25	0.45	0.60	27.78	27.97
2020	65.47	102.89	988,876	78,208,562	1.28	0.45	0.60	17.49	17.67
2019	55.64	87.57	952,006	65,762,528	1.56	0.45	0.60	30.51	30.71
2018	42.56	67.10	583,329	35,656,735	1.67	0.45	0.60	(5.08)	(4.94)
2017	44.77	70.69	598,754	39,693,243	1.74	0.45	0.60	20.93	21.11

Total Bond
2021	13.95	19.08	6,568,672	99,521,736	1.97	0.45	0.60	(2.30)	(2.16)
2020	14.26	19.53	5,642,106	88,255,308	2.13	0.45	0.60	6.94	7.10
2019	13.31	18.26	6,181,456	90,355,257	1.93	0.45	0.60	8.03	8.19
2018	12.30	16.90	3,337,025	49,085,981	2.24	0.45	0.60	(0.73)	(0.58)
2017	12.38	17.03	2,689,782	42,323,985	2.28	0.45	0.60	2.87	3.02

REIT Index
2021	24.72	68.90	686,866	30,555,654	2.02	0.45	0.60	39.37	39.58
2020	17.71	49.44	691,645	23,397,366	2.62	0.45	0.60	(5.42)	(5.28)
2019	18.70	52.27	767,511	26,538,661	2.64	0.45	0.60	28.03	28.23
2018	14.58	40.83	719,734	21,164,973	3.03	0.45	0.60	(5.92)	(5.78)
2017	15.48	43.40	635,751	22,462,606	2.45	0.45	0.60	4.15	4.31

Mid-Cap
2021	46.53	81.43	695,347	43,769,713	1.07	0.45	0.60	23.61	23.80
2020	37.59	65.87	639,152	34,577,009	1.53	0.45	0.60	17.37	17.54
2019	31.98	56.13	756,540	34,427,516	1.43	0.45	0.60	30.09	30.29
2018	24.54	43.15	708,151	25,869,579	1.15	0.45	0.60	(9.87)	(9.74)
2017	27.19	47.87	616,681	26,946,977	1.18	0.45	0.60	18.37	18.55

FS-81

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Stock Market Index
2021	79.56	138.17	520,428	52,985,956	1.15	0.45	0.60	24.89	25.08
2020	63.61	110.63	481,874	40,599,633	1.51	0.45	0.60	19.83	20.01
2019	53.01	92.32	410,376	30,699,465	1.52	0.45	0.60	29.97	30.17
2018	40.72	71.03	372,526	22,072,641	1.46	0.45	0.60	(5.91)	(5.76)
2017	43.21	75.49	354,078	23,890,465	1.85	0.45	0.60	20.25	20.43

Conservative
2021	34.56	34.84	213,302	7,422,325	1.59	0.45	0.60	5.36	5.51
2020	32.80	33.02	226,757	7,481,548	2.12	0.45	0.60	11.06	11.23
2019	29.53	29.69	167,632	4,973,237	1.64	0.45	0.60	15.14	15.31
2018	25.65	25.75	46,997	1,208,978	1.69	0.45	0.60	(3.57)	(3.42)
2017	26.60	26.66	30,862	822,095	1.27	0.45	0.60	10.23	10.39

Moderate
2021	42.22	42.47	90,602	3,832,645	1.26	0.45	0.60	9.42	9.58
2020	38.59	38.76	78,034	3,008,380	1.65	0.45	0.60	13.09	13.26
2019	34.12	34.22	41,381	1,410,337	2.28	0.45	0.60	18.82	19.00
2018	28.72	28.76	39,360	1,131,199	1.98	0.45	0.60	(5.51)	(5.36)
2017	30.39	30.39	41,768	1,269,455	1.47	0.45	0.60	14.12	14.29

Short-Term
2021	11.77	11.87	2,409,536	28,533,095	2.12	0.45	0.60	(1.05)	(0.90)
2020	11.89	11.97	2,278,389	27,229,440	2.36	0.45	0.60	4.86	5.02
2019	11.34	11.40	1,757,653	20,007,076	2.49	0.45	0.60	5.06	5.22
2018	10.79	10.83	1,507,659	16,311,434	1.47	0.45	0.60	0.43	0.59
2017	10.75	10.77	1,020,297	10,976,598	1.30	0.45	0.60	1.48	1.64

Equity Income
2021	42.50	74.22	384,794	23,013,348	1.90	0.45	0.60	24.58	24.77
2020	34.07	59.58	355,296	17,841,662	2.69	0.45	0.60	2.63	2.78
2019	33.14	58.05	374,625	18,676,247	2.36	0.45	0.60	23.68	23.87
2018	26.76	46.93	326,113	14,169,159	2.25	0.45	0.60	(6.53)	(6.39)
2017	28.58	50.21	303,184	14,694,381	2.52	0.45	0.60	17.54	17.72

Growth
2021	64.29	71.05	420,277	28,682,518	0.03	0.45	0.60	17.16	17.33
2020	54.79	60.64	384,276	22,603,953	0.33	0.45	0.60	42.24	42.45
2019	38.47	42.63	389,244	16,257,643	0.39	0.45	0.60	33.02	33.22
2018	28.87	32.05	368,783	11,645,047	0.30	0.45	0.60	(0.40)	(0.25)
2017	28.95	32.18	357,078	11,427,939	0.51	0.45	0.60	30.14	30.33

FS-82

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
High Yield Bond
2021	10.84	20.15	1,024,954	15,248,284	4.16	0.45	0.60	3.06	3.21
2020	10.50	19.55	760,431	12,085,861	5.58	0.45	0.60	5.04	5.20
2019	9.98	18.61	779,913	12,111,105	5.77	0.45	0.60	14.98	15.16
2018	8.67	16.19	727,776	10,253,341	4.94	0.45	0.60	(3.31)	(3.17)
2017	8.95	16.74	810,338	11,950,888	4.83	0.45	0.60	6.37	6.53

Balanced
2021	43.07	69.53	482,192	28,381,544	1.72	0.45	0.60	18.31	18.48
2020	36.35	58.77	441,306	23,113,772	2.55	0.45	0.60	10.02	10.18
2019	32.99	53.42	435,454	21,233,437	2.66	0.45	0.60	21.75	21.94
2018	27.06	43.87	412,529	16,919,440	2.40	0.45	0.60	(3.99)	(3.84)
2017	28.14	45.70	441,232	19,356,188	2.28	0.45	0.60	14.04	14.21

International
2021	49.78	65.93	849,896	49,179,570	0.27	0.45	0.60	(2.13)	(1.98)
2020	50.79	67.36	927,626	54,792,347	1.07	0.45	0.60	56.64	56.87
2019	32.38	43.01	1,177,128	43,660,731	1.19	0.45	0.60	30.43	30.63
2018	24.78	32.97	792,647	24,215,325	0.77	0.45	0.60	(13.14)	(13.01)
2017	28.49	37.96	792,548	28,708,459	1.00	0.45	0.60	41.83	42.04

Diversified
2021	34.27	51.03	398,630	19,143,332	1.07	0.45	0.60	29.69	29.88
2020	26.38	39.35	446,965	16,500,974	2.66	0.45	0.60	11.11	11.28
2019	23.71	35.42	471,505	16,101,864	2.86	0.45	0.60	24.94	25.13
2018	18.95	28.35	486,123	13,472,454	2.55	0.45	0.60	(9.66)	(9.53)
2017	20.94	31.38	515,395	15,908,652	2.73	0.45	0.60	12.48	12.65

Small Company Growth
2021	47.95	91.98	241,603	20,391,329	0.37	0.45	0.60	13.54	13.71
2020	42.17	81.02	277,356	20,335,537	0.67	0.45	0.60	22.45	22.63
2019	34.39	66.16	342,555	20,217,200	0.51	0.45	0.60	27.33	27.54
2018	26.96	51.96	399,873	18,445,354	0.39	0.45	0.60	(7.82)	(7.68)
2017	29.21	56.37	398,733	20,865,234	0.47	0.45	0.60	22.73	22.91

International Stock
2021	25.46	25.49	349,524	8,908,188	1.71	0.45	0.60	7.88	8.04
2020	23.59	23.60	149,881	3,536,136	1.50	0.45	0.60	10.51	10.68
2019	21.32	21.35	23,298	496,859	-	0.45	0.60	2.98	6.73
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-83

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Global Bond
2021	22.10	22.15	120,859	2,674,635	1.43	0.45	0.60	(2.43)	(2.28)
2020	22.65	22.67	73,057	1,655,829	1.31	0.45	0.60	6.03	6.19
2019	21.35	21.36	36,170	772,274	-	0.45	0.60	(1.16)	1.07
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Allspring:
Discovery
2021	90.00	90.00	10,517	946,510	-	0.60	0.60	(5.61)	(5.61)
2020	95.35	95.35	10,477	998,981	-	0.60	0.60	61.68	61.68
2019	58.97	58.97	10,518	620,280	-	0.60	0.60	38.19	38.19
2018	42.68	42.68	9,207	392,919	-	0.60	0.60	(7.62)	(7.62)
2017	46.20	46.20	9,200	424,998	-	0.60	0.60	28.36	28.36

Opportunity
2021	208.10	208.10	1,281	266,522	0.04	0.60	0.60	24.03	24.03
2020	167.77	167.77	1,295	217,318	0.44	0.60	0.60	20.28	20.28
2019	139.49	139.49	1,310	182,665	0.28	0.60	0.60	30.68	30.68
2018	106.74	106.74	1,442	153,918	0.18	0.60	0.60	(7.70)	(7.70)
2017	115.65	115.65	2,913	336,862	0.69	0.60	0.60	19.72	19.72

ProFunds:
Bull
2021	95.48	95.48	15,889	1,517,112	-	0.90	0.90	25.21	25.21
2020	76.26	76.26	16,981	1,294,952	0.09	0.90	0.90	14.99	14.99
2019	66.31	66.31	13,789	914,384	0.27	0.90	0.90	27.73	27.73
2018	51.92	51.92	13,850	719,082	-	0.90	0.90	(6.99)	(6.99)
2017	55.82	55.82	43,258	2,414,692	-	0.90	0.90	18.28	18.28

Europe
2021	38.39	38.39	2,299	88,268	0.90	0.90	0.90	23.42	23.42
2020	31.11	31.11	1,781	55,402	2.54	0.90	0.90	(10.05)	(10.05)
2019	34.58	34.58	2,216	76,620	2.82	0.90	0.90	16.74	16.74
2018	29.62	29.62	2,263	67,045	2.48	0.90	0.90	(14.90)	(14.90)
2017	34.81	34.81	2,263	78,785	1.76	0.90	0.90	18.64	18.64

Mid-Cap
2021	99.42	99.42	335	33,267	0.26	0.90	0.90	27.38	27.38
2020	78.05	78.05	57	4,467	0.16	0.90	0.90	1.39	1.39
2019	76.98	76.98	758	58,326	0.20	0.90	0.90	22.97	22.97
2018	62.60	62.60	848	53,056	0.10	0.90	0.90	(14.07)	(14.07)
2017	72.85	72.85	848	61,742	0.31	0.90	0.90	9.62	9.62

FS-84

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
NASDAQ-100
2021	73.84	73.84	284	20,986	-	0.90	0.90	1.57	1.57
2020	74.77	74.77	459	34,326	-	0.90	0.90	46.86	46.86
2019	-	-	-	-	-	-	-	-	-
2018	38.09	38.09	-	-	-	0.90	0.90	0.80	0.80
2017	42.74	42.74	-	-	-	0.90	0.90	8.07	8.07

Small-Cap
2021	44.59	44.59	129	5,737	-	0.90	0.90	5.07	5.07
2020	39.82	39.82	-	-	-	0.90	0.90	(2.13)	(2.13)
2019	-	-	-	-	-	-	-	-	-
2018	28.64	28.64	-	-	-	0.90	0.90	(14.17)	(14.17)
2017	35.01	35.01	1,590	55,647	-	0.90	0.90	(0.64)	(0.64)

Small-Cap Value
2021	90.55	90.55	151	13,716	0.09	0.90	0.90	27.42	27.42
2020	71.06	71.06	61	4,348	0.02	0.90	0.90	0.14	0.14
2019	70.96	70.96	71	5,021	-	0.90	0.90	21.46	21.46
2018	58.43	58.43	87	5,058	-	0.90	0.90	(14.98)	(14.98)
2017	68.72	68.72	87	5,949	0.02	0.90	0.90	8.71	8.71

Classic Dow
2021	70.85	70.85	76	5,401	-	0.90	0.90	16.45	16.45
2020	60.84	60.84	758	46,119	0.41	0.90	0.90	6.45	6.45
2019	57.15	57.15	1,293	73,888	0.09	0.90	0.90	21.09	21.09
2018	47.20	47.20	1,539	72,652	-	0.90	0.90	(6.87)	(6.87)
2017	50.68	50.68	1,539	78,012	-	0.90	0.90	22.50	22.50

Bear
2021	14.64	14.64	219	3,209	-	0.90	0.90	(25.30)	(25.30)
2020	19.59	19.59	78	1,531	0.50	0.90	0.90	(26.50)	(26.50)
2019	-	-	-	-	-	-	-	-	-
2018	34.40	34.40	-	-	-	0.90	0.90	(5.09)	(5.09)
2017	6.11	6.11	923	5,637	-	0.90	0.90	(18.70)	(18.70)

Short NASDAQ
2021	0.71	0.71	2,945	2,086	-	0.90	0.90	(25.81)	(25.81)
2020	0.95	0.95	615	587	0.06	0.90	0.90	(43.34)	(43.34)
2019	1.69	1.69	615	1,036	0.17	0.90	0.90	(28.69)	(28.69)
2018	2.36	2.36	615	1,454	-	0.90	0.90	(3.75)	(3.75)
2017	2.46	2.46	615	1,510	-	0.90	0.90	(25.90)	(25.90)

FS-85

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Short Small-Cap
2021	22.33	22.33	228	5,101	-	0.90	0.90	(24.02)	(24.02)
2020	1.41	1.41	7,193	10,177	0.55	0.90	0.90	(32.57)	(32.57)
2019	2.10	2.10	4,504	9,451	0.12	0.90	0.90	(21.49)	(21.49)
2018	2.67	2.67	4,504	12,038	-	0.90	0.90	9.40	9.40
2017	2.44	2.44	4,504	11,004	-	0.90	0.90	(14.97)	(14.97)

Short Dow
2021	5.44	5.44	150	815	-	0.90	0.90	(20.51)	(20.51)
2020	6.85	6.85	150	1,026	0.23	0.90	0.90	(21.64)	(21.64)
2019	8.74	8.74	221	1,935	0.05	0.90	0.90	(19.94)	(19.94)
2018	10.91	10.91	221	2,417	-	0.90	0.90	1.42	1.42
2017	10.76	10.76	221	2,383	-	0.90	0.90	(22.72)	(22.72)

UltraMid
2021	73.43	73.43	315	23,138	-	0.90	0.90	35.64	35.64
2020	50.42	50.42	-	-	0.24	0.90	0.90	(28.41)	(28.41)
2019	124.50	124.50	141	17,515	-	0.90	0.90	46.50	46.50
2018	84.99	84.99	380	32,263	-	0.90	0.90	(27.43)	(27.43)
2017	117.11	117.11	114	13,358	-	0.90	0.90	27.72	27.72

UltraOTC
2021	602.51	602.51	3,144	1,894,176	-	0.90	0.90	51.15	51.15
2020	398.62	398.62	3,096	1,234,273	-	0.90	0.90	84.63	84.63
2019	215.90	215.90	3,303	713,037	-	0.90	0.90	78.06	78.06
2018	121.25	121.25	3,463	419,886	-	0.90	0.90	(10.44)	(10.44)
2017	135.39	135.39	3,753	508,127	-	0.90	0.90	66.83	66.83

UltraSmall
2021	28.44	28.44	739	21,017	-	0.90	0.90	2.09	2.09
2020	23.21	23.21	-	-	0.79	0.90	0.90	(28.94)	(28.94)
2019	70.37	70.37	169	11,859	-	0.90	0.90	46.02	46.02
2018	48.19	48.19	304	14,639	-	0.90	0.90	(27.61)	(27.61)
2017	66.57	66.57	289	19,269	-	0.90	0.90	24.06	24.06

UltraBull
2021	135.12	135.12	1,063	143,601	-	0.90	0.90	56.73	56.73
2020	86.21	86.21	826	71,182	0.86	0.90	0.90	18.76	18.76
2019	72.60	72.60	849	61,655	0.26	0.90	0.90	58.74	58.74
2018	45.73	45.73	849	38,841	-	0.90	0.90	(16.26)	(16.26)
2017	54.62	54.62	849	46,385	-	0.90	0.90	39.76	39.76

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
U.S. Gov. Plus
2021	68.35	68.35	25	1,741	-	0.90	0.90	(7.92)	(7.92)
2020	74.23	74.23	753	55,893	0.03	0.90	0.90	19.60	19.60
2019	62.07	62.07	474	29,433	0.88	0.90	0.90	17.16	17.16
2018	52.97	52.97	689	36,511	0.97	0.90	0.90	(6.27)	(6.27)
2017	56.52	56.52	518	29,304	0.45	0.90	0.90	8.51	8.51

Opportunity
2021	2.70	2.70	16,561	44,759	-	0.90	0.90	(0.97)	(0.97)
2020	2.73	2.73	364	992	0.39	0.90	0.90	(27.35)	(27.35)
2019	3.76	3.76	846	3,179	0.16	0.90	0.90	(18.13)	(18.13)
2018	4.59	4.59	946	4,343	-	0.90	0.90	3.25	3.25
2017	4.44	4.44	875	3,888	-	0.90	0.90	(12.66)	(12.66)

Oil & Gas
2021	52.52	52.52	1,654	86,889	1.49	0.90	0.90	50.57	50.57
2020	34.88	34.88	971	33,877	2.62	0.90	0.90	(35.05)	(35.05)
2019	53.71	53.71	948	50,931	1.37	0.90	0.90	7.55	7.55
2018	49.94	49.94	968	48,344	1.66	0.90	0.90	(20.94)	(20.94)
2017	63.17	63.17	968	61,148	1.22	0.90	0.90	(4.04)	(4.04)

Precious Metals
2021	29.91	29.91	3,358	100,435	-	0.90	0.90	(9.75)	(9.75)
2020	33.14	33.14	2,503	82,959	0.25	0.90	0.90	22.99	22.99
2019	26.94	26.94	3,828	103,131	0.03	0.90	0.90	44.68	44.68
2018	18.62	18.62	3,300	61,451	-	0.90	0.90	(14.25)	(14.25)
2017	21.72	21.72	1,800	39,090	-	0.90	0.90	4.34	4.34

Real Estate
2021	124.65	124.65	969	120,804	0.02	0.90	0.90	35.85	35.85
2020	91.75	91.75	943	86,553	1.57	0.90	0.90	(7.13)	(7.13)
2019	98.80	98.80	1,081	106,845	1.68	0.90	0.90	25.63	25.63
2018	78.65	78.65	1,158	91,063	2.17	0.90	0.90	(6.54)	(6.54)
2017	84.15	84.15	1,066	89,670	1.06	0.90	0.90	7.08	7.08

High Yield
2021	27.00	27.00	541	14,603	2.54	0.90	0.90	(0.32)	(0.32)
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Money Market
2021	0.96	0.96	363,221	348,913	0.01	0.90	0.90	(0.88)	(0.88)
2020	0.97	0.97	517,167	501,200	0.06	0.90	0.90	(0.86)	(0.86)
2019	0.98	0.98	2,065,289	2,018,853	0.77	0.90	0.90	(0.13)	(0.13)
2018	0.98	0.98	2,075,239	2,031,217	0.64	0.90	0.90	(0.48)	(0.48)
2017	0.98	0.98	460,882	453,274	0.02	0.90	0.90	(0.87)	(0.87)

Pimco:
Commodity
2021	10.21	10.22	271,685	2,774,064	4.25	0.45	0.60	32.55	32.74
2020	7.70	7.70	244,780	1,885,678	6.41	0.45	0.60	0.75	0.90
2019	7.63	7.65	287,569	2,197,154	4.57	0.45	0.60	10.77	10.93
2018	6.88	6.90	323,268	2,230,062	2.09	0.45	0.60	(14.65)	(14.52)
2017	8.05	8.09	322,036	2,603,491	12.66	0.45	0.60	1.54	1.70

Total Return
2021	13.35	16.77	967,973	14,073,768	1.83	0.45	0.60	(1.85)	(1.71)
2020	13.58	17.08	881,599	13,081,819	2.11	0.45	0.60	7.99	8.16
2019	12.56	15.82	740,864	10,184,848	3.00	0.45	0.60	7.71	7.87
2018	11.64	14.69	668,085	8,650,668	2.55	0.45	0.60	(1.13)	(0.98)
2017	11.75	14.85	601,127	8,192,522	2.01	0.45	0.60	4.29	4.45

Low Duration
2021	11.17	11.17	1,054	11,765	0.48	0.60	0.60	(1.51)	(1.51)
2020	11.34	11.34	9,960	112,912	1.07	0.60	0.60	2.37	2.37
2019	11.07	11.07	5,924	65,597	2.77	0.60	0.60	3.40	3.40
2018	10.71	10.71	6,155	65,912	1.98	0.60	0.60	(0.26)	(0.26)
2017	10.74	10.74	1,653	17,751	1.34	0.60	0.60	0.75	0.75

American Century:
Mid Cap
2021	34.67	46.44	82,889	3,357,684	1.18	0.45	0.60	22.47	22.65
2020	28.27	37.92	72,313	2,495,186	1.84	0.45	0.60	0.61	0.76
2019	28.05	37.69	71,448	2,445,517	2.12	0.45	0.60	28.38	28.57
2018	21.82	29.36	63,393	1,711,159	1.38	0.45	0.60	(13.36)	(13.23)
2017	25.15	33.88	74,932	2,405,441	1.53	0.45	0.60	11.03	11.20

International
2021	18.00	19.06	68,821	1,303,957	0.16	0.45	0.60	8.10	8.26
2020	16.63	17.63	71,412	1,256,102	0.50	0.45	0.60	25.13	25.31
2019	13.27	14.09	98,317	1,380,449	0.91	0.45	0.60	27.65	27.85
2018	10.38	11.04	121,669	1,336,825	1.33	0.45	0.60	(15.73)	(15.60)
2017	12.30	13.10	155,456	2,023,749	0.89	0.45	0.60	30.43	30.62

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century, continued:
Inflation
2021	11.91	12.17	132,742	1,605,543	3.81	0.45	0.60	5.98	6.14
2020	11.23	11.47	45,950	524,798	2.09	0.45	0.60	9.31	11.34
2019	10.28	10.49	14,520	152,306	1.03	0.45	0.60	(0.36)	(0.32)
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

American Funds:
IS Growth-Inc
2021	71.22	80.31	6,951	551,584	1.50	0.45	0.60	23.76	23.86
2020	57.55	64.84	4,363	282,802	2.18	0.45	0.60	3.88	38.18
2019	51.34	51.34	131	6,748	1.57	0.60	0.60	7.89	7.89
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

IS Growth
2021	150.06	168.98	7,159	1,147,447	0.51	0.45	0.60	21.57	21.75
2020	123.44	138.80	3,670	472,955	0.61	0.45	0.60	46.11	51.78
2019	81.22	91.45	408	37,327	2.02	0.45	0.60	(1.16)	3.79
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Blue Chip
2021	19.00	20.79	28,828	586,366	1.71	0.45	0.60	27.35	27.54
2020	14.92	16.30	36,183	578,819	2.84	0.45	0.60	8.39	8.55
2019	13.76	15.02	15,467	222,050	3.96	0.45	0.60	6.77	13.43
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

IS International
2021	23.58	24.27	9,921	240,247	2.62	0.45	0.60	(1.82)	(1.68)
2020	24.02	24.68	7,856	193,420	1.24	0.45	0.60	13.59	13.76
2019	21.15	21.69	3,441	73,892	5.87	0.45	0.60	3.76	4.53
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

IS New World
2021	32.98	33.41	30,028	1,002,473	1.29	0.45	0.60	4.54	4.69
2020	31.55	31.92	10,352	330,372	0.22	0.45	0.60	20.41	33.32
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton:
Global Inc.
2021	15.08	24.67	237,829	5,445,563	-	0.45	0.60	(5.56)	(5.42)
2020	15.95	26.12	230,992	5,571,217	8.42	0.45	0.60	(5.85)	(5.71)
2019	16.91	27.75	262,035	6,570,245	7.04	0.45	0.60	1.40	1.56
2018	16.65	27.36	259,298	6,540,281	-	0.45	0.60	1.33	1.48
2017	16.41	27.00	280,602	7,009,199	-	0.45	0.60	1.32	1.47

MFS:
Utilities IC
2021	48.58	70.16	34,638	2,234,792	1.75	0.45	0.60	13.41	13.58
2020	42.77	61.86	35,226	1,994,044	2.61	0.45	0.60	5.27	5.43
2019	40.57	58.77	50,860	2,628,366	4.06	0.45	0.60	24.32	24.51
2018	32.58	47.27	45,297	1,953,248	1.09	0.45	0.60	0.45	0.60
2017	32.39	47.06	43,035	1,947,527	4.44	0.45	0.60	14.15	14.32

Mid Cap
2021	17.49	17.56	47,242	828,417	-	0.45	0.60	13.43	13.60
2020	15.42	15.46	32,775	506,089	-	0.45	0.60	35.66	35.87
2019	11.37	11.38	17,959	204,179	-	0.45	0.60	4.04	10.81
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Research
2021	23.77	24.20	168,555	4,067,740	0.82	0.45	0.60	10.90	11.07
2020	21.40	21.82	178,236	3,881,960	2.10	0.45	0.60	12.27	12.44
2019	19.03	19.43	209,701	4,065,941	1.46	0.45	0.60	27.28	27.47
2018	14.93	15.27	226,986	3,458,716	1.51	0.45	0.60	(14.64)	(14.51)
2017	17.47	17.89	216,807	3,872,008	1.83	0.45	0.60	27.53	27.72

Summit:
S&P 500
2021	285.08	318.38	17,703	5,362,000	1.36	0.45	0.60	27.65	27.84
2020	223.00	249.42	15,720	3,770,304	1.70	0.45	0.60	17.39	17.57
2019	189.67	212.46	15,952	3,296,915	1.86	0.45	0.60	30.37	30.56
2018	145.27	162.97	14,484	2,313,808	2.01	0.45	0.60	(5.30)	(5.16)
2017	153.18	172.10	13,835	2,361,955	1.43	0.45	0.60	20.74	20.92

EAFE Intl.
2021	117.60	126.02	8,944	1,072,528	1.70	0.45	0.60	10.21	10.38
2020	106.55	114.34	7,976	878,254	3.51	0.45	0.60	7.13	7.29
2019	99.31	106.73	9,669	989,859	2.76	0.45	0.60	20.54	20.72
2018	82.26	88.55	9,401	800,897	3.06	0.45	0.60	(14.10)	(13.97)
2017	95.62	103.08	8,254	825,992	2.16	0.45	0.60	24.02	24.20

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P MidCap
2021	228.02	228.02	3,267	744,847	0.90	0.60	0.60	23.67	23.67
2020	184.37	184.37	2,545	469,259	1.19	0.60	0.60	12.65	12.65
2019	163.68	163.68	2,707	443,041	1.15	0.60	0.60	25.08	25.08
2018	130.86	130.86	3,484	455,907	1.12	0.60	0.60	(11.86)	(11.86)
2017	148.47	148.47	3,746	556,212	0.68	0.60	0.60	15.20	15.20

Growth
2021	24.93	25.09	299,949	7,482,443	0.98	0.45	0.60	15.18	15.35
2020	21.65	21.75	326,037	7,060,414	1.61	0.45	0.60	1.54	1.70
2019	21.32	21.39	354,072	7,549,922	1.35	0.45	0.60	18.51	18.69
2018	17.99	18.02	394,566	7,098,634	1.09	0.45	0.60	(8.05)	(7.92)
2017	19.56	19.57	421,297	8,242,407	1.16	0.45	0.60	16.23	16.40

Mod. Growth
2021	24.56	24.70	256,950	6,346,373	1.00	0.45	0.60	12.97	13.13
2020	21.71	21.87	262,984	5,749,533	1.61	0.45	0.60	3.13	3.29
2019	21.01	21.21	305,160	6,467,822	1.47	0.45	0.60	17.86	18.03
2018	17.80	17.99	311,358	5,600,032	1.23	0.45	0.60	(7.25)	(7.11)
2017	19.17	19.40	323,433	6,271,051	1.17	0.45	0.60	13.87	14.04

Moderate
2021	23.52	23.55	517,918	12,198,020	1.04	0.45	0.60	9.41	9.57
2020	21.46	21.53	562,075	12,098,651	1.68	0.45	0.60	4.73	4.88
2019	20.46	20.56	608,555	12,506,850	1.55	0.45	0.60	16.32	16.49
2018	17.57	17.67	657,603	11,617,902	1.36	0.45	0.60	(6.30)	(6.16)
2017	18.72	18.86	679,182	12,804,396	1.31	0.45	0.60	11.49	11.66

Russell Small Cap
2021	142.13	143.26	47,626	6,829,468	0.75	0.45	0.60	13.84	14.01
2020	124.85	125.65	43,347	5,458,806	1.08	0.45	0.60	18.93	19.11
2019	104.98	105.49	44,767	4,736,122	1.27	0.45	0.60	24.33	24.51
2018	84.44	84.72	18,275	1,556,782	1.16	0.45	0.60	(11.76)	(11.63)
2017	95.69	95.87	13,282	1,287,508	0.85	0.45	0.60	13.69	13.86

T. Rowe:
Blue Chip
2021	61.08	64.19	272,068	16,954,947	-	0.45	0.60	16.92	17.09
2020	52.24	54.82	308,667	16,393,910	-	0.45	0.60	33.48	33.68
2019	39.14	41.01	360,229	14,293,683	-	0.45	0.60	29.11	29.31
2018	30.31	31.71	408,765	12,543,598	-	0.45	0.60	1.30	1.46
2017	29.92	31.26	427,240	12,878,262	-	0.45	0.60	35.36	35.56

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Morgan Stanley:
Emerging Markets
2021	20.20	27.26	537,834	12,958,010	0.83	0.45	0.60	2.37	2.53
2020	19.70	26.63	545,151	12,951,553	1.40	0.45	0.60	13.75	13.93
2019	17.30	23.41	569,631	11,899,629	1.07	0.45	0.60	18.87	19.05
2018	14.53	19.69	561,353	9,983,235	0.48	0.45	0.60	(17.96)	(17.84)
2017	17.68	24.00	509,466	11,426,052	0.72	0.45	0.60	34.26	34.46

DFA:
Bond
2021	11.69	12.68	2,177,063	25,717,492	0.77	0.45	0.60	(1.63)	(1.48)
2020	11.87	12.89	1,820,085	21,912,672	0.03	0.45	0.60	0.85	1.00
2019	11.75	12.79	1,891,468	22,560,225	3.04	0.45	0.60	3.56	3.72
2018	11.33	12.35	1,329,386	15,405,389	5.36	0.45	0.60	1.14	1.29
2017	11.18	12.21	919,948	10,670,170	2.55	0.45	0.60	1.50	1.66

Small
2021	19.57	23.41	657,439	13,231,616	2.73	0.45	0.60	13.88	14.05
2020	17.16	20.56	611,626	10,850,169	2.08	0.45	0.60	8.76	8.92
2019	15.75	18.90	660,889	10,776,774	3.09	0.45	0.60	23.16	23.34
2018	12.77	15.35	509,078	6,806,753	1.99	0.45	0.60	(20.25)	(20.13)
2017	15.99	19.24	343,563	5,970,226	3.45	0.45	0.60	29.17	29.37

Value
2021	16.23	17.97	1,472,304	24,880,989	4.06	0.45	0.60	17.41	17.59
2020	13.81	15.31	1,620,713	23,392,527	2.45	0.45	0.60	(2.35)	(2.21)
2019	14.12	15.68	1,578,796	23,354,479	3.90	0.45	0.60	15.17	15.34
2018	12.24	13.61	1,305,295	16,913,228	3.05	0.45	0.60	(17.58)	(17.46)
2017	14.83	16.52	989,880	15,819,746	3.27	0.45	0.60	25.06	25.25

Fixed
2021	10.37	10.57	1,495,768	15,720,054	0.01	0.45	0.60	(0.79)	(0.64)
2020	10.45	10.64	1,298,378	13,709,366	0.54	0.45	0.60	0.00	0.15
2019	10.45	10.62	1,412,191	14,895,415	2.33	0.45	0.60	1.90	2.06
2018	10.26	10.41	1,339,164	13,837,103	1.84	0.45	0.60	1.17	1.32
2017	10.14	10.27	996,447	10,149,544	1.22	0.45	0.60	0.23	0.38

Large
2021	42.29	48.43	581,076	25,265,655	1.81	0.45	0.60	26.28	26.47
2020	33.44	38.35	565,194	19,538,181	2.04	0.45	0.60	(1.97)	(1.82)
2019	34.06	39.12	636,511	22,386,703	2.34	0.45	0.60	25.03	25.22
2018	27.20	31.29	591,590	16,730,440	2.60	0.45	0.60	(12.64)	(12.51)
2017	31.09	35.82	424,389	14,032,119	2.35	0.45	0.60	18.37	18.55

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Targeted
2021	35.24	37.28	526,485	18,700,315	1.50	0.45	0.60	38.85	39.06
2020	25.34	26.85	532,048	13,605,547	2.06	0.45	0.60	3.36	3.52
2019	24.48	25.98	493,543	12,207,263	1.70	0.45	0.60	21.83	22.01
2018	20.07	21.32	368,433	7,474,926	1.09	0.45	0.60	(16.37)	(16.25)
2017	23.96	25.50	282,806	6,912,141	1.60	0.45	0.60	9.11	9.28

Global
2021	18.16	18.29	750,980	13,732,292	1.47	0.45	0.60	13.52	13.69
2020	16.00	16.08	696,142	11,196,335	1.35	0.45	0.60	10.62	10.79
2019	14.46	14.52	512,633	7,441,364	3.07	0.45	0.60	17.42	17.60
2018	12.32	12.35	253,371	3,127,357	2.42	0.45	0.60	(7.46)	(7.32)
2017	13.31	13.32	130,369	1,736,395	3.83	0.45	0.60	13.88	14.05

Equity
2021	16.49	16.54	153,705	2,540,306	2.52	0.45	0.60	23.63	23.82
2020	13.34	13.36	80,271	1,071,893	2.42	0.45	0.60	11.49	11.65
2019	11.96	11.96	36,488	436,511	2.51	0.45	0.60	9.55	10.34
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-93

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2021	2020
Calvert:
Balanced
Units issued	91,975	76,504
Units redeemed	(103,256)	(53,173)
Net increase(decrease)	(11,281)	23,331

Mid Cap
Units issued	1	-
Units redeemed	(144)	(2,531)
Net increase(decrease)	(143)	(2,531)

Scudder:
Small Cap
Units issued	2,093	327
Units redeemed	(288)	(1,270)
Net increase(decrease)	1,805	(943)

Small Mid Value
Units issued	112,656	53,292
Units redeemed	(103,943)	(46,869)
Net increase(decrease)	8,713	6,423

Thematic
Units issued	86,855	54,372
Units redeemed	(51,831)	(55,324)
Net increase(decrease)	35,024	(952)

Growth
Units issued	2,557	4,440
Units redeemed	(2,571)	(2,596)
Net increase(decrease)	(14)	1,844

Fidelity:
Overseas IC
Units issued	49,948	76,146
Units redeemed	(61,568)	(86,683)
Net increase(decrease)	(11,620)	(10,537)

Inv. Grade Bond IC
Units issued	2,914,705	2,809,617
Units redeemed	(2,810,765)	(2,839,522)
Net increase(decrease)	103,940	(29,905)

FS-94

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Equity Income IC
Units issued	11,352	10,296
Units redeemed	(12,444)	(15,540)
Net increase(decrease)	(1,092)	(5,244)

Growth IC
Units issued	22,264	18,582
Units redeemed	(24,262)	(23,230)
Net increase(decrease)	(1,998)	(4,648)

High Income IC
Units issued	185,327	163,955
Units redeemed	(177,132)	(172,474)
Net increase(decrease)	8,195	(8,519)

High Income SC
Units issued	-	-
Units redeemed	(103)	(779)
Net increase(decrease)	(103)	(779)

Contrafund IC
Units issued	43,604	93,144
Units redeemed	(58,265)	(105,238)
Net increase(decrease)	(14,661)	(12,094)

Contrafund SC
Units issued	220	758
Units redeemed	(1,854)	(365)
Net increase(decrease)	(1,634)	393

Mid Cap IC
Units issued	23,395	42,362
Units redeemed	(23,350)	(46,653)
Net increase(decrease)	45	(4,291)

Mid Cap SC
Units issued	-	-
Units redeemed	(408)	(276)
Net increase(decrease)	(408)	(276)

FS-95

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Strategic
Units issued	1,529,661	1,779,564
Units redeemed	(1,444,066)	(1,850,094)
Net increase(decrease)	85,595	(70,530)

Money Market
Units issued	40,430,826	379,604,078
Units redeemed	(41,538,656)	(376,428,969)
Net increase(decrease)	(1,107,830)	3,175,109

AIM:
Dividend
Units issued	315	609
Units redeemed	(443)	(1,517)
Net increase(decrease)	(128)	(908)

Health
Units issued	-	367
Units redeemed	(29)	(413)
Net increase(decrease)	(29)	(46)

Technology
Units issued	-	1,072
Units redeemed	(809)	(3,007)
Net increase(decrease)	(809)	(1,935)

Intl. Growth
Units issued	21,776	26,626
Units redeemed	(23,772)	(30,984)
Net increase(decrease)	(1,996)	(4,358)

Franchise
Units issued	4,075	534
Units redeemed	(2,169)	(278)
Net increase(decrease)	1,906	256

Janus:
Growth
Units issued	-	-
Units redeemed	(1)	-
Net increase(decrease)	(1)	-

FS-96

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Neuberger Berman:
Mid-Cap
Units issued	-	343
Units redeemed	(168)	(1,199)
Net increase(decrease)	(168)	(856)

Bond
Units issued	-	-
Units redeemed	(191)	(374)
Net increase(decrease)	(191)	(374)

Equity
Units issued	15,696	6,837
Units redeemed	(13,258)	(16,113)
Net increase(decrease)	2,438	(9,276)

Regency
Units issued	23,380	20,224
Units redeemed	(17,391)	(21,698)
Net increase(decrease)	5,989	(1,474)

Rydex:
Nova
Units issued	28,071	31,875
Units redeemed	(29,429)	(27,865)
Net increase(decrease)	(1,358)	4,010

NASDAQ
Units issued	6,249	42,960
Units redeemed	(11,156)	(41,062)
Net increase(decrease)	(4,907)	1,898

Precious Metals
Units issued	231,950	784,844
Units redeemed	(164,784)	(972,996)
Net increase(decrease)	67,166	(188,152)

Inv. S&P 500
Units issued	167,823	542,178
Units redeemed	(255,503)	(574,654)
Net increase(decrease)	(87,680)	(32,476)

FS-97

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Rydex, continued:
Gov. Long Bond
Units issued	7,566	22,478
Units redeemed	(10,892)	(17,866)
Net increase(decrease)	(3,326)	4,612

Inverse NASDAQ
Units issued	138,311	93,745
Units redeemed	(143,936)	(98,648)
Net increase(decrease)	(5,625)	(4,903)

Inv. Long Bond
Units issued	22,723	15,387
Units redeemed	(26,202)	(7,530)
Net increase(decrease)	(3,479)	7,857

Russell
Units issued	743	1,117
Units redeemed	(1,850)	(9,641)
Net increase(decrease)	(1,107)	(8,524)

Sector Rotation
Units issued	56,061	102,183
Units redeemed	(59,388)	(142,789)
Net increase(decrease)	(3,327)	(40,606)

Third Avenue:
Value
Units issued	12,982	12,064
Units redeemed	(14,448)	(14,224)
Net increase(decrease)	(1,466)	(2,160)

Vanguard:
Equity Index
Units issued	2,787,797	2,915,471
Units redeemed	(2,836,596)	(2,878,601)
Net increase(decrease)	(48,799)	36,870

Total Bond
Units issued	12,805,894	15,323,503
Units redeemed	(11,879,328)	(15,862,853)
Net increase(decrease)	926,566	(539,350)

FS-98

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Vanguard, continued:
REIT Index
Units issued	913,958	1,024,358
Units redeemed	(918,737)	(1,100,224)
Net increase(decrease)	(4,779)	(75,866)

Mid-Cap
Units acquired	796,933	899,320
Units disposed	(740,738)	(1,016,708)
Net increase(decrease)	56,195	(117,388)

Stock Market Index
Units acquired	409,182	362,683
Units disposed	(370,628)	(291,185)
Net increase(decrease)	38,554	71,498

Conservative
Units acquired	105,716	144,105
Units disposed	(119,171)	(84,980)
Net increase(decrease)	(13,455)	59,125

Moderate
Units acquired	53,072	51,520
Units disposed	(40,504)	(14,867)
Net increase(decrease)	12,568	36,653

Short-Term
Units acquired	3,102,837	3,676,808
Units disposed	(2,971,690)	(3,156,072)
Net increase(decrease)	131,147	520,736

Equity Income
Units acquired	290,871	322,509
Units disposed	(261,373)	(341,838)
Net increase(decrease)	29,498	(19,329)

Growth
Units acquired	301,780	251,544
Units disposed	(265,779)	(256,512)
Net increase(decrease)	36,001	(4,968)

FS-99

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Vanguard, continued:
High Yield Bond
Units acquired	2,095,318	1,254,114
Units disposed	(1,830,795)	(1,273,596)
Net increase(decrease)	264,523	(19,482)

Balanced
Units acquired	365,719	366,036
Units disposed	(324,833)	(360,184)
Net increase(decrease)	40,886	5,852

International
Units acquired	1,095,785	1,478,106
Units disposed	(1,173,515)	(1,727,608)
Net increase(decrease)	(77,730)	(249,502)

Diversified
Units acquired	604,180	796,299
Units disposed	(652,515)	(820,839)
Net increase(decrease)	(48,335)	(24,540)

Small Company Growth
Units acquired	121,593	189,280
Units disposed	(157,346)	(254,479)
Net increase(decrease)	(35,753)	(65,199)

International Stock
Units acquired	482,975	227,211
Units disposed	(283,332)	(100,628)
Net increase(decrease)	199,643	126,583

Global Bond
Units acquired	146,573	83,716
Units disposed	(98,771)	(46,829)
Net increase(decrease)	47,802	36,887

Allspring:
Discovery
Units acquired	41	7
Units disposed	(1)	(48)
Net increase(decrease)	40	(41)

Opportunity
Units acquired	1	-
Units disposed	(15)	(15)
Net increase(decrease)	(14)	(15)

FS-100

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
ProFunds:
Bull
Units acquired	195	20,662
Units disposed	(1,287)	(17,470)
Net increase(decrease)	(1,092)	3,192

Europe
Units acquired	702	-
Units disposed	(184)	(435)
Net increase(decrease)	518	(435)

Mid-Cap
Units acquired	365	-
Units disposed	(87)	(701)
Net increase(decrease)	278	(701)

NASDAQ-100
Units acquired	690	4,303
Units disposed	(865)	(3,844)
Net increase(decrease)	(175)	459

Small-Cap
Units acquired	129	671
Units disposed	-	(671)
Net increase(decrease)	129	-

Small-Cap Value
Units acquired	183	-
Units disposed	(93)	(10)
Net increase(decrease)	90	(10)

Classic Dow
Units acquired	76	497
Units disposed	(758)	(1,032)
Net increase(decrease)	(682)	(535)

Bear
Units acquired	141	1,193
Units disposed	-	(1,115)
Net increase(decrease)	141	78

Short NASDAQ
Units acquired	10,105	44,699
Units disposed	(7,775)	(44,699)
Net increase(decrease)	2,330	-

FS-101

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
ProFunds, continued:
Short Small-Cap
Units acquired	15,911	11,923
Units disposed	(22,876)	(9,234)
Net increase(decrease)	(6,965)	2,689

Short Dow
Units acquired	-	1
Units disposed	-	(72)
Net increase(decrease)	-	(71)

UltraMid
Units acquired	2,141	-
Units disposed	(1,826)	(141)
Net increase(decrease)	315	(141)

UltraOTC
Units acquired	113	59
Units disposed	(65)	(266)
Net increase(decrease)	48	(207)

UltraSmall
Units acquired	2,588	209
Units disposed	(1,849)	(378)
Net increase(decrease)	739	(169)

UltraBull
Units acquired	237	304
Units disposed	-	(327)
Net increase(decrease)	237	(23)

U.S. Gov. Plus
Units acquired	225	491
Units disposed	(953)	(212)
Net increase(decrease)	(728)	279

Opportunity
Units acquired	40,247	5,778
Units disposed	(24,050)	(6,260)
Net increase(decrease)	16,197	(482)

FS-102

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
ProFunds, continued:
Oil & Gas
Units acquired	3,358	440
Units disposed	(2,675)	(417)
Net increase(decrease)	683	23

Precious Metals
Units acquired	4,453	9,144
Units disposed	(3,598)	(10,469)
Net increase(decrease)	855	(1,325)

Real Estate
Units acquired	1,394	1,697
Units disposed	(1,368)	(1,835)
Net increase(decrease)	26	(138)

High Yield
Units acquired	807	-
Units disposed	(266)	-
Net increase(decrease)	541	-

Money Market
Units acquired	499,350	840,478
Units disposed	(653,296)	(2,388,600)
Net increase(decrease)	(153,946)	(1,548,122)

Pimco:
Commodity
Units acquired	294,085	367,255
Units disposed	(267,180)	(410,044)
Net increase(decrease)	26,905	(42,789)

Total Return
Units acquired	1,661,738	1,557,662
Units disposed	(1,575,364)	(1,416,927)
Net increase(decrease)	86,374	140,735

Low Duration
Units acquired	-	9,634
Units disposed	(8,906)	(5,598)
Net increase(decrease)	(8,906)	4,036

FS-103

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
American Century:
Mid Cap
Units acquired	90,833	79,396
Units disposed	(80,257)	(78,531)
Net increase(decrease)	10,576	865

International
Units acquired	71,851	165,956
Units disposed	(74,442)	(192,861)
Net increase(decrease)	(2,591)	(26,905)

Inflation
Units acquired	152,557	92,495
Units disposed	(65,765)	(61,065)
Net increase(decrease)	86,792	31,430

American Funds:
IS Growth-Inc
Units acquired	3,810	4,847
Units disposed	(1,222)	(615)
Net increase(decrease)	2,588	4,232

IS Growth
Units acquired	13,039	5,736
Units disposed	(9,550)	(2,474)
Net increase(decrease)	3,489	3,262

Blue Chip
Units acquired	32,869	56,128
Units disposed	(40,224)	(35,412)
Net increase(decrease)	(7,355)	20,716

IS International
Units acquired	24,274	15,341
Units disposed	(22,209)	(10,926)
Net increase(decrease)	2,065	4,415

IS New World
Units acquired	52,563	13,007
Units disposed	(32,887)	(2,655)
Net increase(decrease)	19,676	10,352

FS-104

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Franklin Templeton:
Global Inc.
Units acquired	345,298	401,724
Units disposed	(338,461)	(432,767)
Net increase(decrease)	6,837	(31,043)

MFS:
Utilities IC
Units acquired	18,353	35,253
Units disposed	(18,941)	(50,887)
Net increase(decrease)	(588)	(15,634)

Mid Cap
Units acquired	57,920	261,879
Units disposed	(43,453)	(247,063)
Net increase(decrease)	14,467	14,816

Research
Units acquired	581,181	671,520
Units disposed	(590,862)	(702,985)
Net increase(decrease)	(9,681)	(31,465)

Summit:
S&P 500
Units acquired	11,731	10,032
Units disposed	(9,748)	(10,264)
Net increase(decrease)	1,983	(232)

EAFE Intl.
Units acquired	5,098	2,024
Units disposed	(4,130)	(3,717)
Net increase(decrease)	968	(1,693)

S&P MidCap
Units acquired	749	512
Units disposed	(27)	(674)
Net increase(decrease)	722	(162)

Growth
Units acquired	140,619	136,215
Units disposed	(166,707)	(164,250)
Net increase(decrease)	(26,088)	(28,035)

Mod. Growth
Units acquired	48,758	42,272
Units disposed	(54,792)	(84,448)
Net increase(decrease)	(6,034)	(42,176)

FS-105

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Summit, continued:
Moderate
Units acquired	1,685,686	1,770,164
Units disposed	(1,729,843)	(1,816,644)
Net increase(decrease)	(44,157)	(46,480)

Russell Small Cap
Units acquired	56,935	79,869
Units disposed	(52,656)	(81,289)
Net increase(decrease)	4,279	(1,420)

T. Rowe:
Blue Chip
Units acquired	332,878	529,557
Units disposed	(369,477)	(581,119)
Net increase(decrease)	(36,599)	(51,562)

Morgan Stanley:
Emerging Markets
Units acquired	851,328	920,153
Units disposed	(858,645)	(944,633)
Net increase(decrease)	(7,317)	(24,480)

DFA:
Bond
Units acquired	4,627,370	4,287,112
Units disposed	(4,270,392)	(4,358,495)
Net increase(decrease)	356,978	(71,383)

Small
Units acquired	835,824	1,060,524
Units disposed	(790,011)	(1,109,787)
Net increase(decrease)	45,813	(49,263)

Value
Units acquired	2,698,267	3,689,308
Units disposed	(2,846,676)	(3,647,391)
Net increase(decrease)	(148,409)	41,917

Fixed
Units acquired	2,449,390	2,050,873
Units disposed	(2,252,000)	(2,164,686)
Net increase(decrease)	197,390	(113,813)

FS-106

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
DFA, continued:
Large
Units acquired	874,786	1,016,237
Units disposed	(858,904)	(1,087,554)
Net increase(decrease)	15,882	(71,317)

Targeted
Units acquired	700,652	770,029
Units disposed	(706,215)	(731,524)
Net increase(decrease)	(5,563)	38,505

Global
Units acquired	423,789	564,103
Units disposed	(368,951)	(380,594)
Net increase(decrease)	54,838	183,509

Equity
Units acquired	310,644	150,903
Units disposed	(237,210)	(107,120)
Net increase(decrease)	73,434	43,783

FS-107

AMERITAS LIFE INSURANCE CORP.

    ________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2021 AND 2020 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2021
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2021
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of summary of operations and changes in capital and surplus and statements of cash flows for the years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting
In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.
Other Information Included in the Annual Report
Management is responsible for the other information included in the annual report. The other information comprises the information included in the annual report but does not include the statutory-basis financial statements and our auditor’s report thereon. Our opinion on the statutory-basis financial statements does not cover the other information, and we do not express an opinion or any form of assurance thereon.

In connection with our audit of the statutory-basis financial statements, our responsibility is to read the other information and consider whether a material inconsistency exists between the other information and the statutory-basis financial statements, or the other information otherwise appears to be materially misstated. If, based on the work performed, we conclude that an uncorrected material misstatement of the other information exists, we are required to describe it in our report.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 25, 2022

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2021	2020
Bonds	$10,330,856	$9,638,654
Preferred stocks	10,273	12,177
Common stocks	586,822	477,335
Mortgage loans	2,226,042	2,094,450
Real estate:
Properties occupied by the company	35,221	43,873
Properties held for the production of income	5,022	4,662
Properties held for sale	155	—
Cash, cash equivalents, and short-term investments	186,574	370,839
Loans on insurance contracts	545,818	539,975
Other investments	1,058,235	959,112
Total Cash and Invested Assets	14,985,018	14,141,077

Investment income due and accrued	118,569	113,867
Deferred and uncollected premiums	117,931	117,946
Federal income tax recoverable	6,068	22,861
Net deferred income tax asset	88,344	82,612
Funds held under coinsurance - affiliate	38,775	40,235
Other admitted assets	142,103	137,556
Separate account assets	11,996,727	11,041,001
Total Admitted Assets	$27,493,535	$25,697,155

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$11,386,234	$10,849,229
Deposit-type funds	990,510	1,000,269
Reserves for unpaid claims	154,319	123,340
Dividends payable to policyholders	26,153	29,600
Interest maintenance reserve	70,775	70,008
Accrued commissions, expenses and insurance taxes	147,234	130,838
Accrued separate account transfers	(13,461)	(33,775)
Asset valuation reserve	295,155	251,837
Other liabilities	462,624	484,122
Separate account liabilities	11,996,727	11,041,001
Total Liabilities	25,516,270	23,946,469

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,958	49,949
Unassigned surplus	1,493,358	1,266,788
Total Capital and Surplus	1,977,265	1,750,686
Total Liabilities, Capital and Surplus	$27,493,535	$25,697,155

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
Premiums and Other Revenue
Premium income, net	$3,653,978	$3,145,365	$3,115,518
Net investment income	614,996	574,628	541,505
Commissions and expense allowances on reinsurance ceded	28,594	23,890	28,978
Modco reinsurance adjustment – affiliate	1,003	1,353	15,728
Income from fees associated with separate accounts	77,749	69,103	69,039
Separate account reserve transfers assumed	—	—	3,941
Miscellaneous income	38,397	36,340	33,985
Total Premiums and Other Revenue	4,414,717	3,850,679	3,808,694

Expenses
Benefits to policyholders	3,399,801	2,993,986	2,761,958
Modco reinsurance adjustment	—	—	3,292
Change in reserves for life, accident and health policies	533,841	647,921	508,702
Commissions	278,055	235,130	214,351
General insurance expenses	490,947	414,235	399,545
Taxes, licenses and fees	52,415	61,560	43,829
Net transfers from separate accounts	(471,335)	(599,242)	(257,635)
Total Expenses	4,283,724	3,753,590	3,674,042

Gain from Operations before Dividends, Federal Income Tax
Expense and Net Realized Capital Gains	130,993	97,089	134,652
Dividends to policyholders	24,449	29,448	32,868
Gain from Operations before Federal Income Tax
Expense and Net Realized Capital Gains	106,544	67,641	101,784
Federal income tax expense	17,359	19,600	31,941
Gain from Operations before Net Realized Capital Gains	89,185	48,041	69,843
Net realized capital gains, net of taxes	7,046	16,377	21,404
Net Income	96,231	64,418	91,247

Surplus notes
Surplus notes amortization	9	8	9
Unassigned surplus
Change in unrealized gains, net of tax	147,922	6,833	73,561
Change in net deferred income taxes	17,156	17,672	20,499
Change in non-admitted assets	10,189	4,263	22,426
Change in asset valuation reserve	(43,318)	(37,815)	(59,402)
Change in liability for reinsurance in unauthorized companies	(12)	—	—
Change in valuation basis (Note 1)	—	5,820	—
Change in unrecognized actuarial losses on pension, net of tax	1,234	(124)	(1,361)
Deferred reinsurance gain, net of tax (Note 14)	—	—	36,560
Amortization of reinsurance gain, net of tax (Note 14)	(2,832)	(3,643)	(911)
Net Change in Capital and Surplus	226,579	57,432	182,628

Capital and Surplus at the Beginning of the Year	1,750,686	1,693,254	1,510,626
Capital and Surplus at the End of Year	$1,977,265	$1,750,686	$1,693,254
The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
OPERATING ACTIVITIES
Premium collected net of reinsurance	$3,659,508	$3,148,430	$3,125,452
Net investment income received	618,329	580,409	542,945
Miscellaneous income	144,399	131,821	131,482
Benefits paid to policyholders	(3,353,557)	(2,964,134)	(2,741,955)
Net transfers from separate accounts	491,649	595,005	257,382
Commissions, expenses and taxes paid	(814,118)	(720,314)	(668,654)
Dividends paid to policyholders	(27,895)	(32,143)	(35,504)
Federal income taxes paid	(5,845)	(41,390)	(4,247)
Net Cash from Operating Activities	712,470	697,684	606,901

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,189,136	1,754,890	1,634,808
Cost of investments acquired	(3,076,389)	(2,475,802)	(2,133,732)
Net change in loans on insurance contracts	(6,821)	17,266	(3,412)
Net Cash from Investing Activities	(894,074)	(703,646)	(502,336)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(9,759)	24,982	13,482
Other miscellaneous, net	7,098	57,797	6,177
Net Cash from Financing and Miscellaneous Activities	(2,661)	82,779	19,659

Net Change in Cash, Cash Equivalents and Short-Term Investments	(184,265)	76,817	124,224

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	370,839	294,022	169,798

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$186,574	$370,839	$294,022

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$155	$—	$600
Recognized commitments for low income housing investments (Note 3)	—	20,000	—
Exchanges of bonds and stocks	16,918	29,671	84,538
Bonds converted to stocks	—	516	—
Acquisition of stock from alternative partnerships	—	828	251
Transfer between bonds and short-term investments	—	—	997
Affiliated common stock converted to an affiliated LLC (Note 1)	—	30,052	—
Distribution of electronic data processing equipment and software
from an affiliated LLC (Note 5)	—	288	—
Impairment of internally developed software costs (Note 1)	—	—	1,801
Impairment of other admitted asset (Note 1)	—	1,690	—
Initial commissions and expense allowances ceded due to combination
coinsurance/quota share funds withheld reinsurance agreement (Note 14)	—	—	4,211

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021, 2020 and 2019
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary and Ameritas Investment Company, LLC (AIC), a broker dealer. The Company previously owned Calvert Investments, Inc. (Calvert), a provider of investment and administrative services (dissolved March 31, 2020) and Griffin Realty LLC (Griffin), a real estate company (dissolved September 30, 2021). Effective January 1, 2020, AIC converted from a corporation to a single member limited liability company, and the Company formed two single member limited liability companies, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), an investment advisor to house AIC insurance agency licenses and registered investment advisory activity, respectively. Effective April 30, 2020, the Company acquired Select Benefits Group, LLC dba Dental Select (Dental Select), a third-party administrator (TPA) for dental and vision insurance plans. Effective September 30, 2021, Ameritas Life acquired BlueStar Retirement Services, Inc. (BlueStar), a full-service recordkeeper and third-party administrator for retirement plans, and converted it to a single member limited liability company. Effective September 30, 2021, Griffin was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI). Throughout 2020 and 2021, the COVID-19 pandemic has resulted in extreme stress and disruption in the economy, financial markets and business operations. At this stage, the impact on our results of operations, financial condition and cash flows has not been material. The pandemic will continue to disrupt the economy and markets for an indefinite period of time and the Company continues to monitor the risks to investments and insurance liabilities. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the economy, financial markets or our business.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating or classification, and any adjustments to fair value are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications.Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks and preferred stocks are carried at values prescribed by the NAIC. Under GAAP, common stocks and preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP. Under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus.Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transaction under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus under and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

Statement of cash flows are presented as prescribed under NAIC SAP.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $119,436 and $87,265 at December 31, 2021 and 2020, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $480, $498, $518, and $11,388 during the years ended December 31, 2022, 2023, 2024, and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the amount of borrowing over the carrying value of real estate property was $3,920 and $3,662, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2021	2020
AIC	$9,606	$13,120
Griffin [1]	—	1,269
VCA [1]	399	227
AAS [1]	432	47
Dental Select	79,091	87,443
BlueStar Retirement Services, LLC	34,343	—
Total	$123,871	$102,106
1 Griffin, VCA and AAS did not have GAAP audits performed, so the Company non-admits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,265 and $691 were recorded as realized losses during 2021 and 2020, respectively. There were no other-than-temporary impairments recorded during 2019. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2021 and 2020 was $47,726 and $(101,040), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $29,998 and $24,991, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2021 and 2020 was $0 and $244,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is required to post collateral to the brokering bank for interest rate swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $0 and $27,997, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 22, 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 1, 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2021 and 2020. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $4,000 and $2,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2021, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$1,771,358	$1,321,017	$149,826	$167,601
OTC index call option contracts written	Other investments	(929,642)	(708,459)	(86,692)	(106,748)
Exchange traded index call option contracts owned	Other investments	1,219,556	1,120,517	163,887	256,300
Foreign currency swaps - gross asset	Other investments	5,631	—	163	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other investments	17,515	—	460	—
Total asset derivatives		$2,084,418	$1,733,075	$227,644	$317,153

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$1,215,314	$1,116,051	$116,099	$205,572
Foreign currency swaps - gross liability	Other liabilities	4,353	17,515	113	310
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other liabilities	(14,078)	—	(434)	—
Foreign currency swaps - gross liability	Other liabilities	15,025	4,473	548	241
Total liability derivatives		$1,220,614	$1,138,039	$116,326	$206,123

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2021	2020	2019
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$34,925	$6,522	$3,679
Exchange traded index call option contracts - closed	Net investment income	33,671	13,543	5,455
Equity put option contracts - closed	Net investment income	(1,584)	(15)	(338)
Futures contracts - closed	Net investment income	(30,960)	(25,598)	(29,900)
Interest rate swap contracts - closed	Net investment income	(22,723)	38,844	23,920
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Net investment income	298	(2)	—
Total recognized in net investment income		$13,627	$33,294	$2,816
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	Change in unrealized gains (losses)	$(9,980)	$(3,929)	$45,017
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	(4,323)	6,674	24,065
Equity put option contracts - open	Change in unrealized gains (losses)	—	—	137
Futures contracts - open	Change in unrealized gains (losses)	(1,185)	(1,785)	(4,655)
Interest rate swap contracts - open	Change in unrealized gains (losses)	11,668	(1,262)	(12,319)
Foreign currency swaps - open	Change in unrealized gains (losses)	50	(310)	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Change in unrealized gains (losses)	898	(241)	—
Total recognized in change in unrealized gains (losses)		$(2,872)	$(853)	$52,245

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $561 at December 31, 2019. There were no amounts excluded from unassigned surplus at December 31, 2021 and 2020.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.
Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $123,789 and $133,978 at December 31, 2021 and 2020, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $9,877 and $20,720 and operating software at cost of $937 and $1,302 are carried at cost less accumulated depreciation at December 31, 2021 and 2020, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $8,712 and $19,608 was $2,102 and $2,414, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2021 and 2020. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $5,218, $5,521 and $7,610 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Prior to 2020, the per $100 of monthly benefit factors were generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. Beginning in 2020 issued and incurred claims were generated on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $10,336,185 or 10.1% and $9,053,497 or 9.8% of the individual life policies in force as of December 31, 2021 and 2020, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,487, $8,861 and $8,581 for 2021, 2020 and 2019, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2021 and 2020.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 32 - "Preferred Stock" (SSAP No. 32R)
In July 2020, the NAIC issued SSAP No. 32R which incorporates revisions to the definitions, measurement guidance and impairment guidance for preferred stock pursuant to the investment classification project. SSAP No. 32R is effective as of January 1, 2021 and there was no impact to the Company with the adoption of this guidance.

Statement of Statutory Accounting Principles No. 106 - "Affordable Care Act Section 9010 Assessment" (SSAP No. 106)
In July 2020, the NAIC superseded SSAP No. 106 and nullified INT 18-02: Affordable Care Act (ACA) Section 9010 Assessment Moratoriums due to the repeal of the Section 9010 assessment by H.R. 1685 (Public Law No. 116-94). This action is effective as of January 1, 2021.

Change in Valuation Basis
The Company reported a change in valuation basis in 2020, which impacted variable annuity reserves for contracts written from 1981 to 2019 under the revisions to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities (VM-21). The Company elected not to phase-in the change in reserve valuation basis and recognized the full amount in unassigned funds of $5,820 for the year ended December 31, 2020.

Accounting Changes
Interpretation No. 20-03, Troubled Debt Restructuring Due to COVID-19, which clarifies that a modification of mortgage loan or bank loan terms in response to COVID-19 shall follow the provisions detailed in the April 7, 2020 “Interagency Statement on Loan Modifications and reporting for Financial Institutions Working with Customers Affected by the Coronavirus”, the Coronavirus Aid Relief, and Economic Security Act ("CARES Act"), and the Consolidated Appropriations Act, 2021 in determining whether a modification shall be reported as a troubled debt restructuring within SSAP No. 36, Troubled Debt Restructuring (SSAP 36). This guidance is only applicable for the period beginning on March 1, 2020 and ending on the earlier of January 1, 2022, or the date that is 60 days after the date on which the national emergency concerning COVID-19 terminates. The Company has elected the option under this guidance not to account for or report qualifying concessions as troubled debt restructurings and does not classify such mortgage loans as either past due or nonaccrual during the payment deferral period. For some residential mortgage loan borrowers, the Company granted concessions which were primarily three to six month interest and principal payment deferrals. Deferred residential mortgage loan interest and principal payments were $9 and $226 at December 31, 2021 and 2020, respectively. For some commercial mortgage loan borrowers (principally in the retail and hotel sectors), the Company granted concessions which were primarily principal payment deferrals generally ranging from three to six months and, to a much lesser extent, up to 24 months. Deferred commercial mortgage loan interest and principal payments were $0 and $3,018 at December 31, 2021 and 2020, respectively.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Purchase Method
Effective September 30, 2021, the Company acquired 100% of BlueStar Retirement Services, Inc., a Florida third party administrator of retirement plans. In a concurrent transaction, BlueStar Retirement Services, Inc. was converted to a limited liability company.
Effective April 30, 2020, the Company acquired 100% of Select Benefits Group, Inc. dba Dental Select, a Utah third party administrator of dental and vision insurance products. In a concurrent transaction, Select Benefits Group, Inc. was converted to a limited liability company.

The transactions were accounted for as a statutory purchases and reflect the following:

2021
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
BlueStar Retirement Services, LLC	September 30, 2021	$34,858	$31,756	$31,756	$30,963	$794	$34,343	90.2%
Select Benefits Group, LLC dba Dental Select	April 30, 2020	$92,609	$88,292	$88,292	$73,577	$8,829	$79,091	93.0%
Total	XXX	$127,467	$120,048	$120,048	$104,540	$9,623	$113,434	XXX%

Statutory Merger
Effective September 30, 2021, Griffin Realty, LLC, a wholly owned subsidiary, was dissolved per the statutory merger method. The Company recorded a realized loss of $17,759 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Effective March 31, 2020, Calvert Investments, Inc., a wholly owned subsidiary, was dissolved per the statutory merger method with its net assets of $13,023 distributed to the Company. The Company recorded a realized gain of $2,994 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a result of this transaction. No additional shares of the Company were issued.

Subcomponents and Calculation of Adjusted Surplus and Total Admitted Goodwill

December 31, 2021
	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
Capital & Surplus	$1,885,626	XXX
Less:
Admitted Positive Goodwill	107,580	XXX
Admitted EDP Equipment & Operating System Software	1,715	XXX
Admitted Net Deferred Taxes	90,846	XXX
Adjusted Capital and Surplus	1,685,486
Limitation on amount of goodwill (adjusted capital and surplus times 10%
goodwill limitation)	168,549
Current period reported Admitted Goodwill	XXX	104,540
Current Period Admitted Goodwill as a % of prior period Adjusted
Capital and Surplus	XXX	6%

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$135,288	$5,723	$(1,566)	$139,445
All other governments	2,113	249	—	2,362
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	248,678	14,421	(1,412)	261,687
Hybrid securities	10,044	2,980	(722)	12,302
Industrial and miscellaneous (unaffiliated)	9,935,115	787,565	(45,671)	10,677,009
Total bonds	$10,331,238	$810,938	$(49,371)	$11,092,805

December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$115,594	$10,701	$—	$126,295
All other governments	2,168	354	—	2,522
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	265,949	23,558	(2)	289,505
Hybrid securities	10,008	2,257	(1,117)	11,148
Industrial and miscellaneous (unaffiliated)	9,244,705	1,081,266	(31,958)	10,294,013
Total bonds	$9,638,424	$1,118,136	$(33,077)	$10,723,483

At December 31, 2021 and 2020, the amortized cost of bonds was reduced by $382 and increased by $230, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $10,330,856 and $9,638,654, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2021 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$251,305	$254,755
Due after one year through five years	1,818,457	1,928,422
Due after five years through ten years	2,369,850	2,500,585
Due after ten years	5,747,195	6,251,971
Bonds with multiple repayment dates	144,431	157,072
Total bonds	$10,331,238	$11,092,805

Proceeds from the sales of bonds were $297,045, $466,268, and $443,120 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2021	2020	2019
Bonds:
Gross realized capital gains on sales	$10,740	$21,299	$5,693
Gross realized capital losses on sales	(1,350)	(7,164)	(5,945)
Net realized capital gains (losses) on sales	9,390	14,135	(252)
Other, including impairments and net gain on dispositions other than sales	198	(4,018)	(2,116)
Total bonds	9,588	10,117	(2,368)
Preferred stocks	2,050	(6)	156
Common stocks	361	15,400	21,698
Mortgage loans	424	93	246
Real estate	4,501	(1)	592
Other investments	9,696	12,463	15,898
Realized capital gains before federal income taxes and transfer to IMR	26,620	38,066	36,222
Realized capital gains transferred to IMR	12,980	18,132	3,819
Federal income tax expense	6,594	3,557	10,999
Net realized capital gains	$7,046	$16,377	$21,404

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $933,142 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $14,841 and $16,662 in stock was owned at December 31, 2021 and 2020, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2021 and 2020.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2021	2020
Membership stock - class A	$305	$325
Membership stock - class B	14,200	14,961
Excess stock	336	1,376
Aggregate total	$14,841	$16,662
Actual or estimated borrowing capacity as determined by the insurer	$933,142	$807,377

As of December 31, 2021 and 2020, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2021 and 2020, the Company had issued $500,000 of funding agreements with the FHLB. There is $1,270,608 and $1,087,735 of bonds and mortgage loans pledged as collateral at December 31, 2021 and 2020, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,117 and $500,158 on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020, respectively.

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,331,349	$1,185,086
Carrying value	$1,270,608	$1,087,735
Aggregate total borrowing - funding agreements	$500,000	$500,000

The maximum amount of collateral pledged to the FHLB during December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,413,492	$1,185,086
Carrying value	$1,334,970	$1,087,735
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$500,000

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2021
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$14,841	$16,662	$(1,821)	$—	$14,841	0.054%	0.054%
Bonds on deposit with states	134,407	133,105	1,302	—	134,407	0.487%	0.489%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,270,608	1,087,735	182,873	—	1,270,608	4.601%	4.621%
Pledged as collateral not
captured in other categories:
Derivatives	33,998	54,988	(20,990)	—	33,998	0.123%	0.124%
Other restricted assets:
Policy Loans reinsurance
assumed	117,034	125,736	(8,702)	—	117,034	0.424%	0.426%
Bonds and short-term
investments from
reinsurance assumed	1,104,770	1,116,592	(11,822)	—	1,104,770	4.000%	4.018%
Total restricted assets	$2,675,658	$2,534,818	$140,840	$—	$2,675,658	9.689%	9.732%

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$16,662	$—	$—	$16,662	0.065%	0.065%
Bonds on deposit with states	133,105	132,873	232	—	133,105	0.515%	0.518%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,087,735	992,902	94,833	—	1,087,735	4.211%	4.233%
Pledged as collateral not
captured in other categories:
Derivatives	54,988	45,751	9,237	—	54,988	0.213%	0.214%
Other restricted assets:
Policy Loans reinsurance
assumed	125,736	137,280	(11,544)	—	125,736	0.487%	0.489%
Bonds and short-term
investments from
reinsurance assumed	1,116,592	1,136,548	(19,956)	—	1,116,592	4.323%	4.345%
Total restricted assets	$2,534,818	$2,462,016	$72,802	$—	$2,534,818	9.814%	9.864%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$48,288	$(1,565)	$188	$(1)	$48,476	$(1,566)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	48,493	(1,411)	69	(1)	48,562	(1,412)
Hybrid securities	—	—	6,386	(722)	6,386	(722)
Industrial and miscellaneous (unaffiliated)	4,252,007	(21,617)	719,636	(24,054)	4,971,643	(45,671)
Total bonds	4,348,788	(24,593)	726,279	(24,778)	5,075,067	(49,371)
Preferred stocks	3,119	(18)	6,674	(2)	9,793	(20)
Common stocks	119,328	(278)	10,658	(122)	129,986	(400)
Total	$4,471,235	$(24,889)	$743,611	$(24,902)	$5,214,846	$(49,791)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$—	$—	$—	$—	$—	$—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	28,295	(1)	16	(1)	28,311	(2)
Hybrid securities	—	—	5,990	(1,117)	5,990	(1,117)
Industrial and miscellaneous (unaffiliated)	4,189,584	(18,243)	449,305	(13,715)	4,638,889	(31,958)
Total bonds	4,217,879	(18,244)	455,311	(14,833)	4,673,190	(33,077)
Preferred stocks	—	—	5,771	(535)	5,771	(535)
Common stocks	121,643	(1,074)	10,097	(349)	131,740	(1,423)
Total	$4,339,522	$(19,318)	$471,179	$(15,717)	$4,810,701	$(35,035)

The unrealized losses related to bonds in 2021 and 2020 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2021 and 2020.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2021, 2020 and 2019.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2021 and 2020, bonds at book/adjusted carrying value totaling $486,807 and $516,962, respectively, (4.6% and 5.3%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2021, 2020 and 2019, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,556, $6,584 and $3,798, respectively.

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2021 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2021
Present value of cash flows	$—	$—	$—	$—
June 30, 2021
Present value of cash flows	$—	$—	$—	$—
September 30, 2021
Present value of cash flows	$429	$—	$276	$219
December 31, 2021
Present value of cash flows	$12,861	$—	$1,280	$11,497

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

	December 31, 2021
CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
2254W0KM6	$429	$153	$276	$153	$219
59111RAA0	$5,661	$5,055	$606	$5,055	$5,039
75383HAA9	$7,200	$6,526	$675	$6,526	$6,458
Total	XXX	XXX	$1,557	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2021
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$603,865	$596,545	$(7,320)	$142,691	$135,662	$(7,029)

December 31, 2020
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$372,165	$357,523	$(14,642)	$285,971	$274,935	$(11,036)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

NOTE 3 - INVESTMENTS, (continued)

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2021	2020
DSCR distribution
Below 1.0	$102,392	$38,706
1.0 - 1.2	195,258	170,232
1.2 - 1.8	979,953	975,980
Greater than 1.8	880,981	793,858
Total	$2,158,584	$1,978,776

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2021	2020
Loan to value
Below 60%	$18,898	$23,089
60-75%	2,642	382
Above 75%	1,054	2,357
Total	$22,594	$25,828

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2021
	Residential First Mortgages	Second Trusts	Total
Performing	$39,691	$1,959	$41,650
Non-performing	3,214	—	3,214
Total	$42,905	$1,959	$44,864

	December 31, 2020
	Residential First Mortgages	Second Trusts	Total
Performing	$84,743	$2,382	$87,125
Non-performing	2,629	92	2,721
Total	$87,372	$2,474	$89,846

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2021
	Residential	Commercial	Total
Recorded investment (all)
Current	$40,489	$2,181,178	$2,221,667
30-59 days past due	920	—	920
60-89 days past due	241	—	241
90-179 days past due	1,520	—	1,520
180+ days past due	1,694	—	1,694
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,782,659	1,782,659

	December 31, 2020
	Residential	Commercial	Total
Recorded investment (all)
Current	$84,685	$2,004,604	$2,089,289
30-59 days past due	1,960	—	1,960
60-89 days past due	480	—	480
90-179 days past due	564	—	564
180+ days past due	2,157	—	2,157
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	22,092	1,584,297	1,606,389

At December 31, 2021, the average size of an individual commercial mortgage loan was $2,397. The average size of an individual residential mortgage loan was $225, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $18,385 and $17,001 at December 31, 2021 and 2020, respectively. As of December 31, 2021, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 7.55% and 2.85% for commercial mortgage loans and 9.63% and 2.00% for residential mortgage loans.

In 2021 and 2020, the Company issued 109 and 92, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 5.50% and 6.50%, respectively, and 2.85% and 3.20%, respectively, totaling $406,233 and $256,815, respectively. The Company did not acquire any new residential mortgage loans in 2021 and 2020.

At December 31, 2021 and 2020, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2021, 2020 and 2019. Impairments for residential mortgage loans were $12, $2 and $51 during 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

The Company had no investment in impaired loans with credit losses as of December 31, 2021 and 2020. The investment in impaired loans without credit losses are as follows:

	December 31, 2021
	Residential	Total
No allowance for credit losses	$34,854	$34,854

	December 31, 2020
	Residential	Total
No allowance for credit losses	$53,633	$53,633

A summary of information pertaining to impaired loans is as follows:

	December 31, 2021
	Residential	Commercial	Total
Average recorded investment	$43,065	$—	$43,065
Interest income recognized	1,674	—	1,674
Recorded investments on nonaccrual status	3,214	—	3,214
Amount of interest income recognized using the cash basis method
of accounting	1,688	—	1,688

	December 31, 2020
	Residential	Commercial	Total
Average recorded investment	$64,336	$—	$64,336
Interest income recognized	2,645	144	2,789
Recorded investments on nonaccrual status	2,721	—	2,721
Amount of interest income recognized using the cash basis method
of accounting	2,654	—	2,654

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2021	2020
Aggregate amount of mortgage loans derecognized	$153	$—
Real estate collateral recognized	155	—

A summary of information pertaining to real estate sales is as follows:

	December 31, 2021
	Commercial	Total
Number of sales	1	1
Gain recognized	$4,501	$4,501

	December 31, 2020
	Commercial	Total
Number of sales	1	1
Loss recognized	$(1)	$(1)

NOTE 3 - INVESTMENTS, (continued)

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

One residential real estate property with a recorded value of $155 was classified as held for sale for the year ended December 31, 2021. There were no residential real estate properties classified as held for sale for the year ended December 31, 2020. There were no commercial real estate properties classified as held for sale for the years ended December 31, 2021 and 2020, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the year ended December 31, 2021 and 2020.

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2021
	Residential	Commercial	Total
Number of loans	138	—	138
Carry value	$33,089	$—	$33,089
Interest income	$1,645	$—	$1,645

	December 31, 2020
	Residential	Commercial	Total
Number of loans	204	—	204
Carry value	$51,249	$—	$51,249
Interest income	$2,589	$—	$2,589

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were zero short sales on residential mortgage loans in 2021 and one in 2020.

NOTE 3 - INVESTMENTS, (continued)

Low-Income Housing Tax Credit Investments
The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2021 and 2020, the Company recognized $5,855 and $4,533, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $60,023 and $66,272 and in other liabilities was $24,039 and $32,681 for the years ended December 31, 2021 and 2020, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $8,757, $7,521, $6,571, in 2022, 2023 and 2024, respectively, and $1,190 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2021 and 2020. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2021 and 2020.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that qualified for offsetting and netting are as follows:

	December 31, 2021			December 31, 2020
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$149,826	$86,692	$63,134	$167,601	$106,748	$60,853
Derivatives - foreign
currency swaps	1,057	434	623	—	—	—

Liabilities:
Derivatives - call options	$86,692	$86,692	$—	$106,748	$106,748	$—
Derivatives - foreign
currency swaps	661	434	227	551	—	551

At December 31, 2021 and 2020, the net asset amount of $63,757 and $60,853, respectively, was recorded in other investments and the net liability amount of $227 and $551, respectively, was recorded in other liabilities on the Balance Sheets – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2021	2020	2019
Income:
Bonds	$400,928	$388,691	$385,443
Preferred stocks	528	484	369
Common stocks	7,905	5,724	13,060
Mortgage loans	107,955	103,789	103,311
Real estate[1]	15,187	15,209	17,132
Loans on insurance contracts	30,169	28,114	32,546
Short-term investments	73	1,680	4,756
Derivatives	13,627	33,294	2,816
Other investments	84,268	36,121	32,445
Amortization of interest maintenance reserve	9,487	8,861	8,581
Gross investment income	670,127	621,967	600,459
Total investment expenses	55,131	47,339	58,954
Net investment income	$614,996	$574,628	$541,505
1Includes amounts for the occupancy of company-owned property of $8,541, $8,999 and $9,106 in 2021, 2020, and 2019, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2021 and 2020, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 110 and 83, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $21,393 and $9,756, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2021
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$—	$17	$—	$17
Total bonds	—	—	17	—	17
Common stock
Industrial and miscellaneous (unaffiliated)	452,545	—	—	—	452,545
Total common stocks	452,545	—	—	—	452,545
Other investments	27,628	—	—	—	27,628
Derivative assets
Exchange traded index call options	163,887	—	—	—	163,887
Over the counter index call options	—	63,134	—	—	63,134
Foreign currency swaps	—	460	—	—	460
Total other investments	191,515	63,594	—	—	255,109
Separate account assets	—	—	—	11,996,727	11,996,727
Total assets at fair value/net asset value	$644,060	$63,594	$17	$11,996,727	$12,704,398

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$116,099	$—	$—	$—	$116,099
Foreign currency swaps	—	227	—	—	227
Total liabilities at fair value	$116,099	$227	$—	$—	$116,326

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$1,486	$83	$—	$1,569
Total bonds	—	1,486	83	—	1,569
Common stock
Industrial and miscellaneous (unaffiliated)	373,408	—	—	—	373,408
Total common stocks	373,408	—	—	—	373,408
Other investments	24,207	—	—	—	24,207
Derivative assets
Exchange traded index call options	256,300	—	—	—	256,300
Over the counter index call options	—	60,853	—	—	60,853
Foreign currency swaps	—	—	—	—	—
Total other investments	280,507	60,853	—	—	341,360
Separate account assets	—	—	—	11,041,001	11,041,001
Total assets at fair value/net asset value	$653,915	$62,339	$83	$11,041,001	$11,757,338

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$205,572	$—	$—	$—	$205,572
Foreign currency swaps	—	551	—	—	551
Total liabilities at fair value	$205,572	$551	$—	$—	$206,123

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets
The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2021 and 2020. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets
Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

The following tables summarize changes to our financial instruments for the years ended December 31, 2021 and 2020 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2021	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2021
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$83	$12	$—	$(3)	$5	$(80)	$—	$17
Total assets	$83	$12	$—	$(3)	$5	$(80)	$—	$17

	Beginning balance at 1/1/2020	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2020
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$—	$—	$—	$1	$—	$(3)	$83
Total assets	$85	$—	$—	$—	$1	$—	$(3)	$83

Transfers in and out of Level 3, during 2021 and 2020, included securities measured at lower of cost or fair value.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2021
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$16	Vendor price	Price	36 - 36 (36)	Increase
Residential mortgage-backed securities [4]	$1	Discounted Cash Flows	Constant prepayment rate	7% - 7% (7%)	Decrease
			Constant default rate	0% - 0% (0%)	Decrease
			Loss severity	27% - 27% (27%)	Decrease
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.
4 Primarily subordinated tranches of non-agency residential mortgage-backed securities

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$83	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2021
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$11,092,805	$10,330,856	$—	$8,119,665	$2,973,140	$—
Preferred stocks	11,325	10,273	—	11,325	—	—
Common stocks	467,386	467,386	452,545	14,841	—	—
Mortgage loans	2,338,215	2,226,042	—	—	2,338,215	—
Cash, cash equivalents and short-term
investments	186,574	186,574	186,574	—	—	—
Loans on insurance contracts	693,190	545,818	—	—	693,190	—
Other investments	405,729	391,433	192,652	142,081	70,996	—
Investment income due and accrued	118,569	118,569	118,569	—	—	—
Separate account assets	—	11,996,727	—	—	—	11,996,727
Total financial assets	$15,313,793	$26,273,678	$950,340	$8,287,912	$6,075,541	$11,996,727

Liabilities:
Deposit-type funds	$990,510	$990,510	$—	$—	$990,510	$—
Borrowings	3,840	3,989	—	—	3,840	—
Derivative liabilities	116,326	116,326	116,099	227	—	—
Separate account liabilities	—	11,996,727	—	—	—	11,996,727
Total financial liabilities	$1,110,676	$13,107,552	$116,099	$227	$994,350	$11,996,727

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$10,723,483	$9,638,654	$—	$7,467,161	$3,256,322	$—
Preferred stocks	13,160	12,177	—	13,160	—	—
Common stocks	390,070	390,070	373,408	16,662	—	—
Mortgage loans	2,250,727	2,094,450	—	—	2,250,727	—
Cash, cash equivalents and short-term
investments	370,839	370,839	370,839	—	—	—
Loans on insurance contracts	687,007	539,975	—	—	687,007	—
Other investments	501,978	485,923	283,477	140,563	77,938	—
Investment income due and accrued	113,867	113,867	113,867	—	—	—
Separate account assets	—	11,041,001	—	—	—	11,041,001
Total financial assets	$15,051,131	$24,686,956	$1,141,591	$7,637,546	$6,271,994	$11,041,001

Liabilities:
Deposit-type funds	$1,001,005	$1,000,269	$—	$—	$1,001,005	$—
Borrowings	3,865	3,733	—	—	3,865	—
Derivative liabilities	206,123	206,123	205,572	551	—	—
Separate account liabilities	—	11,041,001	—	—	—	11,041,001
Total financial liabilities	$1,210,993	$12,251,126	$205,572	$551	$1,004,870	$11,041,001

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$248,631	$2,861	$251,492
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	248,631	2,861	251,492
Deferred tax assets non-admitted	44,951	—	44,951
Subtotal net admitted deferred tax assets	203,680	2,861	206,541
Deferred tax liabilities	41,680	76,517	118,197
Net admitted deferred tax assets/(net deferred tax liability)	$162,000	$(73,656)	$88,344

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2021 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$88,344	$—	$88,344
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$88,344	$—	$88,344
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$283,023
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$115,336	$2,861	$118,197
Deferred tax assets admitted as the result of application
of NAIC SAP	$203,680	$2,861	$206,541

The components of the net deferred tax asset/(liability) as of December 31, 2020 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$234,307	$3,851	$238,158
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	234,307	3,851	238,158
Deferred tax assets non-admitted	64,592	—	64,592
Subtotal net admitted deferred tax assets	169,715	3,851	173,566
Deferred tax liabilities	44,613	46,341	90,954
Net admitted deferred tax assets/(net deferred tax liability)	$125,102	$(42,490)	$82,612

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2020 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$82,612	$—	$82,612
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$82,612	$—	$82,612
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$249,849
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$87,103	$3,851	$90,954
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,715	$3,851	$173,566

NOTE 4 - INCOME TAXES, (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2020 to December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$14,324	$(990)	$13,334
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	14,324	(990)	13,334
Deferred tax assets non-admitted	(19,641)	—	(19,641)
Subtotal net admitted deferred tax assets	33,965	(990)	32,975
Deferred tax liabilities	(2,933)	30,176	27,243
Net admitted deferred tax assets/(net deferred tax liability)	$36,898	$(31,166)	$5,732

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	5,732	—	5,732
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	5,732	—	5,732
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	33,174
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	28,233	(990)	27,243
Deferred tax assets admitted as the result of application
of NAIC SAP	$33,965	$(990)	$32,975

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2021	2020
Ratio percentage used to determine recovery period and
threshold limitation above	914%	1,013%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,886,819	$1,665,660

There were no tax planning strategies utilized as of December 31, 2021 or 2020.

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2021	2020	2019
Federal	$17,359	$19,600	$31,941
Federal income tax on net capital gains	9,319	7,365	11,801
Federal income tax incurred	$26,678	$26,965	$43,742

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$172	$167	$136	$5	$31
Unearned premium reserve	515	430	389	85	41
Policyholder reserves	93,859	89,735	80,590	4,124	9,145
Investments	10,124	7,521	57	2,603	7,464
Deferred acquisition costs	75,319	70,032	67,107	5,287	2,925
Policyholder dividends accrual	1,328	1,548	1,806	(220)	(258)
Fixed assets	1	5	85	(4)	(80)
Compensation and benefits accrual	30,390	29,239	27,200	1,151	2,039
Receivables - non-admitted	16,556	14,571	13,549	1,985	1,022
Net operating loss carry-forward	260	277	294	(17)	(17)
Coinsurance/modified coinsurance transaction	—	—	12,219	—	(12,219)
Other (including items <5% of total
ordinary tax assets)	20,107	20,782	8,654	(675)	12,128
Subtotal	248,631	234,307	212,086	14,324	22,221
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	44,951	64,592	60,967	(19,641)	3,625
Admitted ordinary deferred tax assets	$203,680	$169,715	$151,119	$33,965	$18,596

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Capital
Investments	$476	$1,469	$1,486	$(993)	$(17)
Real Estate	2,102	1,938	2,797	164	(859)
Other (including items <5% of total
ordinary tax assets)	283	444	660	(161)	(216)
Subtotal	2,861	3,851	4,943	(990)	(1,092)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	2,861	3,851	4,943	(990)	(1,092)
Admitted deferred tax assets	$206,541	$173,566	$156,062	$32,975	$17,504

Deferred tax liabilities:
Ordinary
Investments	$1,617	$3,014	$3,123	$(1,397)	$(109)
Fixed assets	2,486	2,925	3,322	(439)	(397)
Deferred and uncollected premium	17,778	17,793	18,001	(15)	(208)
Policyholder reserves	13,452	17,038	20,597	(3,586)	(3,559)
Unearned commissions	6,204	3,699	3,343	2,505	356
Other (including items <5% of total
ordinary tax liabilities)	143	144	144	(1)	—
Subtotal	$41,680	$44,613	$48,530	$(2,933)	$(3,917)

Capital
Investments	$75,747	$46,050	$35,890	$29,697	$10,160
Real estate	770	291	—	479	291
Subtotal	$76,517	$46,341	$35,890	$30,176	$10,451

Deferred tax liabilities	$118,197	$90,954	$84,420	$27,243	$6,534

Net deferred tax assets	$88,344	$82,612	$71,642	$5,732	$10,970

The change in the net admitted deferred tax assets was $5,732, $10,970 and $2,407 for the years ended December 31, 2021, 2020 and 2019, respectively. The change in non-admitted deferred tax assets of $(19,641), $3,625 and $(7,257) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2021	2020	Change
Total gross deferred tax assets	$251,492	$238,158	$13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$133,295	$147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$17,156

NOTE 4 - INCOME TAXES, (continued)

	2020	2019	Change
Total gross deferred tax assets	$238,158	$217,029	$21,129
Total deferred tax liabilities	90,954	84,420	6,534
Net deferred tax asset	$147,204	$132,609	14,595
Tax effect of change in unrealized gains and pension liability			3,728
Calvert deferred tax asset from dissolution			(651)
Change in net deferred income tax			$17,672

	2019	2018	Change
Total gross deferred tax assets	$217,029	$210,883	$6,146
Total deferred tax liabilities	84,420	73,424	10,996
Net deferred tax asset	$132,609	$137,459	(4,850)
Tax effect of change in unrealized gains and pension liability			25,349
Change in net deferred income tax			$20,499

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Net gain from operations before income taxes	$106,544	$67,641	$101,784
Net realized capital gains before income taxes	26,620	38,066	36,222
Deferred reinsurance gain (loss), net	(2,832)	(3,643)	35,649
Change in reserve on account of change in valuation basis	—	5,820	—
Change in pension liability	117	—	—
Change in unauthorized reinsurance	(12)	—	—
Total pre-tax statutory income	130,437	107,884	173,655
Change in non-admitted assets	(9,453)	(4,868)	8,450
IMR amortization	(9,487)	(8,861)	(8,581)
Affordable Care Act assessment	—	14,556	—
Tax-exempt income	(28,681)	(22,785)	(24,932)
Dividends received deduction	—	—	(5,000)
Subsidiary conversion to single member LLC	—	(7,014)	—
Realized gain on dissolution of subsidiary	—	(2,994)	—
Non-deductible expense	2,730	2,691	4,223
Other	1,202	2,368	2,392
Subtotal	86,748	80,977	150,207
Statutory tax rate	0.21	0.21	0.21
Subtotal	18,217	17,005	31,543
Tax credits	(8,695)	(7,712)	(8,300)
Total statutory income taxes	$9,522	$9,293	$23,243

Federal and foreign income tax incurred	$26,678	$26,965	$43,742
Change in deferred income tax	(17,156)	(17,672)	(20,499)
Total statutory income taxes	$9,522	$9,293	$23,243

The Company has no foreign tax credit carryovers to subsequent years.

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2021, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net operating loss	$1,237	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $14,859, $18,002, $14,820 for the tax years 2021, 2020, 2019, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company
Ameritas Investment Partners, Inc.
Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2021 and 2019, the Company received a return of capital of $1,700 and $1,000, respectively, from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

In 2020, the Company made a capital contribution of $7,550 to its wholly owned subsidiary, AIC.

In 2019, the Company received a cash dividend $5,000 from its wholly owned subsidiary, Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2019, the Company made a capital contribution of $30,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $26,047, $24,766 and $16,750 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2021 and 2020, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2021	2020
Ameritas Holding Company	$(3,927)	$(3,563)
Ameritas Life Insurance Corp. of New York	1,837	4,981
Ameritas Investment Company, LLC	580	940
Ameritas Investment Partners, Inc.	1,072	767
Griffin Realty, LLC	—	5
Variable Contract Agency, LLC	—	—
Ameritas Advisory Services, LLC	685	—
Dental Select	(60)	1,756
BlueStar Retirement Services, LLC	242	—
Total	$429	$4,886

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $2,455, $32,957 and $31,076 for the years ended December 31, 2021, 2020 and 2019, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $18,434, $16,484 and $15,686 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2021 and 2020.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2021	2020	2019
Benefit obligation at beginning of year	$49,302	$46,603	$44,448
Service cost	35	38	209
Interest cost	966	1,437	1,813
Actuarial gain (loss)	(1,458)	4,781	3,742
Benefits paid	(4,707)	(4,734)	(3,609)
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	1,177	—
Benefit obligation at end of year	$44,138	$49,302	$46,603

	Pension Benefits
	2021	2020	2019
Fair value of plan assets at beginning of year	$—	$—	$—
Reporting entity contribution	4,707	4,734	3,609
Benefits paid	(4,707)	(4,734)	(3,609)
Fair value of plan assets at end of year	$—	$—	$—

	Pension Benefits
	2021	2020	2019
Components:
Accrued benefit costs	$40,739	$44,372	$41,946
Liability for pension benefits	3,399	4,930	4,657
Assets and liabilities recognized:
Liabilities recognized	44,138	49,302	46,603
Unrecognized liabilities	3,399	4,930	4,657

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Service cost	$35	$38	$209
Interest cost	966	1,437	1,813
Amount of recognized losses	74	4,625	2,019
Total net periodic benefit cost	$1,075	$6,100	$4,041

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2021	2020	2019
Items not yet recognized as a component of net periodic cost - prior year	$4,930	$4,657	$13,762
Net gain (loss) arising during the period	(1,457)	4,781	3,742
Net loss recognized	(74)	(4,508)	(2,019)
Cumulative change in amortization method applied[1]	—	—	(10,828)
Items not yet recognized as a component of net
periodic cost - current year	$3,399	$4,930	$4,657
1Effective January 1, 2019, the Company elected to change its method for amortizing the actuarial gains and losses to the minimum corridor method. This changed the unrecognized actuarial gains and losses to recognize all gains and losses outside of the 10% corridor cumulative upon the election date. All amounts remain components of unassigned surplus under either method of amortization.

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Net recognized gains	$3,399	$4,930	$4,657

The weighted-average assumptions are as follows:

	Pension Benefits
	2021	2020	2019
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	2.98%	3.14%	4.23%
Rate of compensation increase	1.79%	1.77%	4.47%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	2.14%	2.98%	3.14%
Rate of compensation increase	1.81%	1.79%	1.77%

Future expected pension benefit payments are as follows:

Year	Amount
2022	$4,697
2023	$4,256
2024	$3,813
2025	$3,703
2026	$3,589
2027-2031	$16,153

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2021	2020
Accumulated benefit obligation	$44,138	$49,287

Projected benefit obligation (PBO)	$44,138	$49,302
Funded status (PBO - Plan assets)	$44,138	$49,302

Unrecognized items:
Unrecognized losses, net of tax	$2,685	$3,895
Total unrecognized items, net of tax	$2,685	$3,895

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. There were no expenses recognized for the Plan funding.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $15,013, $14,717 and $12,791 in 2021, 2020 and 2019, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $197,477 in dividends in 2022, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2021, 2020 and 2019.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2021	2020	2019
Unrealized capital gains, net of taxes	$171,082	$23,160	$16,327
Non-admitted asset values	(123,789)	(133,978)	(138,241)
Asset valuation reserve	(295,155)	(251,837)	(214,022)

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2021, 2020 and 2019 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,958 and $49,949 at December 31, 2021 and 2020, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2021 is $102,466. There has been not been any principal paid during the life of the Notes as of December 31, 2021. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash of $50,000 was received upon issuance and was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2021 and 2020, respectively, the Company had outstanding agreements to fund mortgages totaling $86,932 and $114,711. In addition at December 31, 2021 and 2020, respectively, the Company has committed to invest $332,803 and $272,249 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2021 and 2020, the Company had FHLB lines of credit available up to $433,142 and $307,377, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2021 and 2020 related to these lines of credit.

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2021, 2020 and 2019 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $3,664 and $4,034 at December 31, 2021 and 2020, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the Company had a related receivable of $2,710 and $3,013, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020 are as follows:

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

	2021	2020
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$6,320	$7,316
Decreases during the year
Premium tax offset applied	(1,066)	(1,133)
Charge off of estimated premium tax offset	(318)	(320)
	(1,384)	(1,453)
Increases during the year
Assessments paid	165	457
	165	457
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$5,101	$6,320

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2021 and 2020 are summarized below. The discount rate applied was 3.0% and 3.5% for December 31, 2021 and 2020, respectively.

	December 31, 2021
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,567	$3,288	$5,389	$2,360

	December 31, 2021
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

	December 31, 2020
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,175	$2,487	$5,112	$1,578

	December 31, 2020
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2021 and 2020.

Uncollectibility of Assets
The Company had admitted assets of $13,187 and $11,317 at December 31, 2021 and 2020, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The loss from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2021	2020	2019
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$(829)	$(1,393)	$(2,979)
Net loss from operations	$(829)	$(1,393)	$(2,979)

Total claim payment volume	$180,138	$152,945	$193,120

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2021	2020	2019
Gross reimbursement for medical cost incurred	$28,857	$28,226	$27,605
Other income or expenses (including interest paid to or received from plans)	8,595	7,462	7,388
Gross expenses incurred (claims and administrative)	27,262	24,297	23,507
Net gain from operations	$10,190	$11,391	$11,486

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,166, $4,737 and $4,396 in 2021, 2020 and 2019, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $33, $621, and $585 in 2021, 2020 and 2019, respectively.

NOTE 10 - LEASES, (continued)

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2021:

Calendar Year	Amount
2022	$2,175
2023	1,440
2024	913
2025	552
2026 and thereafter	1,102
Total	$6,182

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC writes ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority, premium collection and underwriting. The total amount of direct premiums written by DXC was $267,540, $271,184 and $248,018 for the years ended December 31, 2021, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, the Company had a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which wrote group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority, premium collection and underwriting, for which direct premiums exceeded 5% of total capital and surplus. The total amount of direct premiums written by AMBA was $96,425 and $88,252 for the years ended December 31, 2020 and 2019, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $504,670, $518,344 and $491,627 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $124,467 and $118,126 and cash of $2,136 and $7,168 at December 31, 2021 and 2020, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2021 and through March 25, 2022, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a loss is likely for ceded business. The Company recorded a contingency liability of $14,613 and $16,664 at December 31, 2021 and 2020, respectively, on the Balance Sheets - Statutory Basis. The Company also adjusted its other reinsurance receivables included in Other admitted assets and Reserve for unpaid claims in the Balance Sheets - Statutory Basis due to our analysis of collectability. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

NOTE 14 - REINSURANCE, (continued)

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2021	2020	2019
Assumed[1]	$109,582	$109,062	$110,358
Ceded	(267,198)	(252,021)	(253,164)
Reinsurance premiums, net	$(157,616)	$(142,959)	$(142,806)
¹ Includes modco reinsurance premiums of $7,041 in 2019. There were no modco reinsurance premiums in 2021 and 2020.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2021, 2020 and 2019.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Under the agreement, the Company ceded $40,879 of reserves to the third party.  This agreement included an in-force block of business, which was accounted for in accordance with NAIC SAP, and that required any increase in surplus, net of federal income taxes of $4,318, on in-force business issued prior to the effective date of the agreement to be identified separately and included as a direct item to surplus by the ceding company.  As a result of this agreement there was $36,560 recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2019. Amortization of $2,832 and $3,643, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2021 and 2020, respectively.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2021 and 2020, invested assets of $1,117,422 and $1,129,363, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 4.1% and 4.4% of the Company’s admitted assets at December 31, 2021 and 2020, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2021	2020	2019
Total reserve for unpaid claims at January 1	$316,765	$284,339	$278,529
Less reinsurance assumed	(18,267)	(17,354)	(17,238)
Plus reinsurance ceded	172,907	151,501	147,259
Direct balance	471,405	418,486	408,550

Incurred related to:
Current year	777,744	618,972	611,690
Prior year	2,986	13,035	1,803
Total incurred	780,730	632,007	613,493

Paid related to:
Current year	645,529	495,754	520,536
Prior year	90,184	83,334	83,021
Total paid	735,713	579,088	603,557

Direct balance	516,422	471,405	418,486
Plus reinsurance assumed	18,121	18,267	17,354
Less reinsurance ceded	(189,189)	(172,907)	(151,501)
Total reserve for unpaid claims at December 31	$345,354	$316,765	$284,339

As a result of unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses increased by $2,986, $13,035, and $1,803 for the years ended December 31, 2021, 2020, and 2019, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2021.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2021	2020	2019
Paid assumed reinsurance claims	$81,375	$67,813	$74,081
Incurred assumed reinsurance claims	$81,229	$68,726	$74,197

Paid ceded reinsurance claims	$29,287	$24,203	$21,608
Incurred ceded reinsurance claims	$45,569	$45,609	$25,850

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2021 and 2020, respectively, the Company had $3,427,643 and $4,437,411 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $28,240 and $31,786 at December 31, 2021 and 2020, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,632,630	—	1,632,630	23.6%
At fair value	—	2,823,648	2,823,648	40.8%
Total with adjustment or at fair value	1,632,630	2,823,648	4,456,278	64.4%
At book value without adjustment
(minimal or no charge)	2,097,258	—	2,097,258	30.3%
Not subject to discretionary withdrawal	368,460	—	368,460	5.3%
Total gross	4,098,348	2,823,648	6,921,996	100.0%
Reinsurance ceded	272,328	—	272,328
Total individual annuity reserves	$3,826,020	$2,823,648	$6,649,668
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$160,832	$—	$160,832

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,030,790	$—	$1,030,790	12.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	7,371,957	7,371,957	86.0%
Total with adjustment or at fair value	1,030,790	7,371,957	8,402,747	98.0%
At book value without adjustment
(minimal or no charge)	130,039	—	130,039	1.5%
Not subject to discretionary withdrawal	38,335	—	38,335	0.5%
Total gross	1,199,164	7,371,957	8,571,121	100.0%
Reinsurance ceded	9,840	—	9,840
Total group annuity reserves	$1,189,324	$7,371,957	$8,561,281
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$220,205	$—	$220,205	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	587,451	587,451	37.2%
Total with adjustment or at fair value	220,205	587,451	807,656	51.2%
At book value without adjustment
(minimal or no charge)	255,287	—	255,287	16.2%
Not subject to discretionary withdrawal	515,442	—	515,442	32.6%
Total gross	990,934	587,451	1,578,385	100.0%
Reinsurance ceded	424	—	424
Total deposit-type funds	$990,510	$587,451	$1,577,961
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$6,005,854	$10,783,056	$16,788,910

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,360,160	—	1,360,160	21.5%
At fair value	—	2,615,241	2,615,241	41.3%
Total with adjustment or at fair value	1,360,160	2,615,241	3,975,401	62.8%
At book value without adjustment
(minimal or no charge)	1,974,097	—	1,974,097	31.2%
Not subject to discretionary withdrawal	379,297	—	379,297	6.0%
Total gross	3,713,554	2,615,241	6,328,795	100.0%
Reinsurance ceded	205,195	—	205,195
Total individual annuity reserves	$3,508,359	$2,615,241	$6,123,600
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$199,787	$—	$199,787

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,060,077	$—	$1,060,077	13.3%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	6,733,259	6,733,259	84.5%
Total with adjustment or at fair value	1,060,077	6,733,259	7,793,336	97.8%
At book value without adjustment
(minimal or no charge)	136,360	—	136,360	1.7%
Not subject to discretionary withdrawal	40,970	—	40,970	0.5%
Total gross	1,237,407	6,733,259	7,970,666	100.0%
Reinsurance ceded	11,189	—	11,189
Total group annuity reserves	$1,226,218	$6,733,259	$7,959,477
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$222,931	$—	$222,931	13.7%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	626,595	626,595	38.5%
Total with adjustment or at fair value	222,931	626,595	849,526	52.2%
At book value without adjustment
(minimal or no charge)	260,689	—	260,689	16.0%
Not subject to discretionary withdrawal	517,086	—	517,086	31.8%
Total gross	1,000,706	626,595	1,627,301	100.0%
Reinsurance ceded	437	—	437
Total deposit-type funds	$1,000,269	$626,595	$1,626,864
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,734,846	$9,975,095	$15,709,941

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)
The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,994,138	$4,713,646
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,206	20,931
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	990,510	1,000,269
	6,005,854	5,734,846
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	10,195,605	9,348,500
Exhibit 4, Line 9, Column 1	587,451	626,595
Total	$16,788,910	$15,709,941

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2021
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,104,614	$1,104,077	$1,110,275	$—	$—	$—
Universal life with secondary guarantees	754,886	624,483	1,201,317	—	—	—
Indexed universal life	14,132	14,124	14,203	—	—	—
Indexed universal life with secondary guarantees	889,324	725,223	796,088	—	—	—
Other permanent cash value life insurance	—	1,510,716	2,682,080	—	—	—
Variable universal life	142,289	1,327,907	151,820	1,194,339	—	1,191,320
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	529,869	XXX	XXX	—
Accidental death benefits	XXX	XXX	322	XXX	XXX	—
Disability - active lives	XXX	XXX	30,350	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,807	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	28,782	XXX	XXX	—
Total gross	2,905,245	5,306,530	6,569,913	1,194,339	—	1,191,320
Reinsurance ceded	—	—	634,344	—	—	—
Total life reserves	$2,905,245	$5,306,530	$5,935,569	$1,194,339	$—	$1,191,320

	2020
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,136,735	$1,135,633	$1,142,426	$—	$—	$—
Universal life with secondary guarantees	754,756	616,907	1,167,324	—	—	—
Indexed universal life	13,490	13,467	13,521	—	—	—
Indexed universal life with secondary guarantees	704,520	562,964	624,670	—	—	—
Other permanent cash value life insurance	—	1,448,972	2,626,565	—	—	—
Variable universal life	145,147	1,176,326	154,228	1,043,274	—	1,036,937
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	527,047	XXX	XXX	—
Accidental death benefits	XXX	XXX	337	XXX	XXX	—
Disability - active lives	XXX	XXX	27,990	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,146	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	32,424	XXX	XXX	—
Total gross	2,754,648	4,954,269	6,341,678	1,043,274	—	1,036,937
Reinsurance ceded	—	—	635,302	—	—	—
Total life reserves	$2,754,648	$4,954,269	$5,706,376	$1,043,274	$—	$1,036,937

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$5,878,162	$5,648,860
Exhibit 5, Accidental Death Benefits Section, Total (net)	305	319
Exhibit 5, Disability - Active Lives Section, Total (net)	14,229	12,254
Exhibit 5, Disability - Disabled Lives Section, Total (net)	16,769	17,200
Exhibit 5, Miscellaneous Reserves Section, Total (net)	26,104	27,743
	5,935,569	5,706,376
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,191,320	1,036,937
	1,191,320	1,036,937
Total	$7,126,889	$6,743,313

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2021		2020
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,425	$342	$2,960	$435
Ordinary renewal	40,186	56,091	46,963	62,754
Group life	1	1	1	1
Total	$45,612	$56,434	$49,924	$63,190

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2021, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2021 and 2020 the Company’s Separate Account Statements included legally insulated assets of $11,996,727 and $11,041,001, respectively.

The Company does not engage in securities lending transactions within the separate account.

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2021	2020	2019
For the year ended December 31:
Premiums, considerations or deposits	$1,281,793	$1,083,406	$1,199,605
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$11,974,376	$11,012,032

Reserves subject to discretionary withdrawal:
At fair value	$11,974,376	$11,012,032
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$11,974,376	$11,012,032

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2021	2020	2019
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts[1]	$1,228,829	$1,021,476	$1,216,392
Transfers from the separate accounts	(1,700,163)	(1,620,718)	(1,366,268)
Net transfers from the separate accounts	(471,334)	(599,242)	(149,876)
Reconciling adjustments:
Other	—	—	5
Assumption reinsurance	—	—	(70,910)
Deposit-type contracts assumption reinsurance	(1)	—	(36,854)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(471,335)	$(599,242)	$(257,635)
1Includes assumption reinsurance transfers to the separate accounts of $0, $0, $107,764 in 2021, 2020 and 2019, respectively.

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

At December 31, 2021 the Company recorded charges for impairments related to a ceded reinsurer under rehabilitation. Certain reclassifications have been made to these financial statements from those filed with the Nebraska Department of Insurance and the audited financial statements as follows. There was no impact on Total Liabilities, Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Reserves for life, accident and health policies	$11,372,768	$13,466	$11,386,234
Other liabilities	476,090	(13,466)	462,624

Change in reserves for life, accident and health policies	536,093	(2,252)	533,841
General insurance expenses	488,695	2,252	490,947